N-2	Jul. 29, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002056164
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-284935
Investment Company Act File Number	811-24055
Document Type	N-2
Document Registration Statement	true
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	4
Entity Registrant Name	JPMORGAN CREDIT MARKETS FUND
Entity Address, Address Line One	277 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10172
Local Phone Number	1-800-480-4111
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	true
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses (fees paid directly from your investment)	Class S Shares	Class A Shares	Class I Shares
Maximum Sales Load (as a percentage of purchase amount) (1)	—	2.25%	—

(1)
For Class A Shares, an upfront sales load charge of 2.25% will be applied to purchases in the amount of $100,000 or less. For purchases from $100,000.01 to $249,999.99 there will be an upfront sales load charge of 1.75%. For purchases $250,000 and above, there will not be an upfront sales charge, however, there will be a contingent deferred sales charge of 1.00% in instances where the Shareholder redeems such Class A Shares within eighteen (18) months after purchase. No upfront sales load will be paid with respect to Class S Shares or Class I Shares, however, if you buy Class S Shares through certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that selling agents limit such charges to a 3.50% cap on NAV for Class S Shares. Financial intermediaries will not charge such fees on Class I Shares. Please consult your financial intermediary for additional information.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Estimated Annual Operating Expenses (as a percentage of net assets attributable to Shares)	Class S Shares	Class A Shares	Class I Shares
Advisory Fee (2)(5)	1.00%	1.00%	1.00%
Interest Payments on Borrowed Funds (3)	0.11%	0.11%	0.11%
Other Expenses (4)	1.31%	1.31%	1.31%
Distribution Fee	0.75%	0.50%	None
Acquired Fund Fees and Expenses (5)	0.85%	0.85%	0.85%
Total Annual Expenses	4.02%	3.77%	3.27%
Fee Waiver and/or Expense Reimbursement (6)(7)	(0.75)%	(0.75)%	(0.75)%
Total Annual Expenses (After Fee Waiver and/or Expense Reimbursement)	3.27%	3.02%	2.52%
(2)
The Fund pays the Adviser a monthly Advisory Fee at an annual rate of 1.00% based on value of the Fund’s net assets, calculated and accrued daily. For purposes of determining the Advisory Fee payable to the Adviser, the value of the Fund’s net assets will be calculated prior to the inclusion of the Advisory Fee, payable to the Adviser or to any purchases or repurchases of Shares of the Fund or any distributions by the Fund. The Adviser has contractually agreed to reduce its Advisory Fee to an annual rate of 0.25% for a one-year
term from the date the Fund commences operations (the “Fee Waiver Agreement”). Unless otherwise extended by agreement between the Fund and the Adviser, the Advisory Fee payable by the Fund after the conclusion of the first year of operations will be at the annual rate of 1.00%. The reduction of the Advisory Fee under the Fee Waiver Agreement is not subject to recoupment by the Adviser under the Expense Limitation Agreement described below.

(3)
In addition to estimated interest payments, includes estimated fees payable under the Fund’s anticipated line of credit. If the Fund were to incur higher levels of leverage or pay higher interest rates, interest payments on borrowed funds as a percentage of net assets would be higher.

(4)
The Other Expenses include, among other things, the Servicing Fee, professional fees, and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian. The Other Expenses are based on estimated amounts for the Fund’s current fiscal year.

(5)
The Acquired Fund Fees and Expenses include the fees and expenses of the Portfolio Funds in which the Fund intends to invest. Some or all of the Portfolio Funds in which the Fund intends to invest generally charge asset-based management fees. The managers of the Portfolio Funds may also receive performance-based compensation if the Portfolio Funds achieve certain profit levels, generally in the form of “carried interest” allocations of profits from the Portfolio Funds, which effectively will reduce the investment returns of the Portfolio Funds. The Portfolio Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 1.50%, and generally charge between 10% and 20% of net profits as a carried interest allocation, subject to a clawback. The “Acquired Fund Fees and Expenses” disclosed above are based on historic fees and expenses of the Portfolio Funds in which the Fund anticipate investing, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” The Acquired Fund Fees and Expenses are based on estimated amounts for the Fund’s current fiscal year.

(6)
Pursuant to an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund, if required to ensure certain annual operating expenses (excluding the Advisory Fee, any Distribution Fee, Servicing Fee, interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, borrowing costs, merger or reorganization expenses, shareholder meetings expenses, litigation expenses, reasonable research and due diligence expenses, investment-related software and database expenses, expenses associated with the acquisition and disposition of investments (including interest and structuring costs for borrowings and line(s) of credit) and extraordinary expenses, if any; collectively, the “Excluded Expenses”) do not exceed 1.10% per annum (excluding Excluded Expenses) of the Fund’s average daily net assets of each class of Shares. With respect to each class of Shares, the Fund agrees to repay the Adviser any fees waived or expenses assumed under the Expense Limitation Agreement for such class of Shares, provided the repayments do not cause the Fund’s annual operating expenses (excluding Excluded Expenses) for that class of Shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Adviser, whichever is lower. Any such repayments must be made within thirty-six
months after the month in which the Adviser waived the fee or reimbursed the expense. The Expense Limitation Agreement will have a term until August 1, 2027, and the Adviser may extend the term for a period of one year on an annual basis. The Adviser may not terminate the Expense Limitation Agreement during its term. As a result of the reduction of the Advisory Fee under the Fee Waiver Agreement, no additional fee waivers or expense reimbursements are expected from the Adviser under the Expense Limitation Agreement based on the estimated Other Expenses for the Fund’s current fiscal year.

(7)
The Fund may invest in one or more mutual funds and/or ETFs advised by the Adviser or its affiliates (“affiliated funds”). The Adviser has contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net advisory fees it collects from the affiliated funds on the Fund’s investment in such affiliated funds.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The examples assume that all distributions are reinvested at net asset value and that the percentage amounts listed under Annual Expenses remain the same (except that the examples incorporate the fee waiver and expense reimbursement arrangements from the Expense Limitation Agreement for only the one-year
example and the first year of the three-, five- and
ten-year
examples). The assumption in the hypothetical example of a 5% annual return is required by regulation of the SEC and is applicable to all registered investment companies. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund.
Example 1

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 Class S Shares investment, assuming a 5% annual return:	$33	$116	$200	$418
You would pay the following expenses on a $1,000 Class A Shares investment, assuming a 5% annual return:	$52	$128	$206	$410
You would pay the following expenses on a $1,000 Class I Shares investment, assuming a 5% annual return:	$26	$94	$164	$352
Example 2

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $25,000 Class S Shares investment, assuming a 5% annual return:	$825	$2,889	$4,995	$10,442
You would pay the following expenses on a $25,000 Class A Shares investment, assuming a 5% annual return:	$1,308	$3,210	$5,159	$10,246
You would pay the following expenses on a $25,000 Class I Shares investment, assuming a 5% annual return:	$638	$2,342	$4,107	$8,791

The Examples above are based on the annual fees and expenses as of March 31, 2027 and assumes that the Fund has net assets of $500 million as of such date. They should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown, and the Fund’s actual rate of return may be greater or less than the hypothetical 5.0% return assumed in the examples.

Purpose of Fee Table , Note [Text Block]	The purpose of the table above and the examples below is to assist prospective investors in understanding the various costs and expenses Shareholders will bear.
Basis of Transaction Fees, Note [Text Block]	as a percentage of purchase amount
Other Expenses, Note [Text Block]	The Other Expenses include, among other things, the Servicing Fee, professional fees, and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian. The Other Expenses are based on estimated amounts for the Fund’s current fiscal year.
Management Fee not based on Net Assets, Note [Text Block]	The Fund pays the Adviser a monthly Advisory Fee at an annual rate of 1.00% based on value of the Fund’s net assets, calculated and accrued daily. For purposes of determining the Advisory Fee payable to the Adviser, the value of the Fund’s net assets will be calculated prior to the inclusion of the Advisory Fee, payable to the Adviser or to any purchases or repurchases of Shares of the Fund or any distributions by the Fund. The Adviser has contractually agreed to reduce its Advisory Fee to an annual rate of 0.25% for a one-year
	term from the date the Fund commences operations (the “Fee Waiver Agreement”). Unless otherwise extended by agreement between the Fund and the Adviser, the Advisory Fee payable by the Fund after the conclusion of the first year of operations will be at the annual rate of 1.00%. The reduction of the Advisory Fee under the Fee Waiver Agreement is not subject to recoupment by the Adviser under the Expense Limitation Agreement described below.
Acquired Fund Fees and Expenses, Note [Text Block]	The Acquired Fund Fees and Expenses include the fees and expenses of the Portfolio Funds in which the Fund intends to invest. Some or all of the Portfolio Funds in which the Fund intends to invest generally charge asset-based management fees. The managers of the Portfolio Funds may also receive performance-based compensation if the Portfolio Funds achieve certain profit levels, generally in the form of “carried interest” allocations of profits from the Portfolio Funds, which effectively will reduce the investment returns of the Portfolio Funds. The Portfolio Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 1.50%, and generally charge between 10% and 20% of net profits as a carried interest allocation, subject to a clawback. The “Acquired Fund Fees and Expenses” disclosed above are based on historic fees and expenses of the Portfolio Funds in which the Fund anticipate investing, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” The Acquired Fund Fees and Expenses are based on estimated amounts for the Fund’s current fiscal year.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE AND STRATEGY
The Fund’s investment objective is to provide income and capital appreciation over the long term.
In pursuing its investment objective, the Fund intends to invest in an actively managed portfolio of credit investments, including but not limited to loans, bonds, other credit instruments, collateralized debt obligations, collateralized loan obligations, asset-backed securities, credit-linked notes or other structured finance securities (“credit investments”).

The Fund’s investment exposure to credit investments is implemented via a variety of investment types that include: (i) investments in credit funds or pools of credit assets managed by various unaffiliated asset managers (“Portfolio Funds”) acquired in privately negotiated transactions (a) from investors in these Portfolio Funds, and/or (b) in connection with a restructuring transaction of a Portfolio Fund (together, “Secondary Investments”); (ii) credit investments, either directly or indirectly via special purpose or other vehicles sponsored and controlled by various unaffiliated asset managers
(“Co-Investments”);
(iii) primary investments in Portfolio Funds (“Primary Investments”); and (iv) structured finance securities. The allocation among those types of investments and other investments may vary from time to time.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in credit investments. The Fund may invest in credit investments indirectly through investment vehicles, including but not limited to affiliated or unaffiliated mutual funds and ETFs. This policy may be changed by the Fund’s Board, upon 60 days’ prior written notice to Shareholders. The Fund intends to count the value of any money market funds, cash, other cash equivalents or U.S. Treasury securities with remaining maturities of one year or less that cover unfunded commitments to invest in Portfolio Funds or special purpose vehicles controlled by unaffiliated general partners that will acquire a private credit investment, in each case that the Fund reasonably expects to be called in the future, as qualifying investments for purposes of its 80% policy. The Fund’s 80% policy is non-fundamental
and can be changed without Shareholder approval upon 60 days’ prior notice, provided that the Fund provides such notice in advance of a repurchase offer and such repurchase offer is not oversubscribed. The Fund must review its portfolio investments at least quarterly. If, subsequent to an investment, the Fund identifies that the requirements to its 80% policy are no longer met, the Fund will make future investments in a manner that will bring it into compliance with its 80% policy as soon as reasonably practicable.
The Fund may have exposure to companies and funds that are organized or headquartered or have substantial sales or operations outside of the United States, its territories, and possessions, including emerging market countries.
The Fund intends to establish one or more credit lines to borrow money for a range of purposes, including to provide liquidity for capital calls by Portfolio Funds and
Co-Investments,
to satisfy repurchase requests, to manage timing issues in connection with the inflows of additional capital and the acquisition of Fund investments and to otherwise satisfy Fund obligations. There is no assurance, however, that the Fund will be able to enter into a credit line or that it will be able to timely repay any borrowings under such credit line, which may result in the Fund incurring leverage on its portfolio investments from time to time. The Fund is permitted to borrow money or issue debt securities in an amount up to 33 1/3% of its total assets in accordance with the 1940 Act. The Fund’s Board may modify the borrowing policies of the Fund, including the purposes for which borrowings may be made, and the length of time that the Fund may hold portfolio securities purchased with borrowed money. The rights of any lenders to the Fund to receive payments of interest or repayments of principal will be senior to those of the Shareholders and the terms of any borrowings may contain provisions that limit certain activities of the Fund. The Fund also may borrow money from banks or other lenders for temporary purposes in an amount not to exceed 5% of the Fund’s assets. Such temporary borrowings are not subject to the asset coverage requirements discussed above.
To manage the liquidity of its investment portfolio, the Fund also invests a portion of its assets in a portfolio of investment grade bonds, high yield bonds, short-term debt securities, leveraged loans, U.S. Government securities, affiliated and unaffiliated money market securities, mutual funds and/or ETFs, cash and/or cash equivalents as further described below in “Types of Portfolio Investments – Liquid Assets” (“Liquid Assets”). The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (“affiliated money market funds”). To enhance the Fund’s liquidity, particularly in times of possible net outflows through the repurchase of Shares by periodic repurchase offers to Shareholders, the Fund may sell certain of its assets. The Fund seeks to hold an amount of Liquid Assets consistent with prudent liquidity management. For temporary defensive purposes, liquidity management or in connection with implementing changes in the asset allocation, the Fund may hold a substantially higher amount of Liquid Assets.

The Fund may make investments directly and indirectly and has formed wholly-owned Subsidiaries through which it makes investments and may form additional subsidiaries in the future in order to pursue its investment objective and strategies in a manner that will enable it to comply with certain U.S. federal income tax requirements or for the purpose of facilitating its use of permitted borrowings. Except as otherwise provided, references to the Fund’s investments also will refer to any Subsidiary’s investments. In determining which investments should be bought and sold for a Subsidiary, the Adviser will treat the assets of the Subsidiary as if the assets were held directly by the Fund. The financial statements of each Subsidiary will be consolidated with those of the Fund.
The Fund’s asset allocation and amount of credit investments may be based, in part, on anticipated future capital calls and distributions from such investments. This may result in the Fund making commitments to credit investments in an aggregate amount that exceeds the total amounts invested by Shareholders in the Fund at the time of such commitment (i.e., to “over-commit”). To the extent that the Fund engages in an “over-commitment” strategy, the risk associated with the Fund defaulting on a commitment to a Portfolio Fund will increase.
If the Fund uses one or more Subsidiaries to make investments they will bear their respective organizational and operating fees, costs, expenses and liabilities and, as a result, the Fund will indirectly bear these fees, costs, expenses and liabilities. As the Subsidiaries are wholly owned, they have the same investment strategies as the Fund. The Fund and its Subsidiaries are subject to the same investment restrictions and limitations on a consolidated basis. In addition, the Subsidiaries are consolidated subsidiaries of the Fund and the Fund complies with the provisions of the 1940 Act governing capital structure and leverage on an aggregate basis with the Subsidiaries. The Adviser serves as investment adviser to the Fund and each Subsidiary. The Subsidiaries comply with the provisions relating to affiliated transactions and custody of the 1940 Act. JPMorgan Chase, N.A. serves as the custodian to the Subsidiaries. The Fund does not intend to create or acquire primary control of any entity which engages in investment activities in securities or other assets other than entities wholly owned by the Fund.
Secondary Investments may include illiquid direct or indirect non-controlling
interests in, or interests in the revenue or profits of, management companies of a Portfolio Fund. The Fund does not intend to take on management responsibilities with respect to these investments, and the Fund will not control or otherwise hold an amount of interests in the management company such that the Fund becomes an affiliated person of the management company. There can be no assurance that the Fund’s investment objective will be achieved or that the Fund’s investment program will be successful.
Investment Strategies
In pursuing the Fund’s investment objective, the Adviser will seek to invest in Secondary Investments,
Co-Investments
and Primary Investments that represent a broad spectrum of credit.
Credit
Over the past 15 years a combination of factors has helped to reshape the financial landscape and led private credit to take on more prominence. Following the 2008 financial crisis regulatory changes such as the Dodd-Frank Act in the United States and Basel III internationally have imposed stricter capital requirements on banks. This has made traditional bank lending more costly and less attractive, leading to a reduction in bank lending, especially to small and medium-sized
enterprises (SMEs) and other higher-risk borrowers. Credit funds have stepped in to fill this gap.
Credit covers a wide spectrum of strategies and collateral types. Some of the main areas where the Advisor will focus include:
Direct Lending
: Many middle market companies struggle to access traditional banks loans or public debt markets. Direct lending offers customized financing solutions with flexible terms at higher yields and includes various loan types such as senior secured loans, unitranche loans, and subordinated debt.

Asset Based Finance
: Asset-based finance is a type of lending where a loan is secured by specific collateral. This collateral can include accounts receivable, inventory, machinery, equipment, and real estate.
Distressed debt strategies
: Investors in distressed debt often engage in active management, working to restructure the company’s debt and operations to facilitate a turnaround. The focus is on investing in the debt of financially troubled companies, purchasing these securities at a significant discount with the expectation of substantial returns as the company’s situation improves.
Types of Portfolio Investments
Secondary Investments
The Adviser believes that the credit secondaries market is still relatively nascent compared to other private capital asset classes, which provides unique opportunities for investors in credit secondaries. When selecting investments, the Adviser may consider the following opportunities, among others.
Alpha generation
: A material supply / demand imbalance created by a large addressable market and a fractured network of potential buyers provides for the opportunity for material discounts, allowing investors to enter assets at implied yields in excess of the underlying fund’s target returns. Alpha is the excess return on an investment relative to the return of a suitable market index or comparable.
J-curve
mitigation / current yield
: Offers rapid deployment, while still being selective, into cashflow positive vehicles, both due to the assets’ current income as well as their expected repayments. The
J-curve
refers to the fact that the net internal rate of return in the early years of a fund are generally negative, dominated by the drawdowns for fees and investments, and as investments accrete in values and are gradually liquidated, returning capital and profits, the fund works through the
J-curve
and begins to show positive internal rates of return and multiples of investors’ capital. Because the Fund generally intends to make Secondary Investments in deployed, seasoned, and cash-flowing assets, near term cash outflows are expected to be offset by near term inflows, which the Fund expects to mitigate the
J-curve.
Limited duration
: Assets have significantly shorter expected lives than other credit alternatives due to the fact that they are typically being acquired well into their lifecycle.
Diversification
: Strong pipeline of opportunities allows for diversification by geography, manager, fund, fund type, vintage, obligor, security type and industry.
Market volatility capitalization
: Sellers often approach the market in periods of volatility to liquidate assets. Buyers are able to reprice these assets to more accurately reflect appropriate risk return dynamics that exist within the market.
Limited blind pool risk
: Acquired assets are typically highly funded with transparency into their underlying portfolio positions’ performance, which is then subject to another level of due diligence conducted by the Adviser prior to acquisition.
Interest rate protection
: Assets are typically floating rate and provide for incremental yield in times of volatility and higher interest rates.
The Adviser intends to invest opportunistically based on the Adviser’s perception of the best risk-adjusted returns within the credit secondaries landscape of opportunities. The Fund’s assets may be deployed in whatever credit-related investment strategies are deemed appropriate under prevailing economic and market conditions to attempt to achieve the Fund’s investment objective. The Fund’s strategy may involve investments in “undervalued” assets.

Significant Secondaries Acquisition Transactions
. From time to time, the Fund may enter into acquisition transactions to acquire significant amounts of Secondary Investments (“Acquisition Transactions”). The consummation of these types of transactions, given their size and complexity, is uncertain. Most of these types of transactions will be subject to certain closing conditions, including, among others, counterparty consent (which may include consent of both the selling general and limited partners) as well as the consents of the general partners of the limited partnerships comprising the Secondary Investments. See “Risks - Risks Relating to Significant Secondaries Acquisition Transactions” for a description of the risks relating to Acquisition Transactions. The Adviser may use a combination of available cash and borrowings under the Fund’s credit line to complete Acquisition Transactions over time.
Co-Investments
The Adviser intends to pursue
co-investment
opportunities, including with third-party private credit funds that have demonstrated success. In structuring co-investments,
the Adviser’s objectives will be (i) to achieve attractive risk-adjusted returns, (ii) to maintain diversification, and (iii) to protect the investor’s capital on the downside.
The Adviser plans to leverage its experience and relationships with third party managers of investment funds, as well as its global network and internal sourcing capabilities, to attract and generate co-investment
opportunities.
Throughout the due diligence process, the Adviser will consult both internal and external resources to develop a comprehensive understanding of the investment.
Primary Investments
In the view of the Adviser, it is critical that an investor partner with a team that has long standing relationships with successful managers, a due diligence process to identify top performing emerging managers, and the selectivity and discipline to rule out those groups that are not able to maintain their premier performance. Identifying and gaining access to high quality private credit managers and building an appropriately diversified portfolio are essential elements to consistently realizing the return enhancing benefits of private credit.
The Adviser believes it has successfully established long-term relationships with established, leading private credit general partners or managers. The Adviser seeks to add value to private credit funds in a variety of ways including maintaining a dialogue with fund general partners or managers regarding their strategies and investment decisions. This value-added approach is intended to align the interests of the Fund with those of the general partner or manager, to encourage the general partner or manager to engage in early discussions with the Adviser about new fund-raising activities, and, importantly, to generate investment opportunities for secondary investments and co-investments.
Liquid Assets
The Fund intends to invest a portion of its assets in a portfolio of Liquid Assets, including investment grade bonds, high yield bonds, short-term debt securities, leveraged loans, U.S. Government securities, affiliated and unaffiliated money market securities, mutual funds and/or ETFs, cash and/or cash equivalents. The Fund may invest in investment grade fixed-income securities as well as below investment grade fixed-income securities that are expected to focus on floating rate senior secured loans issued by U.S. and foreign corporations, partnerships and other business entities, including private equity backed companies.
Other Credit Investments
The Fund may invest in other credit investments, including CLOs, Securitization Vehicles and bank loans and participations.

Modifications
The Adviser may modify the implementation of the Fund’s investment strategies, portfolio allocations, investment processes and investment techniques based on market conditions, changes in personnel or as the Adviser otherwise deems appropriate.
	No guarantee or representation is made that the investment strategy of the Fund will be successful or that the Fund will achieve its investment objective.
Risk Factors [Table Text Block]
RISKS
AN INVESTMENT IN THE FUND INVOLVES A HIGH DEGREE OF RISK AND THEREFORE SHOULD ONLY BE UNDERTAKEN BY QUALIFIED INVESTORS WHOSE FINANCIAL RESOURCES ARE SUFFICIENT TO ENABLE THEM TO ASSUME THESE RISKS AND TO BEAR THE LOSS OF ALL OR PART OF THEIR INVESTMENT. THE FOLLOWING RISK FACTORS SHOULD BE CONSIDERED CAREFULLY, BUT ARE NOT MEANT TO BE AN EXHAUSTIVE LISTING OF ALL OF THE POTENTIAL RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND. INVESTORS SHOULD CONSULT WITH THEIR OWN FINANCIAL, LEGAL, INVESTMENT AND TAX ADVISERS PRIOR TO INVESTING IN THE FUND.
Investment in the Fund is suitable only for those persons who have such knowledge and experience in financial and business matters that they are capable of evaluating the merits and risks of their proposed investment, who can afford to bear the economic risk of their investment, who are able to withstand a total loss of their investment and who have no need for liquidity in their investment and no need to dispose of their Shares to satisfy current financial needs and contingencies or existing or contemplated undertakings or indebtedness. The following risks may be directly applicable to the Fund or may be indirectly applicable through the Fund’s investments in Portfolio Funds. Potential investors with questions as to the suitability of an investment in the Fund should consult their professional advisers to assist them in making their own legal, tax, accounting and financial evaluation of the merits and risks of investment in the Fund in light of their own circumstances and financial condition.
The Fund’s investment program is speculative and entails substantial risks. In considering participation in the Fund, prospective investors should be aware of certain risk factors, which include the following:
Risks of Investing in Credit Investments
Risks of Credit Strategies
The Fund’s investment portfolio will include Secondary Investments,
Co-Investments
and Primary Investments. The Portfolio Funds and special purpose vehicles that the Fund invests in hold securities issued primarily by private companies. Operating results for private companies in a specified period may be difficult to determine. Such investments involve a high degree of business and financial risk that can result in substantial losses.
Credit Investment Risks
The Fund may invest in debt securities and other yield-oriented investments issued by private companies acquired in privately negotiated transactions and/or in connection with a restructuring transaction. Credit strategies involve a variety of debt investing, which is subject to a high degree of financial risk. Credit investments may be adversely affected by tax, legislative, regulatory, credit, political or government changes, interest rate increases and the financial conditions of issuers, which may pose significant credit risks (i.e., the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the associated total return) that result in issuer default.
Less information may be available with respect to private company investments and such investments offer limited liquidity.
Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Adviser may not have timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests. There is risk that the Fund may invest on the basis of incomplete or inaccurate information, which may adversely affect the Fund’s investment performance. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position.
These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.
Typically, investments in private companies are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. There can be no assurance that the Fund will be able to realize the value of private company investments in a timely manner.
Access to credit investment opportunities is limited.
The Adviser and its affiliates seek to maintain excellent relationships with sponsors, general partners and managers with which they have previously invested. However, because of the increased demand for private credit and the number of investors seeking to gain access to the top performing investment funds, direct investments, secondary investments and other vehicles that provide exposure to such investments, there can be no assurance that the Adviser will be able to secure interests on behalf of the Fund in all of the investment opportunities that it identifies for the Fund, or that the size of the interests available to the Fund will be as large as the Adviser would desire, both of which could reduce the Fund’s returns. The growth of the private credit market could result in an oversupply of credit and the degradation of loan underwriting standards. Lower loan underwriting standards could result in lower yields and greater credit risk in the private credit markets. Such loans could lack certain financial maintenance covenants and, even if they contain other collateral protections, the covenant-lite loan may carry more risk than a covenant-heavy loan made to the same borrower, as it does not require the borrower to provide affirmation that certain specific financial tests have been satisfied on a routine basis as is required under a covenant-heavy loan agreement. If such a loan begins to deteriorate in quality, the Fund’s ability to negotiate with the borrower may be delayed under a covenant-lite loan compared to a loan with full maintenance covenants. This may in turn delay the Fund’s ability to seek to recover the investment. Moreover, as a registered investment company, the Fund will be required to make certain public disclosures and regulatory filings regarding its operations, financial status, portfolio holdings, etc. While these filings are designed to enhance investor protections, Portfolio Fund Managers and certain private companies may view such filings as contrary to their business interests and deny access to the Fund; but may permit other, non-registered
funds or accounts, managed by the Adviser or its affiliates, to invest. As a result, the Fund may not be invested in certain
Co-Investments
or Portfolio Funds that are held by other unregistered funds or accounts managed by the Adviser or its affiliates, even though those investments would be consistent with the Fund’s investment objective. The Fund may also invest in certain Primary Investments in anticipation of obtaining access to one or more potential
Co-Investments,
but there is generally no guarantee that those potential
Co-Investments
will be made available to the Fund.
The Adviser will not cause the Fund to engage in investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms) unless such investments are not prohibited by Section 17(d) of the 1940 Act or interpretations of Section 17(d) as expressed in SEC no-action
letters or other available guidance or unless made in accordance with an exemptive order the Adviser, the Fund and certain funds advised by the Adviser have received from the SEC that permits the Fund to, among other things and subject to the conditions of the order, invest in certain privately placed securities in aggregated transactions alongside certain other persons, including certain affiliates of the Adviser and certain funds managed and controlled by the Adviser and its affiliates, where the Adviser negotiates certain terms of the private placement securities to be purchased (in addition to price-related terms). The conditions contained in the exemptive order may limit or restrict the Fund’s ability to participate in such negotiated investments or participate in such negotiated investments to a lesser extent. An inability to receive the desired allocation to potential investments may affect Fund’s ability to achieve the desired investment returns.
The Fund is subject to the risks of its Portfolio Funds.
The Fund’s investments in Portfolio Funds are subject to a number of risks. Portfolio Fund interests are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly. Some of the Portfolio Funds in which the Fund invests may have only limited operating histories. Although the Adviser seeks to receive detailed information from each Portfolio Fund regarding its business strategy and any performance history, in most cases the Adviser will have little or no means of independently verifying this information. In addition, Portfolio Funds may have little or no near-term cash flow available to distribute to investors, including the Fund. Due to the pattern of cash flows in Portfolio Funds and the illiquid nature of their investments, investors typically will see negative returns in the early stages of Portfolio Funds. Then as investments are able to realize liquidity events, such as a sale or initial public offering, positive returns will be realized if the Portfolio Fund’s investments are successful. This is often referred to as the
J-curve.
Portfolio Fund interests are ordinarily valued based upon valuations provided by the Portfolio Fund Managers, which may be received on a delayed basis. Certain securities in which the Portfolio Funds invest may not have a readily ascertainable market price and are fair valued by the Portfolio Fund Managers. A Portfolio Fund Manager may face a conflict of interest in valuing such securities because their values may have an impact on the Portfolio Fund Manager’s compensation. The Adviser reviews and performs due diligence on the valuation procedures used by each Portfolio Fund Manager and monitors the performance information provided by the Portfolio Funds. However, neither the Adviser nor the Board is able to confirm the accuracy of valuations provided by Portfolio Fund Managers. Inaccurate valuations provided by Portfolio Funds could materially adversely affect the value of Shares.
A Portfolio Fund Manager’s information could also be inaccurate due to fraudulent activity, misvaluation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time. Even if the
Adviser elects to cause the Fund to sell its interests in such a Portfolio Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Portfolio Fund Manager’s valuations of such interests could remain subject to such fraud or error, and the Adviser may determine to discount the value of the interests or value them at zero. Shareholders should be aware that situations involving uncertainties as to the valuations by Portfolio Fund Managers could have a material adverse effect on the Fund if the Portfolio Fund Manager’s or the Adviser’s judgments regarding valuations should prove incorrect.
No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Portfolio Fund, the accuracy of the valuations provided by the Portfolio Funds, that the Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Portfolio Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts.
The Fund pays asset-based fees, and, in most cases, is subject to performance-based fees in respect of its interests in Portfolio Funds. Such fees and performance-based compensation are in addition to the Advisory Fee. In addition, performance-based fees charged by Portfolio Fund Managers may create incentives for the Portfolio Fund Managers to make risky investments, and may be payable by the Fund to a Portfolio Fund Manager based on a Portfolio Fund’s positive returns even if the Fund’s overall returns are negative.
Moreover, a Shareholder in the Fund will indirectly bear a proportionate share of the fees and expenses of the Portfolio Funds, in addition to its proportionate share of the expenses of the Fund. Thus, a Shareholder in the Fund may be subject to higher operating expenses than if the Shareholder invested in the Portfolio Funds directly. In addition, because of the deduction of the fees payable by the Fund to the Adviser and other expenses payable directly by the Fund from amounts distributed to the Fund by the Portfolio Funds, the returns to a Shareholder in the Fund will be lower than the returns to a direct investor in the Portfolio Funds. Fees and expenses of the Fund and the Portfolio Funds are generally paid regardless of whether the Fund or Portfolio Funds produce positive investment returns. Shareholders could avoid the additional level of fees and expenses of the Fund by investing directly with the Portfolio Funds, although access to many Portfolio Funds may be limited or unavailable, particularly as a secondary investment, and may not be permitted for investors who do not meet the substantial minimum net worth and other criteria for direct investment in Portfolio Funds.
There is a risk that the Fund may be precluded from acquiring an interest in certain Portfolio Funds due to regulatory implications under the 1940 Act or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Portfolio Funds. The Adviser also may refrain from including a Portfolio Fund in the Fund’s portfolio in order to address adverse regulatory implications that would arise under the 1940 Act for the Fund if such an investment was made. In addition, the SEC has adopted Rule
18f-4
under the 1940 Act, which, among other things, may impact the ability of the Fund to enter into unfunded commitment agreements, such as a capital commitment to a Portfolio Fund or as part of a
Co-Investment.
In addition, the Fund’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the 1940 Act, may cause the Fund to invest in different Portfolio Funds or
Co-Investments
than other clients of the Adviser.
If the Fund fails to satisfy capital calls to a Portfolio Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Portfolio Fund. Any failure by the Fund to make timely capital contributions may impair the ability of the Fund to pursue its investment program, cause the Fund to be subject to certain penalties from the Portfolio Funds or otherwise impair the value of the Fund’s investments.
The governing documents of a Portfolio Fund generally are expected to include provisions that would enable the general partner, the manager, or a majority in interest (or higher percentage) of its limited partners or members, under certain circumstances, to terminate the Portfolio Fund prior to the end of its stated term. Early termination of a Portfolio Fund in which the Fund is invested may result in the Fund having distributed to it a portfolio of immature and illiquid securities, or the Fund’s inability to invest all of its capital as anticipated, either of which could have a material adverse effect on the performance of the Fund.
Although the Fund will be an investor in a Portfolio Fund, Shareholders will not themselves be equity holders of that Portfolio Fund and will not be entitled to enforce any rights directly against the Portfolio Fund or the Portfolio Fund Manager or assert claims directly against any Portfolio Funds, the Portfolio Fund Managers or their respective affiliates. Shareholders will have no right to receive the information issued by the Portfolio Funds that may be available to the Fund as an investor in the Portfolio Funds. In addition, Portfolio Funds generally are not registered as investment companies under the 1940 Act; therefore, the Fund, as an investor in Portfolio Funds, does not have the benefit of the protections afforded by 1940 Act. Portfolio Fund Managers may not be registered as investment advisers under the Advisers Act, in which case the Fund, as an investor in Portfolio Funds managed by such Portfolio Fund Managers, does not have the benefit of certain of the protections afforded by the Advisers Act.
Commitments to Portfolio Funds generally are not immediately invested. Instead, committed amounts are drawn down by Portfolio Funds and invested over time, as underlying investments are identified—a process that may take a period of several years, with limited ability to predict with precision the timing and amount of each Portfolio Fund’s drawdowns. During this period, investments made early in a Portfolio Fund’s life are often realized (generating distributions) even before the committed capital has been fully drawn. In addition, many Portfolio Funds do not draw down 100% of committed capital, and historic trends and practices can inform the Adviser as to when it can expect to no longer need to fund capital calls for a particular Portfolio Fund. Accordingly, the Adviser may make investments and commitments based, in part, on anticipated future capital calls and distributions from Portfolio Funds. This may result in the Fund making commitments to Portfolio Funds in an aggregate amount that exceeds the total amounts invested by Shareholders in the Fund at the time of such commitment (i.e., to “over-commit”). To the extent that the Fund engages in an “over-commitment” strategy, the risk associated with the Fund defaulting on a commitment to a Portfolio Fund will increase. The Fund will maintain cash, cash equivalents, borrowings or other liquid assets in sufficient amounts, in the Adviser’s judgment, to satisfy capital calls from Portfolio Funds.
The Fund is subject to the risks associated with its Portfolio Funds’ underlying investments.
The investments made by the Portfolio Funds entail a high degree of risk and in most cases are highly illiquid and difficult to value. As a general matter, companies in which the Portfolio Fund invests or lends to may face intense competition, including competition from companies with far greater financial resources; more extensive research, development, technological, marketing and other capabilities; and a larger number of qualified managerial and technical personnel.
A Portfolio Fund Manager may focus on a particular industry or sector, which may subject the Portfolio Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. The value of the investments of a Portfolio Fund that focuses its investments in a particular industry or sector will be highly sensitive to financial, economic, political and other developments affecting that industry or market sector, and conditions that negatively impact that industry or market sector will have a greater impact on the Portfolio Fund as compared with a Portfolio Fund that does not have its holdings concentrated in a particular industry or market sector. To the extent that a Portfolio Manager focuses on a particular industry or sector (e.g.., software), it may subject the Portfolio Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. Likewise, a Portfolio Fund Manager may focus on a particular country or geographic region, which may subject the Portfolio Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. In addition, Portfolio Funds may establish positions in different geographic regions or industries that, depending on market conditions, could experience offsetting returns. Due to these factors, the Fund could inadvertently become disproportionately exposed to a particular industry, sector, country or geographic region, which could have a negative impact on the value of such investments held by the Fund in the event of disruption due to financial, economic, political or other developments.
The Fund will not obtain or seek to obtain any control over the management of any portfolio company in which any Portfolio Fund may invest. The success of each investment made by a Portfolio Fund will largely depend on the ability and success of the management of the portfolio companies in addition to economic and market factors.
The valuations of Portfolio Funds in which the Fund invests may be based on imperfect information and are subject to inherent uncertainties.
There is no established market for Secondary Investments or for the privately-held portfolio companies of Portfolio Fund Managers, and there are not likely to be any comparable companies for which public market valuations exist. In addition, under limited circumstances, the Adviser may not have access to all material information relevant to a Portfolio Fund Manager’s valuation analysis. For example, Portfolio Fund Managers generally are not obligated to update any valuations in connection with a transfer of interests on a secondary basis, and such valuations may not be indicative of current or ultimate realizable values. As a result, the valuation of Portfolio Funds in which the Fund invests may be based on imperfect information and is subject to inherent uncertainties. The Fund’s carrying value of a Primary Investment or Secondary Investment in a Portfolio Fund or
Co-Investment
therefore may not accurately reflect the amount the Fund could realize upon disposition of the asset and, in the case of a Secondary Investment, is not expected to reflect the Fund’s cost to purchase the asset if it is acquired at a discount to the net asset value reported by the Portfolio Fund or its Portfolio Fund Manager. There are no guarantees or assurances regarding the valuation methodology employed or the adequacy of systems utilized by any Fund Manager. Additionally, there is no assurance regarding the accuracy of valuations provided by the Portfolio Fund Managers, their compliance with internal policies or procedures for record-keeping and valuation, or the effectiveness of their policies, procedures, and systems. Consequently, it is possible that a Portfolio Fund Manager’s valuation of securities may not align with the ultimate realized amount upon the disposition of such securities. The information provided by a Portfolio Fund Manager may be subject to inaccuracy due to fraudulent activity, misvaluation, or inadvertent errors. It is important to note that the Fund may not identify these valuation errors for a significant period of time, if at all.
The Fund may have limited Secondary Investment opportunities.
The Fund may make Secondary Investments in Portfolio Funds by acquiring the interests in the Portfolio Funds from existing investors in such Portfolio Funds (and not from the issuers of such investments). In such instances, as the Fund will not be acquiring such interests directly from the Portfolio Fund, it is generally not expected that the Fund will have the opportunity to negotiate the terms of the interests being acquired, other than the purchase price, or other special rights or privileges. There can be no assurance as to the number of Secondary Investment opportunities that will be presented to the Fund.
In addition, valuation of Secondary Investments in Portfolio Funds may be difficult, as there generally will be no established market for such investments or for the privately-held portfolio companies in which such Portfolio Funds may own securities. Moreover, the purchase price of Secondary Investments in such Portfolio Funds generally will be subject to negotiation with the sellers of the interests and there is no assurance that the Fund will be able to purchase interests at attractive discounts to net asset value, or at all. The overall performance of the Fund will depend in large part on the acquisition price paid by the Fund for its Secondary Investments, the structure of such acquisitions and the overall success of the Portfolio Fund. The acquisition of Secondary Investments generally requires the consent of the Portfolio Fund Manager of such Secondary Investment, and there can be no assurance that the Fund will be able to obtain such consent. When the Fund acquires Secondary Investments, it is expected that the Fund will not have had the opportunity to negotiate the terms of the investment or other special rights or privileges, and the Fund may acquire an interest in a Secondary Investment that contains terms that are disadvantageous for legal, tax, regulatory, or other reasons.
There is significant competition for Secondary Investments. Many institutional investors, including fund-of-funds
entities, as well as existing investors of Portfolio Funds may seek to purchase Secondary Investments of the same Portfolio Fund which the Fund may also seek to purchase. In addition, some Portfolio Fund Managers have become more selective by adopting policies or practices that exclude certain types of investors, such as fund-of-funds.
These Portfolio Fund Managers also may be partial to Secondary Investments being purchased by existing investors of their Portfolio Funds. In addition, some secondary opportunities may be conducted pursuant to a specified methodology (such as a right of first refusal granted to existing investors or a so-called
“Dutch auction,” where the price of the investment is lowered until a bidder bids and that first bidder purchases the investment, thereby limiting a bidder’s ability to compete for price) which can restrict the availability of those opportunities for the Fund. No assurance can be given that the Fund will be able to identify Secondary Investments that satisfy the Fund’s investment objective or, if the Fund is successful in identifying such Secondary Investments, that the Fund will be permitted to invest, or invest in the amounts desired, in such Secondary Investments.
At times, the Fund may have the opportunity to acquire a portfolio of Portfolio Fund interests from a seller, on an “all or nothing” basis. In some such cases, certain of the Portfolio Fund interests may be less attractive than others, and certain of the Portfolio Fund Managers may be more familiar to the Adviser than others or may be more experienced or highly regarded than others. In such cases, it may not be possible for the Fund to carve out from such purchases those Secondary Investments which the Adviser considers (for commercial, tax legal or other reasons) less attractive.
In the cases where the Fund acquires an interest in a Portfolio Fund through a Secondary Investment, the Fund may acquire contingent liabilities of the seller of such interest. More specifically, where the seller has received distributions from the Portfolio Fund and, subsequently, that Portfolio Fund recalls one or more of these distributions, the Fund (as the purchaser of the interest to which such distributions are attributable and not the seller) may be obligated to return the monies equivalent to such distribution to the Portfolio Fund. While the Fund may, in turn, make a claim against the seller for any such monies so paid, there can be no assurance that the Fund would prevail on such claim.
Credit investments are subject to a variety of special risks.
Acquisition Transactions Risk.
Credit
investments made in connection with acquisition transactions are subject to a variety of special risks, including that the acquiring company has paid too much for the acquired investment or has overestimated the acquired company’s ability to meet its debt obligations due to, among other factors, overleveraging of the acquired company, an insufficient understanding of the acquired company’s business model or unforeseen interest rates fluctuations. Acquisition transactions are also subject to the risks associated with new or unproven management or new strategies. These risks may affect the acquired company’s ability to repay its debt through refinancing other means and could impair the value of any investment made or held by the Fund in connection with the acquisition transaction.
Senior Secured Loans.
When a Portfolio Fund makes a unitranche loan or standalone first or second lien loan to a portfolio company, the Portfolio Fund generally takes a security interest in the available assets of the portfolio company, including the equity interests of its subsidiaries, which the Portfolio Fund expects to help mitigate the risk that the Portfolio Fund will not be repaid. However, there is a risk that the collateral securing the Portfolio Fund’s loans may decrease in value over time, may be difficult to sell in a timely manner, may be difficult to appraise, and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the portfolio company to raise additional capital. In addition, deterioration in a portfolio company’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Consequently, the fact that a loan is secured does not guarantee that a Portfolio Fund will receive principal and interest payments according to the loan’s terms, or at all, or that the Portfolio Fund will be able to collect on the loan should it be forced to enforce its remedies.
In addition, senior secured credit facilities may be syndicated to a number of different financial market participants. The documentation governing the facilities typically requires either a majority consent or, in certain cases, unanimous approval for certain actions in respect of the facility, such as waivers, amendments, or the exercise of remedies. In addition, voting to accept or reject the terms of a restructuring of a facility pursuant to a court-ordered plan of reorganization in an insolvency proceeding may be done on a class basis. As a result of these voting regimes, the Portfolio Fund may not have the ability to control any decision in respect of any amendment, waiver, exercise of remedies, restructuring or reorganization of debts owed to the Portfolio Fund.
Subordinated Debt.
Portfolio Funds generally may make investment in subordinated debt which is subordinated to senior secured loans on a payment basis and typically is unsecured and ranks pari passu
with other unsecured creditors. As such, other creditors may rank senior to a Portfolio Fund in the event of an insolvency. This may result in an increased risk of default as well as recovery values being lower than other more senior sources of capital. In addition, many of the obligors are highly leveraged and many of the investments will be in securities which are unrated or rated below investment grade. Such investments are subject to additional risks, including an increased risk of default during periods of economic downturn, the possibility that the obligor may not be able to meet its debt payments and limited secondary market support, among other risks.
Bank Loans and Participations
. The Fund may invest a portion of its assets indirectly in bank loans and participations. These obligations are subject to unique risks, including, without limitation: (a) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws,
(b) so-called
lender liability claims by the issuer of the obligations, (c) environmental liabilities that may arise with respect to collateral securing the obligations, (d) adverse consequences resulting from participating in such instruments with other institutions with lower credit quality and (e) limitations on the ability of the Fund to directly enforce its rights with respect to participations. The loans indirectly invested in by the Fund may include term loans and revolving loans, may pay interest at a fixed or floating rate, and may be senior or subordinated.
Successful claims by third parties arising from these and other risks, absent bad faith, may be borne by the Fund. Bank loans are frequently traded on the basis of standardized documentation which is used in order to facilitate trading and market liquidity. There can be no assurance, however, that future levels of supply and demand in bank loan trading will provide an adequate degree of liquidity, that the current level of liquidity will continue, or that the same documentation will be used in the future. The settlement of trading in bank loans often requires the involvement of third parties, such as administrative or syndication agents, and there presently is no central clearinghouse or authority which monitors or facilitates the trading or settlement of all bank loan trades. Often, settlement may be delayed based on the actions of any third party or counterparty, and adverse price movements may occur in the time between trade and settlement, which could result in adverse consequences for the Fund.
Portfolio Funds may invest in bank loans either directly (by way of sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a contracting party under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. In addition, if the Fund invests in loans pursuant to an assignment, it is possible that the Fund’s claims may be subject to attack (
i.e
., equitable subordination or disallowance) on account of the conduct of the transferee. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest and not with the borrower. In purchasing participations, the Fund may have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off
against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund may assume the credit risk of both the borrower and the institution selling the participation to the Fund. In certain circumstances, investing in the form of a participation may be the most advantageous or only route for the Fund to make or hold any such Investment, including in light of limitations relating to local laws or the willingness of administrative agents or borrowers to allow the Fund to become a direct lender. Some of the bank loans acquired by the Fund may be below investment grade. In terms of liquidity with respect to such Investments, there can be no assurance that levels of supply and demand in bank loan trading will provide an adequate degree of liquidity for the Fund’s Investments therein. In addition, the Fund may make investments in stressed or distressed bank loans which are often less liquid than performing bank loans.
High-Yield Debt
. The Fund may invest directly or indirectly in debt securities that may be classified as “higher-yielding” (and, therefore, higher-risk) debt securities. In most cases, such debt will be rated below “investment grade” or will be unrated and face ongoing uncertainties and exposure to adverse business, financial or economic conditions and the issuer’s failure to make timely interest and principal payments. The market for high-yield securities has experienced periods of volatility and reduced liquidity. High-yield securities may or may not be subordinated to certain other outstanding securities and obligations of the issuer, which may be secured by substantially all of the issuer’s assets. High-yield securities may also not be protected by financial covenants or limitations on additional indebtedness. The market values of certain of these debt securities may reflect individual corporate developments. General economic recession or a major decline in the demand for products and services in the industry in which the borrower operates would likely have a materially adverse impact on the value of such securities or could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default of such securities. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the value and liquidity of these high-yield debt securities.
Bonds and Other Fixed Income Securities
. Portfolio Funds may invest in bonds and other fixed income securities, both U.S. and
non-U.S.,
and may take short positions in these securities. Portfolio Funds will invest in these securities when they offer opportunities for capital appreciation (or capital depreciation in the case of short positions) and may also invest in these securities for temporary defensive purposes and to maintain liquidity. Fixed income securities include, among other securities: bonds, notes and debentures issued by U.S. and
non-U.S.
corporations; U.S. Government securities or debt securities issued or guaranteed by a
non-U.S.
government; municipal securities; and mortgage-backed and asset-backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (
i.e.
, credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (
i.e.
, market risk).
Asset-Backed Securities.
 The Fund may invest directly or indirectly in asset-backed securities and other securitizations (including in “equity” or residual tranches), which are generally limited recourse obligations of a special purpose vehicle issuer of such instruments (“Securitization Vehicles”) payable solely from the underlying assets (“Securitization Assets”) of the issuer or proceeds thereof. Consequently, holders of equity or other securities issued by Securitization Vehicles must rely solely on distributions on the Securitization Assets or proceeds thereof for payment in respect thereof. The Securitization Assets may include, without limitation, broadly-syndicated leveraged loans, middle-market bank loans, collateralized debt obligation debt tranches, trust preferred securities, insurance surplus notes, asset-backed securities, consumer loans, other receivables, mortgages, REITs, high yield bonds, mezzanine debt, second-lien leverage loans, credit default swaps and emerging market debt and corporate bonds, which are subject to liquidity, market value, credit, interest rate, reinvestment and certain other risks.
The investment characteristics of asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal can generally be prepaid at any time because the underlying loans or other assets generally can be prepaid at any time.
The collateral supporting asset-backed securities is generally of shorter maturity than certain other types of loans and is less likely to experience substantial prepayments. Asset-backed securities are often backed by pools of any variety of assets, including, for example, leases, mobile home loans and aircraft leases, which represent the obligations of a number of different parties and use credit enhancement techniques such as letters of credit, guarantees or preference rights. The market value of an asset-backed security is affected by changes in the market’s perception of the asset backing the asset-backed securities and the creditworthiness of the servicer for the loan pool, the originator of the loans or the financial institution providing any credit enhancement, as well as by the expiration or removal of any credit enhancement.
The value of asset-backed securities, like that of traditional fixed income securities, typically increases when interest rates fall and decreases when interest rates rise. The price paid by the Fund for such securities, the yield the Fund expects to receive from such securities and the average life of such securities are based on a number of unpredictable factors, including the anticipated rate of prepayment of the underlying assets, and are therefore subject to the risk that the asset-backed security will lose value. Asset-backed securities are also subject to the general risks associated with investing in physical assets such as real estate; that is, they could lose value if the value of the underlying asset declines.
Holders of asset-backed securities bear various other risks, including credit risks, liquidity risks, interest rate risks, market risks, operations risks, structural risks and legal risks.
Credit risk arises from (i) losses due to defaults by obligors under the underlying collateral and (ii) the issuing vehicle’s or servicer’s failure to perform their respective obligations under the transaction documents governing the asset-backed security. These two risks can be related, as, for example, in the case of a servicer that does not provide adequate credit-review scrutiny to the underlying collateral, leading to a higher incidence of defaults.
Market risk arises from the cash flow characteristics of the asset-backed securities, which for most asset-backed securities tend to be predictable. The greatest variability in cash flows comes from credit performance, including the presence of wind-down or acceleration features designed to protect the investor in the event that credit losses in the portfolio rise well above expected levels.
Interest rate risk arises for the issuer from (x) the pricing terms on the underlying collateral, (y) the terms of the interest rate paid to holders of the asset-backed securities and (z) the need to mark to market the excess servicing or spread account proceeds carried on the issuing vehicle’s balance sheet. For the holder of the security, interest rate risk depends on the expected life of the asset-backed security, which can depend on prepayments on the underlying assets or the occurrence of wind-down or termination events. If the servicer becomes subject to financial difficulty or otherwise ceases to be able to carry out its functions, it could be difficult to find other acceptable substitute servicers and cash flow disruptions or losses can occur, particularly with underlying collateral comprised of non-standard receivables
or receivables originated by private retailers who collect many of the payments at their stores.
Structural and legal risks include the possibility that, in a bankruptcy or similar proceeding involving the originator or the servicer (often the same entity or affiliates), a court having jurisdiction over the proceeding could determine that, because of the degree to which cash flows on the assets of the issuing vehicle potentially have been commingled with cash flows on the originator’s other assets (or similar reasons), (a) the assets of the issuing vehicle could be treated as never having been truly sold by the originator to the issuing vehicle and could be substantively consolidated with those of the originator, or (b) the transfer of such assets to the issuer could be voided as a fraudulent transfer. The time and expense related to a challenge of such a determination also could result in losses and/or delayed cash flows.
In addition, investments in subordinated asset-backed securities involve greater credit risk of default than the senior classes of the issue or series. Default risks can be further pronounced in the case of asset-backed securities secured by, or evidencing an interest in, a relatively small or less diverse pool of underlying loans. Certain subordinated securities in an asset-backed securities issue generally absorb all losses from default before any other class of securities in such issue is at risk, particularly if such securities have been issued with little or no credit enhancement equity. Such securities, therefore, possess some of the attributes typically associated with equity investments.
Another risk associated with asset-backed securities is that the collateral that secures an asset-backed security, such as credit card receivables, could be unsecured. In the case of credit card receivables, debtors are additionally entitled to the protection of a number of state and federal consumer loan laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. For asset-backed securities that are backed by automobile receivables, such asset-backed securities pose a risk because most issuers of such asset-backed securities permit the servicers to retain possession of the underlying obligations. Because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the asset-backed securities potentially will not have a proper security interest in all of the obligations backing such asset-backed securities. Therefore, there is a possibility that recoveries on repossessed collateral will not, in some cases, be available to support payments on these securities. As the foregoing shows, an underlying risk of investing in asset-backed securities is the dependence on debtors to timely pay their consumer loans.
In the case of asset-backed securities structured using Securitization Vehicles, Securitization Assets are typically actively managed by an investment manager, which may be the Adviser or its affiliates, and as a result, the Securitization Assets will be traded, subject to rating agency and other constraints, by such investment manager. The aggregate return on these equity securities will depend in part upon the ability of each such investment manager to actively manage the related portfolio of Securitization Assets.
Collateralized Loan Obligations (“CLOs”) and Collateralized Debt Obligations (“CDOs”)
. The Fund may invest in CLOs and CDOs. CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a SPV to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.
Investors in CLOs and CDOs bear the credit risk of the assets/collateral. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of credit risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving S&P Global Ratings (“S&P”) ratings of A to AAA and the latter receiving ratings of B to BBB. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.
Because the loans held in the pool often may be prepaid without penalty or premium, CLOs and CDOs can be subject to higher prepayment risks than most other types of debt instruments. The credit characteristics of CLOs and CDOs also differ in a number of respects from those of traditional debt securities. The credit quality of most CLOs and CDOs depends primarily upon the credit quality of the assets/collateral underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.
CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.
In addition to the typical risks associated with fixed-income securities and asset-backed securities, CLOs and CDOs carry other risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value or quality, or be downgraded by a rating agency; (iii) the Fund may invest in tranches of CLOs and CDOs that are subordinate to other tranches, diminishing the likelihood of payment; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes with the issuer or unexpected investment results; (v) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (vi) the manager of the CLO or CDO may perform poorly.
Structured Finance Securities
. The CLOs and other CDOs in which the Fund may invest are structured finance securities. Holders of structured finance securities bear risks of the underlying assets and are subject to counterparty risk.
The Fund may have the right to receive payments only from the structured finance security and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured finance securities enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured finance securities generally pay their share of the structured finance security’s administrative and other expenses. Although it is difficult to predict whether the prices of assets underlying structured finance securities will rise or fall, these prices (and, therefore, the prices of structured finance securities) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured finance security uses shorter-term financing to purchase longer-term securities, the issuer may be forced to sell its securities at below-market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured finance securities owned by the Fund.
Certain structured finance securities may be thinly traded or have a limited trading market. CLOs, CDOs and credit-linked notes are typically privately offered and sold. As a result, investments in structured finance securities may be characterized by the Fund as illiquid securities. In addition to the general risks associated with fixed-income securities, structured finance securities carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the investments in structured finance securities are subordinate to other classes or tranches thereof; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Equity Investments.
When the Fund, through a Portfolio Fund, invests in unitranche loans, standalone first and second lien loans or subordinated debt, such Portfolio Fund may acquire equity securities in a portfolio company. In addition, Portfolio Funds may invest directly in the equity securities of portfolio companies. The Portfolio Fund’s goal is ultimately to dispose of such equity interests and realize gains upon the Portfolio Fund’s disposition of such interests. However, the equity interests a Portfolio Fund receives may not appreciate in value and, in fact, may decline in value. Accordingly, a Portfolio Fund may not be able to realize gains from its equity interests, and any gains that the Portfolio Fund does realize on the disposition of any equity interests may not be sufficient to offset any other losses the Portfolio Fund experiences. The timing of ultimate realization is highly uncertain and these securities will have no readily available market for liquidity. As a result, the holding period for these securities may be lengthy.
In addition, underlying investments are likely to be in lower-grade obligations. The lower-grade underlying investments may be rated below investment grade by one or more nationally recognized statistical rating agencies at the time of investment, or may be unrated but determined by the Portfolio Funds to be of comparable quality. Loans or debt securities rated below investment grade are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. Further, in the event of a bankruptcy, liquidation or reorganization or similar proceeding relating to a Portfolio Fund, the Fund or the Portfolio Fund (as applicable)
will participate with all other equity holders of such Portfolio Fund in the assets remaining after the Portfolio Fund has paid all of its indebtedness, including subordinated indebtedness.
Risks Relating to Significant Secondaries Acquisition Transactions
Failure to Consummate Significant Secondaries Acquisition Transactions
. The Fund may enter into Acquisition Transactions to acquire significant amounts of Secondary Investments. The consummation of Acquisition Transactions is subject to certain conditions, including, among others, consent of the general partners and limited partners of the sellers. The conditions required to consummate the transactions may not be satisfied or waived on schedule, or at all. If such transactions are not consummated, the Fund will have incurred substantial expenses, including out-of-pocket
legal and accounting expenses and other related charges, for which no ultimate benefit will have been received. There can be no assurances as to the exact timing, or that an Acquisition Transaction will be completed at all.
Inability to Obtain Approvals
. The inability to obtain certain approvals and consents could delay or prevent the completion of Acquisition Transactions. For instance, the obligation to complete an Acquisition Transaction may be subject to the receipt of consents required to be obtained from certain parties, including the general and limited partners of the seller. The Fund expects that similar consents would be required in connection with similar transactions to acquire portfolios of Secondary Investments. If all approvals and consents, and conditions to such approvals and consents, are not satisfied, the closing of Acquisition Transactions could be significantly delayed, or the transaction may not occur at all.
Regulatory changes may adversely affect credit funds.
Legal, tax and regulatory changes could occur that may adversely affect or impact the Fund at any time. The legal, tax and regulatory environment for credit funds is evolving, and changes in the regulation and market perception of such funds, including changes to existing laws and regulations and increased criticism of the credit and alternative asset industry by regulators and politicians and market commentators, may materially adversely affect the ability of Portfolio Funds to pursue their investment strategies. In recent years, market disruptions and the dramatic increase in capital allocated to alternative investment strategies have led to increased governmental, regulatory and self-regulatory scrutiny of the credit and alternative investment fund industry in general, and certain legislation proposing greater regulation of the credit and alternative investment fund management industry periodically is being and may in the future be considered or acted upon by governmental or self-regulatory bodies of both U.S. and in
non-U.S.
jurisdictions. It is impossible to predict what, if any, changes might be made in the future to the regulations affecting: credit funds generally; the Portfolio Funds; the Portfolio Fund Managers; the markets in which they operate and invest; and/or the counterparties with which they do business. It is also impossible to predict what the effect of any such legislative or regulatory changes might be. Any regulatory changes that adversely affect a Portfolio Fund’s ability to implement its investment strategies could have a material adverse impact on the Portfolio Fund’s performance, and thus on the Fund’s performance.
In-kind
distributions from Portfolio Funds or
Co-Investments
may be held for an indefinite period.
The Fund may receive
in-kind
distributions of securities from Portfolio Funds or
Co-Investments.
There can be no assurance that securities distributed in kind by Portfolio Funds or
Co-Investments
to the Fund will be readily marketable or saleable. The Fund may be required to, or the Adviser, in its sole investment discretion, may determine to, hold such securities for an indefinite period. Timing of sales is subject to position size considerations, market liquidity, and other factors considered in the sole investment discretion of the Adviser. The Fund may incur additional expense in connection with any disposition of such securities.
There are additional risks associated with
Co-Investments.
There can be no assurance that the Fund will be given
Co-Investment
opportunities, or that any specific
Co-Investment
offered to the Fund would be appropriate or attractive to the Fund in the Adviser’s judgment.
Many entities compete with the Fund in pursuing
Co-Investments.
Some competitors may have a lower cost of funds and access to funding sources that are not available to the Fund. In addition, some competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of, or different structures for, private investments than the Fund. Furthermore, many competitors are not subject to the regulatory restrictions that the 1940 Act imposes on the Fund. As a result of this competition and regulatory restrictions, the Fund may not be able to pursue attractive
Co-Investment
opportunities from time to time. The market for
Co-Investment
opportunities is competitive and may be limited, and the
Co-Investment
opportunities to which the Fund wishes to allocate assets may not be available at any given time.
In addition, the Fund’s ability to dispose of
Co-Investments
may be more limited than the Fund’s ability to dispose of Secondary Investments or Primary Investments, both by the fact that the securities are expected to be unregistered and illiquid and by contractual restrictions that may limit, preclude or require certain approvals for the Fund to sell such investment.
Co-Investments
may be heavily negotiated and, therefore, the Fund may incur additional legal and transaction costs in connection therewith.
The Fund may be subject to risks related to its
Co-Investments
alongside other parties.
Co-Investing
alongside one or more other parties in an investment (i.e., as a co-investor)
involves risks that may not be present in investments made by lead or sponsoring private credit investors. As a co-investor,
the Fund may have interests or objectives that are inconsistent with those of the lead private credit investors that generally have a greater degree of control over such investments.
In addition, in order to take advantage of
Co-Investment
opportunities as a
co-investor,
the Fund generally will be required to hold a
non-controlling
interest, for example, by becoming a limited partner in a partnership that is controlled by the general partner or manager of the private credit fund offering the
Co-Investment,
on a
co-investor
basis, to the Fund. In this event, the Fund would have less control over the investment and may be adversely affected by actions taken by such general partner or manager with respect to the portfolio company and the Fund’s investment in it. The Fund may not have the opportunity to participate in structuring investments or to determine the terms under which such investments will be made.
The Fund’s credit investments may be subject to risks associated with a lead investor.
The Fund’s ability to realize a profit on such credit investments will be particularly reliant on the expertise of the lead investor in the transaction. While due diligence will be conducted on private investment opportunities, where the Fund invests alongside an unaffiliated lead investor, the Adviser may be more reliant on the lead investor’s diligence. In addition, the Adviser may have little to no opportunity to negotiate the terms of such private investments. The Fund generally will rely on the lead investor or sponsor offering such private investment opportunity to perform certain due diligence on the relevant investment and to negotiate certain terms of the investment.
Fixed-income securities in which the Fund may invest are generally subject to the following risks:
Interest Rate Risk
. The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Adviser. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.
The Fund may invest in variable and floating rate debt instruments, which generally are less sensitive to interest rate changes than longer duration fixed rate instruments, but may decline in value in response to rising interest rates if, for example, the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general. Conversely, variable and floating rate instruments generally will not increase in value if interest rates decline. To the extent the Fund holds variable or floating rate instruments, a decrease in market interest rates will adversely affect the income received from such securities, which may adversely affect the net asset value of the Fund’s Shares.
Issuer and Spread Risk
. The value of fixed-income securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage, reduced demand for the issuer’s goods and services, historical and prospective earnings of the issuer and the value of the assets of the issuer. In addition, wider credit spreads and decreasing market values typically represent a deterioration of a debt security’s credit soundness and a perceived greater likelihood of risk or default by the issuer.
Credit Risk
. Credit risk is the risk that one or more fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the security experiences a decline in its financial status. Credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer deteriorates. To the extent the Fund invests in below investment grade securities, it will be exposed to a greater amount of credit risk than a fund that only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.
Prepayment or “Call” Risk
. During periods of declining interest rates, borrowers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and distributions to shareholders. This is known as prepayment or “call” risk. Below investment grade securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (i.e., “call protection”). For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be increased.
Reinvestment Risk
. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Duration and Maturity Risk
. The Fund has no set policy regarding the duration or maturity of the fixed-income securities it may hold. In general, the longer the duration of any fixed-income securities in the Fund’s portfolio, the more exposure the Fund will have to the interest rate risks described above. The Adviser may seek to adjust the portfolio’s duration or maturity based on its assessment of current and projected market conditions and any other factors that the Adviser deems relevant. There can be no assurance that the Adviser’s assessment of current and projected market conditions will be correct or that any strategy to adjust the portfolio’s duration or maturity will be successful at any given time.
General Risks of Investing in the Fund
The Fund and the Portfolio Funds are subject to general investment risks.
There is no assurance that the investments held by the Fund will be profitable, that there will be proceeds from such investments available for distribution to Shareholders, or that the Fund will achieve its investment objective. An investment in the Fund is speculative and involves a high degree of risk. Fund performance may be volatile and a Shareholder could incur a total or substantial loss of its investment. There can be no assurance that projected or targeted returns for the Fund will be achieved.
The Fund and the Portfolio Funds are subject to risks associated with market and economic downturns and movements.
Investments made by the Fund may be materially affected by market, economic and political conditions in the United States and in the
non-U.S.
jurisdictions in which its investments operate, including factors affecting interest rates, the availability of credit, currency exchange rates and trade barriers. These factors are outside the control of the Adviser and could adversely affect the liquidity and value of the Fund’s investments and reduce the ability of the Fund to make new investments.
The Fund and the Portfolio Funds are subject to risks associated with financial market developments.
Volatile conditions in the capital markets may cause limitations on the ability of companies in which the Portfolio Funds will invest to obtain capital, or subject such companies to higher costs of capital for financing. This lack of available credit could impede the ability of such companies to complete investments and higher costs of capital could reduce the returns of the Fund or Portfolio Funds.
Changes in interest rates may adversely affect the investments held by the Fund. Changes in the general level of interest rates can affect the value of the Fund’s investments. Interest rates are highly sensitive to many factors, including governmental, monetary and tax policies, domestic and international economic and political considerations, fiscal deficits, trade surpluses or deficits, regulatory requirements and other factors beyond the control of the Fund and the companies in which the Portfolio Funds invest. Although it is expected that the Fund’s borrowings, if any, will be short-term in nature, the companies in which the Portfolio Funds invest may finance a significant portion of their activities with both fixed and floating rate debt. By financing the acquisition and development of an investment with floating rate debt, such companies and Portfolio Funds, and indirectly the Fund, will bear the risk that in the event of rising interest rates and a lack of concomitant growth in income, or any increase in underwriting standards that might limit the availability of credit, it could become difficult for such companies and Portfolio Funds to obtain refinancing. Any rise in interest rates may also significantly increase the interest expense of the companies in which the Fund and Portfolio Funds invest, causing losses and/or the inability to service debt levels. If a company in which a Portfolio Funds invests cannot generate adequate cash flow to meet debt obligations, the Fund may suffer a partial or total loss of capital invested in the Portfolio Funds. Given current market conditions following a historically low interest rate environment, risks associated with rising interest rates are heightened.
In addition, there is potential for new governmental initiatives, including regulations regarding lending and funding practices, liquidity standards and hedging transactions. Moreover, bank regulatory agencies are expected to be very aggressive in responding to concerns and trends identified in examinations and/or in the marketplace generally, including the expected issuance of formal enforcement orders. Negative developments in the financial industry and the impact of new legislation in response to those developments could restrict the Fund’s business operations and adversely impact the Fund’s results of operations and financial condition.
Furthermore, the current U.S. political environment is volatile and has increased uncertainty regarding future political, legislative, regulatory or administrative changes that may impact the Adviser, the Fund or its investors or the Fund’s investments. Any such changes could impact the laws and regulations applicable to the Adviser, the Fund or the Fund’s investments. Significant uncertainty remains in the market regarding the consequences of the current U.S. political environment, and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict. Uncertainty regarding the consequences of the current U.S. political environment may have an adverse effect or may cause volatility in the U.S. or global economies and currency and financial markets in the short or long term, as well as the values of the Fund’s investments and the Fund’s ability to execute its investment strategy or the financial prospects of its investments. While certain of such changes could beneficially impact the Fund or certain investments, other changes could adversely impact the Adviser, the Fund or its investors or the Fund’s investments.
The Fund is subject to conflicts of interest.
An investment in the Fund is subject to a number of actual or potential conflicts of interest. For example, the Adviser and/or its affiliates provide a variety of different services to the Fund, for which the Fund compensates them. As a result, the Adviser and/or its affiliates have an incentive to enter into arrangements with the Fund, and face conflicts of interest when balancing that incentive against the best interests of the Fund. The Adviser and/or its affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the Adviser on behalf of the Fund. In addition, affiliates of the Adviser provide a broad range of services and products to their clients and are major participants in the global currency, equity, commodity, fixed-income and other markets. In certain circumstances, by providing services and products to their clients, these affiliates’ activities will disadvantage or restrict the Fund and/or benefit these affiliates and may result in the Fund forgoing certain investments that it would otherwise make. Furthermore, from time to time, the investment activities of the Fund will be restricted because of regulatory requirements applicable to the Adviser (or its affiliates) or its internal policies designed to comply with, limit the applicability of, or that otherwise relate to such requirements. There may be periods when the Adviser could preclude the Fund from purchasing particular securities or financial instruments (or limit the amount the Fund may invest), even if such securities or financial instruments would otherwise meet the Fund’s objectives. For example, the Fund’s ability to participate in credit investments may be limited or precluded due to internal restrictions in place at the Adviser designed to avoid affiliation under the 1940 Act between the Fund and/or the Adviser and its affiliates and an issuer. These same restrictions may not apply to other accounts or pooled investment vehicles managed by the Adviser that are not subject to the 1940 Act. An inability to receive the desired allocation to potential investments may affect the Fund’s ability to achieve the desired investment returns. The Adviser may also acquire material non-public
information which would negatively affect the Adviser’s ability to transact in securities for the Fund. See “Potential Conflicts of Interest” below.
The Board may change the Fund’s investment objective and certain strategies without Shareholder approval.
The Board has the authority to modify or waive certain of the Fund’s operating policies and strategies without prior notice and without Shareholder approval (except as required by the 1940 Act or other applicable laws). The Fund cannot predict the effects that any changes to its current operating policies and strategies would have on the Fund’s business, operating results and value of its Shares. Nevertheless, the effects may adversely affect the Fund’s business and impact its ability to make distributions.
The Fund is actively managed and subject to management risk.
The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s ability to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s allocation of its assets and in selecting the best mix of investments. There is a risk that the Adviser’s evaluation and assumptions regarding asset classes or investments may be incorrect in view of actual market conditions. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund may be subject to a relatively high level of management risk because the Fund invests in credit investments, which are highly specialized instruments that require investment techniques and risk analyses different from those associated with investing in public equities and bonds. The Fund’s allocation of its investments across Portfolio Funds,
Co-Investments
and other portfolio investments representing various strategies, geographic regions, asset classes and sectors may vary significantly over time based on the Adviser’s analysis and judgment. As a result, the particular risks most relevant to an investment in the Fund, as well as the overall risk profile of the Fund’s portfolio, may vary over time. It is possible that the Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions.
The Fund’s performance depends on the Adviser and key personnel.
The Fund does not and will not have any internal management capacity or employees and depends on the experience, diligence, skill and network of business contacts of the investment professionals of the Adviser and the investment team currently employ, or may subsequently retain, to identify, evaluate, negotiate, structure, close, monitor and manage the Fund’s investments. The Adviser will evaluate, negotiate, structure, close and monitor the Fund’s investments in accordance with the terms of the Investment Advisory and Management Agreement. The Fund’s future success will depend to a significant extent on the continued service and coordination of the Adviser’s senior investment professionals. The departure of any of the Adviser’s key personnel, including the portfolio managers, or of a significant number of the investment professionals of the Adviser or of the investment team, could have a material adverse effect on the Fund’s business, financial condition or results of operations. Under the terms of the Investment Advisory and Management Agreement, the Adviser may also enter into one or more sub-advisory
agreements with other investment advisers pursuant to which the Adviser may obtain sub-advisory
services from such other investment advisers to assist the Adviser in fulfilling its responsibilities. The Fund can offer no assurance that the investment professionals, resources, relationships and expertise of JPMorgan Chase & Co. (“JPMorgan Chase”) will be available for every transaction. In addition, the Fund cannot assure Shareholders that the Adviser will remain the Fund’s investment adviser. The Fund may not be able to find a suitable replacement within that time, resulting in a disruption in its operations that could adversely affect its financial condition, business and results of operations. This could have a material adverse effect on the Fund’s financial conditions, results of operations and cash flow.
The Fund’s strategy may involve investments in “undervalued” assets.
The Fund’s investment strategy may be based, in part, upon the premise that certain potential investments may be available for purchase by the Fund at “undervalued” prices. However, purchasing interests at what may appear to be “undervalued” or “discounted” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund, and such investments may be subject to further reductions in value. No assurance can be given that investments can be acquired at favorable prices or that the market for such interests will continue to improve.
The Adviser’s due diligence process may entail evaluation of important and complex issues and may require outside consultants.
The Adviser’s due diligence process may not reveal all facts that may be relevant in connection with an investment made by the Fund. In some cases, only limited information is available about a Portfolio Fund or
Co-Investment
opportunity in which the Adviser is considering an investment. There can be no assurance that the due diligence investigations undertaken by the Adviser will reveal or highlight all relevant facts (including fraud) that may be necessary or helpful in evaluating a particular investment opportunity, or that the Adviser’s due diligence will result in an investment being successful. In the event of fraud by any Portfolio Fund or
Co-Investment
vehicle or any of its general partners, managers or affiliates, the Fund may suffer a partial or total loss of capital invested in that investment. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments. An additional concern is the possibility of material misrepresentation or omission on the part of the investment or the seller. Such inaccuracy or incompleteness may adversely affect the value of that investment. The Fund will rely upon the accuracy and completeness of representations made by Portfolio Funds or
Co-Investment
vehicles and/or their current or former owners in the
due diligence process to the extent the Fund deems reasonable when it makes its investments, but cannot guarantee such accuracy or completeness.
Investments in the Fund will be primarily Illiquid.
The Fund is designed primarily for long-term investors. An investment in the Fund, unlike an investment in a traditional listed closed-end
fund, should be considered illiquid. The Shares are appropriate only for investors who are comfortable with investment in less liquid or illiquid portfolio investments within an illiquid fund. An investment in the Shares is not suitable for investors who need access to the money they invest. Unlike open-end
funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares will not be redeemable at a Shareholder’s option. Unlike stocks of listed closed-end
funds, the Shares are not listed, and are not expected to be listed, for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. The Fund’s credit investments will be illiquid and typically cannot be transferred or redeemed for a substantial period of time. The Shares are designed for long-term investors, and the Fund should not be treated as a trading vehicle.
The Fund has no operating history.
The Fund is a recently organized,
non-diversified,
closed-end
management investment company with no operating history. While members of the investment team who will be active in managing the Fund’s investments have substantial experience in credit investments, the Fund was recently formed, does not yet have any operating history and has not made any investments.
Repurchase Offers Risk.
The Fund is an “interval fund” and, in order to provide liquidity to shareholders, the Fund, subject to applicable law, will conduct quarterly repurchase offers of the Fund’s outstanding Shares at NAV, with the size of the repurchase offer subject to approval of the Board. In all cases, such repurchase offers will be for at least 5% and not more than 25% of its outstanding Shares at NAV, pursuant to Rule
23c-3
under the 1940 Act. The Fund currently expects to conduct quarterly repurchase offers for 5% of its outstanding Shares under ordinary circumstances. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and repurchases may be funded from available cash, borrowings, subscription proceeds or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in increased portfolio turnover and untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other cash equivalents held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments, including liquid investments. If, as expected, the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income. If a repurchase offer is oversubscribed, the Fund may, but is not required to, determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline.
In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if Shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer.
Shareholders will be
subject to the risk of NAV fluctuations during that period. In accordance with applicable law, there is no repurchase offer queue, meaning that Shares that are not repurchased when a repurchase offer is oversubscribed have no priority in the next repurchase offer. Some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, as well as during any delay between the Repurchase Request Deadline and the Repurchase Pricing Date (to the extent there is a delay). The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. A Shareholder may be subject to market, foreign currency and other risks, and the NAV of Shares tendered in a repurchase offer may decline (and continue to decline) at any time, including between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders.
Seed Investor Risk
.
The Adviser and/or its affiliates may make payments, and/or offer fee adjustments for other services provided by the Adviser, to one or more investors that contribute seed capital to the Fund. Such payments and fee adjustments may continue for a specified period of time and/or until a specified dollar amount is reached. Any such payments will be made from the assets of the Adviser and/or its affiliates (and not the Fund), and any such fee adjustments will be made to services by the Adviser that are unrelated to the Fund (and not to any Fund fees or expenses). Seed investors may contribute all or a majority of the assets in the Fund and may hold a significant portion of the Fund ’s outstanding Shares for some period of time. There is a risk that such seed investors may request the repurchase of all or part of their Shares, particularly after payments from the Adviser and/or its affiliates have ceased. As with repurchase requests by other large Shareholders, such repurchase requests could have a significant negative impact on the Fund including by reducing the Fund ’s liquidity, causing the Fund to realize gains that will be distributed and taxable to remaining Shareholders and increasing the Fund ’s transaction costs. A large repurchase request may also use up capacity under the caps of our quarterly share repurchase offers and may result in repurchase requests being fulfilled on pro rata basis.
The Fund will have access to confidential information.
The Fund will likely have access to or acquire confidential information relating to its investments. The Fund will likely limit the information reported to its investors with respect to such investments.
Shares are not freely transferable.
Transfers of Shares may be made only by operation of law pursuant to the death, divorce, insolvency, bankruptcy, or adjudicated incompetence of the Shareholder or with the prior written consent of the Board, which may be withheld in the Board’s sole discretion. Notice to the Fund of any proposed transfer must include evidence satisfactory to the Board that the proposed transferee, at the time of transfer, meets any requirements imposed by the Fund with respect to investor eligibility and suitability.
The Fund is classified as
non-diversified
for purposes of the 1940 Act.
The Fund is classified as a
“non-diversified”
investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified
fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund. However, the Fund will be subject to the diversification requirements applicable to RICs under Subchapter M of the Code.
The Fund’s investments may be difficult to value.
The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value.
The legal, regulatory, disclosure, accounting, auditing and reporting standards in certain of the countries in which the Fund’s portfolio investments may be made may be less stringent and may not provide the same degree of protection or information to investors as would generally apply in the United States. The accounting, auditing and financial reporting standards and practices applicable to foreign companies may be less rigorous, and there may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with international accounting standards. Consequently, the net asset value of the Fund published from time to time may not accurately reflect a realistic value for any or all of the investments.
A substantial portion of the Fund’s assets are expected to consist of Portfolio Funds and
Co-Investments
for which there are no readily available market quotations. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. Such securities are valued by the Adviser, as valuation designee pursuant to Rule
2a-5
under the 1940 Act, at fair value based on input from the sponsor or general partner of such investment as determined pursuant to policies and procedures approved by the Board. In determining fair value, the Adviser is required to consider all appropriate factors relevant to value and all indicators of value available to the Fund. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that the Fund might reasonably expect to receive for the security upon its current sale. The most relevant information may often be provided by the issuer of the securities. Given the nature, timeliness, amount and reliability of information provided by the issuer, fair valuations may become more difficult and uncertain as such information is unavailable or becomes outdated. In some instances, returns on Secondary Investments will be higher than returns on Primary Investments as a result of such Secondary Investments being purchased at a discount, and then revalued based on the practical expedient next reported for such Secondary Investment.
Shareholders should recognize that valuations of illiquid assets involve various judgments and consideration of factors that may be subjective. The value at which the Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. The Fund will invest a significant amount of its assets in credit investments for which no public market exists. There can be no guarantee that the Fund’s investments could ultimately be realized at the Fund’s valuation of such investments. In addition, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof. These factors could adversely affect Shareholders whose Shares are repurchased as well as new Shareholders and remaining Shareholders.
The valuations reported by the Portfolio Fund Managers, based upon which the Fund determines its net asset value and the net asset value per Share, may be subject to later adjustment or revision. For example, fiscal year-end
net asset value calculations of the Portfolio Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Portfolio Fund Managers or revisions to the net asset value of a Portfolio Fund adversely affect the Fund’s net asset value, the outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares.
The valuations of Shares may be significantly affected by numerous factors, some of which are beyond the Fund’s control and may not be directly related to the Fund’s operating performance. These factors include: changes in regulatory policies or tax guidelines; changes in earnings or variations in operating results; changes in the value of the Fund’s investments; changes in accounting guidelines governing valuation of the Fund’s investments; any shortfall in revenue or net income or any increase in losses from levels expected by investors; departure of the Adviser or certain of its respective key personnel; and general economic trends and other external factors.
In addition, the overall performance of the Fund may also be affected by situations where, in order to make investments considered desirable, the Fund is required to make other investments considered less desirable or for which the Adviser is less comfortable with the estimated valuations.
The Fund’s net asset value is a critical component in several operational matters including computation of the Advisory Fee, the Distribution Fee and the Servicing Fee, and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses Shareholders will pay, the price a Shareholder will receive in connection with a repurchase offer and the number of Shares an investor will receive upon investing in the Fund. It is expected that the Fund will accept purchases of Shares on any day the NYSE is open for business. The number of Shares a Shareholder will receive will be based on the NAV per share next determined following receipt of a purchase order in good order by the Fund, see “Purchasing Shares.”
The Adviser generally expects to receive information for the Fund’s credit investments, including Portfolio Funds and
Co-Investments,
on which it will base the Fund’s net asset value only as of each calendar quarter end and on a significant delay. The Adviser generally does not expect to receive updated information intra quarter for such investments. As a result, the Fund’s net asset value for periods other than calendar quarter end will likely be based on information from the prior quarter and market inputs that are observable to the Adviser, but may not reflect all adjustments that a Portfolio Fund Manager would make based on information that has not been shared with the Adviser. As a result, in certain situations, the Adviser may not reflect adjustments to the value of the Fund’s investments due to impairments or other market factors than the Adviser would make if it had access to such information, resulting in such investments potentially being overvalued in hindsight.
The Fund may need to liquidate certain investments, including its credit investments, in order to repurchase Shares in connection with a repurchase offer. A subsequent decrease in the valuation of the Fund’s investments after a repurchase offer could potentially disadvantage remaining Shareholders to the benefit of Shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund’s investments could potentially disadvantage Shareholders whose Shares were accepted for repurchase to the benefit of remaining Shareholders. Similarly, a subsequent decrease in the valuation of the Fund’s investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre-existing
Shareholders, and a subsequent increase in the valuation of the Fund’s investments after a subscription could potentially disadvantage pre-existing
Shareholders to the benefit of subscribing investors. For more information regarding the Fund’s calculation of its net asset value, see “Net Asset Valuation.”
The Fund cannot guarantee the amount or frequency of distributions.
The amount of distributions that the Fund may pay is uncertain. The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board, and otherwise in a manner to comply with the distribution requirements necessary for the Fund to qualify to be treated as a RIC. See “Distributions.” Nevertheless, the Fund cannot assure Shareholders that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year
increases in cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.
The Fund cannot guarantee that it will make distributions. The Fund may finance its cash distributions to Shareholders from any sources of funds available to the Fund, including offering proceeds, borrowings, net investment income from operations, capital gains proceeds from the sale of assets (including Fund investments), non-capital
gains proceeds from the sale of assets (including Fund investments), dividends or other distributions paid to the Fund on account of preferred and common equity investments by the Fund in Portfolio Funds and/or
Co-Investments
and expense reimbursements from the Adviser. The Fund has not established limits on the amount of funds the Fund may use from available sources to make distributions. The repayment of any amounts owed to the Adviser or its affiliates will reduce future distributions to which you would otherwise be entitled.
Additional subscriptions will dilute the voting interest of existing Shareholders.
The Fund intends to accept additional subscriptions for Shares, and such subscriptions will dilute the voting interest of existing Shareholders in the Fund. Additional subscriptions will also dilute the indirect interests of existing Shareholders in the Fund investments prior to such purchases, which could have an adverse impact on the existing Shareholders’ interests in the Fund if subsequent Fund investments underperform the prior investments.
The Fund and certain service providers may have access to Shareholders’ personal information.
The Adviser, the auditors, the custodian and the other service providers to the Fund may receive and have access to personal data relating to Shareholders and arising from a Shareholder’s business relationship with the Fund and/or the Adviser. Such information may be stored, modified, processed or used in any other way, subject to applicable laws, by the Adviser and by the Fund’s other service providers and their agents, delegates, sub-delegates
and certain third parties in any country in which such person conducts business. Subject to applicable law, Shareholders may have rights in respect of their personal data, including a right to access and rectification of their personal data and may in some circumstances have a right to object to the processing of their personal data.
The Adviser and its affiliates manage funds and accounts with similar strategies and objectives to the Fund.
The Adviser and its affiliates are investment advisers to various clients for whom they make credit investments of the same type as the Fund. The Adviser and its affiliates also may agree to act as investment adviser to additional clients that make credit investments of the same type as the Fund. In addition, the Adviser and the investment team will be permitted to organize other pooled investment vehicles with principal investment objectives different from those of the Fund. It is possible that a particular investment opportunity would be a suitable investment for the Fund and such clients or pooled investment vehicles. Such investments will be allocated in accordance with the allocation policies and procedures of the Adviser’s investment team. See “Potential Conflicts of Interest” below.
The Fund is subject to inflation risk.
Inflation may adversely affect the business, results of operations and financial condition of the portfolio companies to which Portfolio Funds may lend.
Inflationary pressures have increased the costs of labor, energy and raw materials, have adversely affected consumer spending and economic growth, and may adversely affect portfolio companies’ operations. If portfolio companies are unable to pass increases in their costs of operations along to their customers, it could adversely affect their operating results and impact their ability to pay interest and principal on their loans, particularly as interest rates rise in response to inflation. In addition, any projected future decreases in portfolio companies’ operating results due to inflation could adversely impact the fair value of those investments. Any decreases in the fair value of those investments could result in future realized or unrealized losses and therefore reduce the Fund’s net asset value.
While the U.S. and other developed economies have experienced higher-than-normal inflation rates, it remains uncertain whether substantial inflation in the U.S. and other developed economies will be sustained over an extended period of time or have a significant effect on the U.S. or other economies. Inflation may affect the Fund’s investments adversely in a number of ways, including those noted above. During periods of rising inflation, interest and dividend rates of any instruments the Fund or entities related to portfolio investments may have issued could increase. Inflationary expectations or periods of rising inflation could also be accompanied by the rising prices of commodities which may be critical to the operation of certain portfolio companies. Some of the Fund’s investments may have income linked to inflation through contractual rights or other means. However, as inflation may affect both income and expenses, any increase in income may not be sufficient to cover increases in expenses.
Governmental efforts to curb inflation often have negative effects on the level of economic activity. In an attempt to stabilize inflation, certain countries have imposed wage and price controls at times. Past governmental efforts to curb inflation have also involved more drastic economic measures that have had a materially adverse effect on the level of economic activity in the countries where such measures were employed. There can be no assurance that continued and more wide-spread inflation in the U.S. and/or other economies will not become a serious problem in the future and have a material adverse impact on the Fund’s returns.
The Fund may be subject to leverage risk.
The use of leverage creates an opportunity for increased Share gains, but also creates risks for Shareholders. The Fund cannot assure Shareholders that the use of leverage, if employed, will benefit the common shares. Leveraging is a speculative technique that may expose the Fund to greater risk and increased costs. Any leveraging strategy the Fund employs may not be successful.
Leverage involves risks and special considerations for Shareholders, including:

•	the likelihood of greater volatility of NAV of the Shares than a comparable portfolio without leverage;

•	the risk that fluctuations in interest rates or dividend rates on any leverage that the Fund must pay will reduce the return to Shareholders;

•	the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; and

•	leverage may increase operating costs, which may reduce total return.
Any decline in the NAV of the Fund’s investments will be borne entirely by Shareholders. Therefore, if the market value of the Fund’s portfolio declines, leverage will result in a greater decrease in NAV to Shareholders than if the Fund were not leveraged. While the Fund may from time to time consider reducing any outstanding leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and NAV associated with leverage, there can be no assurance that the Fund will actually reduce any outstanding leverage in the future or that any reduction, if undertaken, will benefit Shareholders. Changes in the future direction of interest rates are very difficult to predict accurately. If the Fund were to reduce any outstanding leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in any outstanding leverage may reduce the income and/or total returns to Shareholders relative to the circumstance where the Fund had not reduced any of its outstanding leverage.
Certain types of leverage used by the Fund may result in the Fund being subject to covenants relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term corporate debt securities or preferred shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. The Adviser does not believe that these covenants or guidelines will impede it from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies.
In addition to the foregoing, the use of leverage treated as indebtedness of the Fund for U.S. federal income tax purposes may reduce the amount of Fund dividends that are otherwise eligible for the dividends received deduction in the hands of corporate Shareholders.
Other Investment Risks
The Fund’s Liquid Assets investments are expected to yield lower returns than the Fund’s other credit investments, which may lower the Fund’s performance.
To manage the liquidity of its investment portfolio, the Fund also invests a portion of its assets in a portfolio of Liquid Assets. The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (“affiliated money market funds”). The Fund’s Liquid Assets investments are expected to yield lower returns than the Fund’s other credit investments, which may lower the Fund’s performance. Further, Liquid Assets that provide the most immediate liquidity (e.g., money market securities or cash and/or cash equivalents) are expected to yield lower returns than other Liquid Assets (e.g., investment grade or below investment grade fixed-income securities), and to the extent a large portion of the Fund’s Liquid Assets investments is comprised of such assets (whether in order to fund repurchase obligations or to meet immediate liquidity needs or otherwise), the Fund’s yield is expected to be lower than the yield it could have obtained with less exposure to Liquid Assets. These positions may also subject the Fund to additional risks and costs.
In addition, the Fund and the Portfolio Funds may maintain substantially all of their respective cash and cash equivalents in accounts with major U.S. and multi-national financial institutions, and their respective deposits at certain of these institutions may exceed insured limits, where applicable. Volatility in the banking system may impact the viability of such banking and financial services institutions. In the event of failure of any of the financial institutions where the Fund or a Portfolio Fund maintains its respective cash and cash equivalents, there can be no assurance that the Fund or such Portfolio Fund would be able to access uninsured funds in a timely manner or at all. Any inability to access, or delay in accessing, these funds could adversely affect the business and financial position of the Fund and the Portfolio Fund.
The Fund’s investments, including its Liquid Assets, are subject to fluctuations in price and the Fund could experience a loss and its liquidity may be negatively impacted when selling investments, including when doing so to meet repurchase requests. The risk of loss and impact on liquidity increases in times of overall market turmoil or declining prices. Similarly, large purchases of the Fund’s shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
The Fund may make
non-U.S.
Investments, which are subject to additional risks.
The Fund, either directly through
Co-Investments
or indirectly through Portfolio Funds, may lend in companies that are organized or headquartered or have substantial sales or operations outside of the United States, its territories, and possessions. Such investments may be subject to certain additional risk due to, among other things, potentially unsettled points of applicable governing law, the risks associated with fluctuating currency exchange rates, capital repatriation regulations (as such regulations may be given effect during the term of the Fund or client portfolio), the application of complex U.S. and
non-U.S.
tax rules to cross-border investments, possible imposition of
non-U.S.
taxes on investors with respect to the income, and possible
non-U.S.
tax return
filing requirements. The foregoing factors may increase transaction costs and adversely affect the value of the Fund’s portfolio investments.
Additional risks of
non-U.S.
investments include but are not limited to: (a) economic dislocations in the host country; (b) less publicly available information; (c) less well-developed regulatory institutions; (d) greater difficulty of enforcing legal rights in a
non-U.S.
jurisdiction, (e) economic, social and political risks, including potential exchange control regulations and restrictions on foreign investment and repatriation of capital, the risks of political, economic or social instability and the possibility of expropriation or confiscatory taxation, and (e) the possible imposition of non-U.S. taxes on income and gains recognized with respect to such securities. Moreover,
non-U.S.
portfolio investments and companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those that apply to U.S. portfolio investments and companies. In addition, laws and regulations of foreign countries may impose restrictions that would not exist in the United States and may require financing and structuring alternatives that differ significantly from those customarily used in the United States. No assurance can be given that a change in political or economic climate, or particular legal or regulatory risks, including changes in regulations regarding foreign ownership of assets or repatriation of funds or changes in taxation might not adversely affect an investment by the Fund.
The Fund may be subject to risks related to changes in foreign currency exchange rates.
Because the Fund may have exposure to securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities held by the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Adviser may, but is not required to, elect for the Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on the transferability, repatriation or convertibility of currency.
Other Risks
The Fund is subject to limitations under the Volcker Rule.
Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the Adviser and/or its affiliates own 25% or more of the outstanding ownership interests of the Fund after the permitted seeding period from the implementation of the Fund’s investment strategy, the Fund could be subject to restrictions on trading that would adversely impact the Fund’s ability to execute its investment strategy. Generally, the permitted seeding period is three years from the implementation of a Fund’s investment strategy, with permissible extensions under certain circumstances. As a result, the Adviser and/or its affiliates may be required to reduce their ownership interests in the Fund at a time that is sooner than would otherwise be desirable, which may result in the Fund’s liquidation or, if the Fund is able to continue operating, may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of portfolio securities.
The Fund may be deemed to be controlled by a Bank Holding Company under the Bank Holding Company Act.
The Fund’s activities may be limited as a result of potentially being deemed to be controlled by a bank holding company. JPMorgan Chase is a bank holding company (“BHC”) under the Bank Holding Company Act (“BHCA”) and is therefore subject to supervision and regulation by the Federal Reserve. In addition, JPMorgan Chase is a financial holding company (“FHC”) under the BHCA, which is a status available to BHCs that meet certain criteria. FHCs may engage in a broader range of activities than BHCs that are not FHCs. However, the activities of FHCs and their affiliates
re-main
subject to certain restrictions imposed by the BHCA and related regulations. JPMorgan may be deemed to “control” the Fund within the meaning of the BHCA if, among other things, JPMorgan Chase owns more than a certain percentage of the Fund’s outstanding shares or a certain number of JPMorgan Chase employees serve on the Fund’s board. It is expected that JPMorgan Chase will be deemed to control the Fund for a certain period of time and therefore, the restrictions under the BHCA and related regulations will apply to the Fund as well. Accordingly, the BHCA and other applicable banking laws, rules, regulations and guide-lines, and their interpretation and administration by the appropriate regulatory agencies, including the Federal Reserve, may restrict the Fund’s investments, transactions and operations and may restrict the transactions and relationships between the Adviser, JPMorgan Chase and their affiliates, on the one hand, and the Fund on the other hand. For example, the BHCA regulations applicable to JPMorgan Chase and the Fund may, among other things, restrict the Fund’s ability to make certain investments or the size of certain investments, impose a maximum holding period on some or all of the Fund’s investments and restrict the Fund’s and the Adviser’s ability to participate in the management and operations of the companies in which the Fund holds an equity investment. In addition, certain BHCA regulations may require aggregation of equity positions owned, held or controlled by related entities. Thus, in certain circumstances, positions held by JPMorgan Chase and its affiliates (including the Adviser) for client and proprietary accounts may need to be aggregated with positions held by the Fund. In this case, where BHCA regulations impose a cap on the amount of a position that may be held, JPMorgan Chase may utilize available capacity to make investments for its proprietary accounts or for the accounts of other clients, which may require the Fund to limit and/or liquidate certain investments.
These restrictions may materially adversely affect the Fund by, among other things, affecting the Adviser’s ability to pursue certain strategies within the Fund’s investment program or trade in certain securities. In addition, JPMorgan Chase may cease in the future to qualify as an FHC, which may subject the Fund to additional restrictions. Moreover, there can be no assurance that the bank regulatory requirements applicable to JPMorgan Chase and the Fund, or the interpretation thereof, will not change, or that any such change will not have a material adverse effect on the Fund.
JPMorgan Chase may in the future, in its sole discretion and without notice to investors, engage in activities impacting the Fund and/or the Adviser in order to comply with the BHCA or other legal requirements applicable to, or reduce or eliminate the impact or applicability of any bank regulatory or other restrictions on, JPMorgan Chase, the Fund or Applicable JPM Accounts (as defined below). JPMorgan Chase may seek to accomplish this result by causing the Adviser to resign as the Fund’s investment adviser, voting for changes to the Board, causing JPMorgan Chase personnel to resign from the Board, reducing the amount of JPMorgan Chase’s investment in the Fund (if any), revoking the Fund’s right to use the JPMorgan Chase name or any combination of the foregoing, or by such other means as it determines in its sole discretion. Any replacement investment adviser appointed by the Fund may be unaffiliated with JPMorgan Chase.
The Board may make decisions on behalf of the Fund without Shareholder approval.
Shareholders have no authority to make decisions or to exercise business discretion on behalf of the Fund, except as set forth in the Fund’s governing documents. The authority for all such decisions is generally delegated to the Board, which in turn, has delegated the day-to-day
management of the Fund’s investment activities to the Adviser, subject to oversight by the Board.
Recent market fluctuations and changes may adversely affect the Fund.
General fluctuations in the market prices of securities may affect the value of the Fund’s investments. Instability in the securities markets also may increase the risks inherent in the Fund’s investments. Stresses associated with the 2008 financial crisis in the United States and global economies peaked approximately a decade ago, but periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or a geography, continue to recur. Some countries, including the United States, have adopted and/or are considering the adoption of more protectionist trade policies, a move away from the tighter financial industry regulations that followed the financial crisis, and/or substantially reducing corporate taxes. The exact shape of these policies is still being considered, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, especially if the market’s expectations are not borne out. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health, may add to instability in world economies and markets generally. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events.
The Fund is subject to market disruptions and geopolitical risks.
The occurrence of events similar to those in recent years, such as localized wars, instability, new and ongoing epidemics and pandemics of infectious diseases and other global health events, natural/environmental disasters, terrorist attacks in the U.S. and around the world, social and political discord, debt crises, sovereign debt downgrades, increasingly strained relations between the United States and a number of foreign countries, new and continued political unrest in various countries, the exit or potential exit of one or more countries from the European Union (“EU”), continued changes in the balance of political power among and within the branches of the U.S. government, government shutdowns and other factors, may result in market volatility, may have long term effects on the U.S. and worldwide financial markets, and may cause further economic uncertainties in the U.S. and worldwide.
China and the United States have each imposed tariffs on the other country’s products, and the United States has also adopted certain targeted measures such as export controls or sanctions implicating Chinese companies and officials. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. U.S. companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. There remains much uncertainty as to whether the trade negotiations between the United States and China will be successful and how trade tensions between the United States and China will evolve. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe haven currencies, such as the Japanese yen and the euro. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future. Increased trade tensions could have a material adverse effect on the global economy, and the Fund and its portfolio investments could be materially and adversely affected.
Investments by the Fund, as well as by the Portfolio Funds in which the Fund invests, are materially affected by conditions in the global financial markets and economic and political conditions throughout the world, such as interest rates, the availability and cost of credit, inflation rates, economic uncertainty, changes in laws, trade policies, commodity prices, tariffs, currency exchange rates and controls and national and international political circumstances (including wars and other forms of conflict, terrorist acts, and security operations) and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and pandemics could materially affect the Fund’s investments to the extent it materially affects global economies or global financial markets. The occurrence of any of these above events could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. These factors are outside of the Fund’s control and may affect the level and volatility of securities prices and the liquidity and value of the Fund’s portfolio investments, and the Fund may not be able to successfully manage its exposure to these conditions, which may result in substantial losses to Shareholders.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of this military action, resulting sanctions and future local, regional or global market disruptions, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on Russian entities or individuals, including politicians, could have a severe adverse effect on the region, including significant negative economic impacts. How long such military action and related events will last cannot be predicted.
The Fund is subject to risks associated with instability in the banking sector.
U.S. and global markets recently have experienced increased volatility, including as a result of the failures of certain U.S. and
non-U.S.
banks, which could be harmful to the Fund and issuers in which it directly or indirectly invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer fails, the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.
Global developments may negatively impact Asian economies.
Many countries in Asia are heavily dependent upon international trade, and the United States and Europe remain important export markets for many economies in the region. Consequently, countries in the region may be adversely impacted by economic and political developments in other parts of the world, particularly in the case of significant contractions and weakening in demand in primary export markets or enactment of trade barriers by key trading partners. The global financial crisis in 2009 caused significant dislocations, illiquidity and volatility in the wider global credit and financial markets, including markets in Asia. While the volatility of global financial markets has largely subsided, there are rising political tensions within the region and globally, leaders in the United States and several European nations have risen to power on protectionist economic policies, and there are growing doubts about the future of global free trade. There can be no certainty that economies in the region may not be impacted by future shocks to the global economy. In addition, both the United States and China are currently engaged in sometimes hostile negotiations regarding their intentional trade arrangements, and each side has engaged or threaten to engage in an escalation of domestic protective measures such as the imposition of tariffs. Commonly referred to as a “trade war”, the ongoing negotiations between the United States and China has led to significant uncertainty and volatility in the financial markets. The future of the relationship between the United States and China is uncertain, and the failure of those countries to resolve their current disputes could have materially adverse effects on the global economy. This, and/or future downturns in the global economy, significant introductions of barriers to trade or even bilateral trade frictions between the region’s major trading partners and the United States or countries representing key export markets in Europe could adversely affect the financial performance of an underlying fund’s investment and such underlying fund could lose invested capital from the affected investments.
The Fund is subject to risks related to artificial intelligence.
Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. As the use of technology grows, liquidity and market movements may be affected. As artificial intelligence is used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund.
The Fund is subject to cyber security risk.
As the use of technology has become more prevalent in the course of business, the Fund has become more susceptible to operational and financial risks associated with cyber security, including: theft, loss, misuse, improper release, corruption and destruction of, or unauthorized access to, confidential or highly restricted data relating to the Fund and its investors; and compromises or failures to systems, networks, devices and applications relating to the operations of the Fund and its service providers. Cyber security risks may result in financial losses to the Fund and its investors; the inability of the Fund to transact business with its investors; delays or mistakes in the calculation of the financial data or other materials provided to investors; the inability to process transactions with investors or other parties; violations of privacy and other laws; regulatory fines, penalties and reputational damage; and compliance and remediation costs, legal fees and other expenses. The Fund’s service providers (including, but not limited to, its investment adviser, administrator, transfer agent, and custodian or their agents), financial intermediaries, entities in which the Fund invests and parties with which the Fund engages in portfolio or other transactions also may be adversely impacted by cyber security risks in their own businesses, which could result in losses to the Fund or its investors. While measures have been developed which are designed to reduce the risks associated with cyber security, there is no guarantee that those measures will be effective, particularly since the Fund does not directly control the cyber security defenses or plans of their service providers, financial intermediaries and companies in which they invest or with which they do business.
There may be a trademark risk, as the Fund does not own the JPMorgan name.
The Fund does not own the JPMorgan name, but it is permitted to use it as part of its corporate name pursuant to the Advisory Agreement. Use of the name by other parties or the termination of the Advisory Agreement may harm the Fund’s business.
The Fund may fail to qualify as a RIC under Subchapter M of the Code.
The Fund will elect to be treated, and intends to operate in a manner so as to continuously qualify in each taxable year thereafter, as a RIC under Subchapter M of the Code.
As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income
and annual distribution requirements. If the Fund fails to qualify as a RIC it will become subject to corporate-level income tax, and the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distributions to Shareholders, the amount of distributions and the amount of funds available for new investments. Such a failure would have a material adverse effect on the Fund and Shareholders. See “Material U.S. Federal Income Tax Considerations.”
Each of the aforementioned ongoing requirements for qualification of the Fund as a RIC requires that the Adviser obtain information from or about the underlying investments in which the Fund is invested. Portfolio Funds,
Co-Investments
and Portfolio Fund Managers may not provide information sufficient to ensure that the Fund qualifies as a RIC under the Code. If the Fund does not receive sufficient information from Portfolio Funds or Portfolio Fund Managers, the Fund risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income.
If, before the end of any quarter of its taxable year, the Fund believes that it may fail the Diversification Tests (as defined below in “Material U.S. Federal Income Tax Considerations—Qualification and Taxation as a RIC”), the Fund may seek to take certain actions to avert such a failure. However, the action frequently taken by RICs to avert such a failure, the disposition of non-diversified
assets, may be difficult to pursue because of the limited
liquidity of the Fund’s investments. While relevant tax provisions afford a RIC a
30-day
period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified
assets, the constraints on the Fund’s ability to effect a sale of an investment may limit the Fund’s use of this cure period. In certain cases, the Fund may be afforded a longer cure period under applicable savings provisions, but the Fund may be subject to a penalty tax in connection with its use of those savings provisions. If the Fund fails to satisfy the Diversification Tests or other RIC requirements, the Fund may fail to qualify as a RIC under the Code. If the Fund fails to qualify as a RIC, it would become subject to a corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes) and distributions to the Shareholders generally would be treated as corporate dividends to the extent of the Fund’s current or accumulated earnings and profits. See “Material U.S. Federal Income Tax Considerations — Failure to Qualify as a RIC.” In addition, the Fund is required each December to make certain “excise tax” calculations based on income and gain information that must be obtained from the Portfolio Funds or Portfolio Fund Managers. If the Fund does not receive sufficient information from the Portfolio Funds or Portfolio Fund Managers, it risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income (in addition to the corporate income tax). The Fund may, however, attempt to avoid such outcomes by paying a distribution that is or is considered to be in excess of its current and accumulated earnings and profits for the relevant period (i.e., a return of capital).
The Fund may have investments, either directly or through an entity or arrangement treated as a partnership for U.S. federal income tax purposes (such as the Portfolio Funds or
Co-Investments),
that require income to be included in investment company taxable income in a year prior to the year in which the Fund (or the Portfolio Funds or the
Co-Investments)
actually receives a corresponding amount of cash in respect of such income. The Fund may be required to make a distribution to its Shareholders in order to satisfy the annual distribution requirement, even though it will not have received any corresponding cash amount. As a result, the Fund may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain RIC tax treatment under Subchapter M of the Code. The Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, the Fund may not qualify for or maintain RIC tax treatment and thus become subject to corporate-level income tax.
In order to comply with the RIC rules or for other reasons, the Fund may structure its investments in a way that could increase the taxes imposed thereon or in respect thereof. For example, the Fund may be required to hold such investments through a U.S. or
non-U.S.
corporation (or other entity treated as such for U.S. federal income tax purposes), and the Fund would indirectly bear any U.S. or
non-U.S.
taxes imposed on such corporation. The Fund may also be unable to make investments that it would otherwise determine to make as a result of the desire to qualify for the RIC rules.
In addition, the Fund may directly or indirectly invest in Portfolio Funds located outside the United States. Such Portfolio Funds may be subject to withholding taxes and other taxes in such jurisdictions with respect to their investments. In general, a U.S. person will not be able to claim a U.S. foreign tax credit or deduction for
non-U.S.
taxes paid by the Fund. Further, adverse U.S. tax consequences can be associated with certain foreign investments, including potential U.S. withholding taxes on foreign investment entities with respect to their U.S. investments and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as “controlled foreign corporations” or “passive foreign investment companies.”
The Fund may retain some income and capital gains in the future, including for purposes of providing the Fund with additional liquidity, which amounts would be subject to a 4% U.S. federal excise tax to the extent they exceed the Excise Tax Distribution Requirements (as defined below), in addition to the corporate income tax. In that event, the Fund will be liable for the tax on the amount by which the Fund does not meet the foregoing distribution requirement. See “Material U.S. Federal Income Tax Considerations — Qualification and Taxation as a RIC.”
Tax laws are subject to changes which may adversely affect the Fund.
It is possible that the current U.S. federal, state, local or
non-U.S.
income tax treatment accorded an investment in the Fund will be modified by legislative, administrative or judicial action in the future, possibly with retroactive effect. The nature of changes in U.S. federal, state, local or
non-U.S.
tax law, if any, cannot be determined prior to enactment of any new tax legislation. However, such legislation could significantly alter the tax consequences and decrease the after-tax
rate of return of an investment in the Fund. Potential investors therefore should seek, and must rely on, the advice of their own tax advisers with respect to the possible impact on their investments of recent legislation, as well as any future proposed tax legislation or administrative or judicial action.
The Fund is subject to risks associated with withholding applicable to secondaries funds.
As a secondaries investment fund, the Fund may have a U.S. federal income tax withholding obligation with respect to interests the Fund purchases in Portfolio Funds from non U.S. sellers. This withholding requirement may reduce the number of non U.S. sellers willing to sell interests in Portfolio Funds and therefore reduce the number of investment opportunities available to the Fund. Additionally, if the Fund does not properly withhold from such non U.S. sellers, the Portfolio Fund would be required to withhold on future distributions to the Fund, which would negatively impact the Fund’s returns.
Trustees and Officers are subject to limitations on liability and the Fund may indemnify and advance expenses to Trustees and Officers to the extent permitted by law and the Fund’s Declaration of Trust.
Delaware law permits a Delaware statutory trust to include in its declaration of trust a provision to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever. The Fund’s Declaration of Trust provides that the Trustees will not be liable to the Fund or shareholders for monetary damages for breach of fiduciary duty as a trustee to the fullest extent permitted by Delaware law. The Fund’s Declaration of Trust provides for the indemnification of any person to the full extent permitted, and in the manner provided, by Delaware law. In accordance with the 1940 Act, The Fund will not indemnify certain persons for any liability to which such persons would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.
Pursuant to the Declaration of Trust and subject to certain exceptions described therein, the Fund will indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (i) any individual who is a present or former Trustee or officer of the Fund and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity or (ii) any individual who, while a Trustee or officer of the Fund and at the request of the Fund, serves or has served as a trustee, officer, partner or trustee of any corporation, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity (each such person, an “Indemnitee”), in each case to the fullest extent permitted by Delaware law. Notwithstanding the foregoing, the Fund will not provide indemnification for any loss, liability or expense arising from or out of an alleged violation of federal or state securities laws by an Indemnitee unless (i) there has been a successful adjudication on the merits of each count involving alleged securities law violations, (ii) such claims have been dismissed with prejudice on the merits by a court of competent jurisdiction, or (iii) a court of competent jurisdiction approves a settlement of the claims against the Indemnitee and finds that indemnification of the settlement and the related costs should be made and the court considering the request for indemnification has been advised of the position of the SEC and of the published position of any state securities regulatory authority in which securities were offered or sold as to indemnification for violations of securities laws.
The Fund will not indemnify an Indemnitee against any liability or loss suffered by such Indemnitee unless (i) the Fund determines in good faith that the course of conduct that caused the loss or liability was in the best interest of the Fund, (ii) the Indemnitee was acting on behalf of or performing services for the Fund, (iii) such liability or loss was not the result of (A) negligence or misconduct, in the case that the party seeking indemnification is a Trustee (other than an independent Trustee), officer, employee, controlling person or agent of the Fund, or (B) gross negligence or willful misconduct, in the case that the party seeking indemnification is an independent Trustee, and (iv) such indemnification or agreement to hold harmless is recoverable only out of assets of the Fund and not from the shareholders.
In addition, the Declaration of Trust permits the Fund to advance reasonable expenses to an Indemnitee, and it will do so in advance of final disposition of a proceeding (a) if the proceeding relates to acts or omissions with respect to the performance of duties or services on behalf of the Fund, (b) the legal proceeding was initiated by a third party who is not a shareholder or, if by a shareholder of the Fund acting in his or her capacity as such, a court of competent jurisdiction approves such advancement and (c) upon the Fund’s receipt of (i) a written affirmation by the trustee or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the Fund and (ii) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the Fund, together with the applicable legal rate of interest thereon, if it is ultimately determined that the standard of conduct was not met.
The Fund and the Adviser are subject to ongoing regulatory scrutiny and reporting obligations.
The Fund and the Adviser may be subject to increased scrutiny by government regulators, investigators, auditors and law enforcement officials regarding the identities and sources of funds of investors. In that connection, in the future the Fund may become subject to additional obligations that may affect its investment program, the manner in which it operates and, reporting requirements regarding its investments and investors. Each Shareholder will be required to provide to the Fund such information as may be required to enable the Fund to comply with all applicable legal or regulatory requirements, and each Shareholder will be required to acknowledge and agree that the Fund may disclose such information to governmental and/or regulatory or self-regulatory authorities to the extent required by applicable law or regulation and may file such reports with such authorities as may be required by applicable law or regulation.
This offering is being made on a reasonable best-efforts basis by JPMII.
This offering is being made on a reasonable best efforts basis, whereby JPMII is only required to use its reasonable best efforts to sell the Shares and neither it nor any selling agent has a firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum number of Shares is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base. As a result, the Fund may be unable to achieve its investment objective and a Shareholder could lose some or all of the value of his, her or its investment in the Shares. JPMII is an affiliate of the Fund and the Adviser. As a result, JPMII’s due diligence review and investigation of the Fund and this Prospectus cannot be considered to be an independent review.

Effects of Leverage [Text Block]
LEVERAGE
The Fund intends to use leverage to seek to achieve its investment objective or for liquidity (i.e., to finance the repurchase of Shares and/or bridge the financing of Fund investments pending the acceptance of funds from investor subscriptions). The Fund’s use of leverage may increase or decrease from time to time in its discretion and the Fund may, in the future, determine not to use leverage. Under the 1940 Act, the Fund may borrow in an aggregate amount of up to approximately 33 1/3% of the Fund’s total assets less all liabilities and indebtedness not represented by senior securities (for these purposes, “total net assets”) immediately after such borrowings. Furthermore, the Fund may use leverage through the issuance of preferred shares in an aggregate amount of liquidation preference attributable to the preferred shares combined with the aggregate amount of any borrowings of up to approximately 50% of the Fund’s total net assets immediately after such issuance. Currently, the Fund has no intention to issue preferred shares. The use of leverage creates an opportunity for increased investment returns, but also creates risks for the holders of Shares. See “Risks—
The Fund may be subject to leverage risk.
”
Certain types of leverage used by the Fund may result in the Fund being subject to covenants relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by one or more lenders or by guidelines of one or more rating agencies, which may issue ratings for any short-term debt securities or preferred shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act.
Credit Facility
The Fund intends to establish one or more credit lines to borrow money for a range of purposes, including to provide liquidity for capital calls by Portfolio Funds and
Co-Investments,
to satisfy repurchase requests, to manage timing issues in connection with the inflows of additional capital and to otherwise satisfy Fund obligations, or for investment purposes.
The 1940 Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness (the “Asset Coverage Requirement”). This requirement means that the value of the investment company’s total indebtedness may not exceed one third the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached. The Fund’s borrowings will at all times be subject to the Asset Coverage Requirement.
The Fund’s assets may also utilize leverage in their investment activities. Borrowings at the individual investment level are not subject to the Asset Coverage Requirement. Accordingly, the Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain assets and the volatility of the value of Shares may be great, especially during times of a “credit crunch” and/or general market turmoil, such as that experienced during late 2008 or the 2020
COVID-19
global pandemic. In general, the use of leverage by the Fund’s assets may increase the volatility of their values and of the value of the Shares.
See “Risks –
The Fund may be subject to leverage risk
.”

Effects of Leverage
Assuming that leverage will represent approximately 10% of the Fund’s total assets and that the Fund will bear expenses relating to that leverage at an average annual rate of 6.6%, the income generated by the Fund’s portfolio (net of estimated expenses) must exceed $7 million, assuming total assets under management of $1 billion in order to cover the expenses specifically related to the Fund’s use of leverage. Of course, these numbers are merely estimates used for illustration. Actual leverage expenses will vary frequently and may be significantly higher or lower than the rate estimated above.
The following table is designed to illustrate the effect of leverage on returns from an investment in the Fund’s Shares, assuming investment portfolio returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of (10)%, (5)%, 0%, 5% and 10%. In order to compute the “Corresponding Return to Shareholders,” the “Assumed Portfolio Return (Net of Expenses)” is multiplied by the assumed average total assets to obtain an assumed return to the Fund. From this amount, the interest expense is calculated by multiplying the assumed weighted average cost of funds by the assumed borrowings outstanding, and the product is subtracted from the assumed return to the Fund in order to determine the return available to Shareholders. The return available to Shareholders is then divided by Shareholders’ equity to determine the “Corresponding Return to Shareholders.” Actual interest payments may be different. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund.

Assumed Portfolio Return (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Return to Shareholders	(11)%	(5.5)%	1%	5.5%	11%

Effects of Leverage [Table Text Block]
The following table is designed to illustrate the effect of leverage on returns from an investment in the Fund’s Shares, assuming investment portfolio returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of (10)%, (5)%, 0%, 5% and 10%. In order to compute the “Corresponding Return to Shareholders,” the “Assumed Portfolio Return (Net of Expenses)” is multiplied by the assumed average total assets to obtain an assumed return to the Fund. From this amount, the interest expense is calculated by multiplying the assumed weighted average cost of funds by the assumed borrowings outstanding, and the product is subtracted from the assumed return to the Fund in order to determine the return available to Shareholders. The return available to Shareholders is then divided by Shareholders’ equity to determine the “Corresponding Return to Shareholders.” Actual interest payments may be different. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund.

Assumed Portfolio Return (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Return to Shareholders	(11)%	(5.5)%	1%	5.5%	11%

Return at Minus Ten [Percent]	(11.00%)
Return at Minus Five [Percent]	(5.50%)
Return at Zero [Percent]	1.00%
Return at Plus Five [Percent]	5.50%
Return at Plus Ten [Percent]	11.00%
Effects of Leverage, Purpose [Text Block]	The following table is designed to illustrate the effect of leverage on returns from an investment in the Fund’s Shares, assuming investment portfolio returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of (10)%, (5)%, 0%, 5% and 10%. In order to compute the “Corresponding Return to Shareholders,” the “Assumed Portfolio Return (Net of Expenses)” is multiplied by the assumed average total assets to obtain an assumed return to the Fund. From this amount, the interest expense is calculated by multiplying the assumed weighted average cost of funds by the assumed borrowings outstanding, and the product is subtracted from the assumed return to the Fund in order to determine the return available to Shareholders. The return available to Shareholders is then divided by Shareholders’ equity to determine the “Corresponding Return to Shareholders.” Actual interest payments may be different. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF SHARES
The Fund is a recently organized Delaware statutory trust formed on February 3, 2025. The Fund currently offers three classes of Shares: Class S Shares, Class A Shares and Class I Shares. The Fund relies upon an exemptive order from the SEC that permits the Fund to offer multiple classes of shares with different asset-based distribution and/or shareholder servicing fees and early withdrawal fees, as applicable. An investment in any Share class of the Fund represents an investment in the same assets of the Fund. However, the minimum investment amounts and ongoing fees and expenses for each Share class are expected to be different. The estimated fees and expenses for each class of Shares of the Fund are set forth in “Summary of Fees and Expenses.”
Shares of each class of the Fund represent an equal pro rata interest in the Fund and, generally, have identical voting, distribution, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of Shares bears any class-specific expenses; and (c) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, and shall have exclusive voting rights on any matter submitted to shareholders that relates solely to that class.
Any additional offerings of classes of Shares will require approval by the Board. Any additional offering of classes of Shares will also be subject to the requirements of the 1940 Act, which provides that such Shares may not be issued at a price below the then-current net asset value, except in connection with an offering to existing holders of Shares or with the consent of a majority of the Fund’s common shareholders.
JPM Initial Capitalization
. Prior to the public offering of the Shares, the Adviser purchased Shares from the Fund (the “JPM Initial Capitalization”) in an amount that satisfied the net worth requirements of Section 14(a) of the 1940 Act, which requires the Fund to have a net worth of at least $100,000 prior to making a public offering of its Shares. The Adviser may also make additional purchases of shares from the Fund following the public offering. Immediately following the JPM Initial Capitalization, the Adviser owned 100% of the outstanding Class S Shares, Class A Shares and Class I Shares. The Adviser therefore may continue to own a significant percentage of the Fund’s outstanding Shares after the commencement of the Fund’s operations and for the foreseeable future. This ownership will fluctuate as other investors subscribe for Shares and if the Fund repurchases Shares in connection with periodic repurchase offers. The JPM Initial Capitalization is expected to remain invested in the Fund at least until the earlier of (i) the first date that the Fund’s net asset value reaches $1 billion and (ii) three (3) years after the commencement of the Fund’s operations. The JPM Initial Capitalization will be subject to Volcker Rule seeding period requirements. See “Other Risks–The Fund is subject to limitations under the Volcker Rule.” Any withdrawal of the JPM Initial Capitalization would be effected through participation in the repurchase offers.
The following table shows the amounts of Shares that have been authorized and outstanding as of June 30, 2026:

Share Class	Amount Authorized	Amount Outstanding
Class S Shares	Unlimited	1,000
Class A Shares	Unlimited	1,000
Class I Shares	Unlimited	8,000
There is currently no market for the Shares, and the Fund does not expect that a market for the Shares will develop in the foreseeable future.

Outstanding Securities [Table Text Block]
The following table shows the amounts of Shares that have been authorized and outstanding as of June 30, 2026:

Share Class	Amount Authorized	Amount Outstanding
Class S Shares	Unlimited	1,000
Class A Shares	Unlimited	1,000
Class I Shares	Unlimited	8,000

Risks of Investing in Credit Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Investing in Credit Investments
Risks of Credit Strategies
The Fund’s investment portfolio will include Secondary Investments,
Co-Investments
and Primary Investments. The Portfolio Funds and special purpose vehicles that the Fund invests in hold securities issued primarily by private companies. Operating results for private companies in a specified period may be difficult to determine. Such investments involve a high degree of business and financial risk that can result in substantial losses.
Credit Investment Risks
The Fund may invest in debt securities and other yield-oriented investments issued by private companies acquired in privately negotiated transactions and/or in connection with a restructuring transaction. Credit strategies involve a variety of debt investing, which is subject to a high degree of financial risk. Credit investments may be adversely affected by tax, legislative, regulatory, credit, political or government changes, interest rate increases and the financial conditions of issuers, which may pose significant credit risks (i.e., the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the associated total return) that result in issuer default.
Less information may be available with respect to private company investments and such investments offer limited liquidity.
Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Adviser may not have timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests. There is risk that the Fund may invest on the basis of incomplete or inaccurate information, which may adversely affect the Fund’s investment performance. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position.
These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.
Typically, investments in private companies are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. There can be no assurance that the Fund will be able to realize the value of private company investments in a timely manner.
Access to credit investment opportunities is limited.
The Adviser and its affiliates seek to maintain excellent relationships with sponsors, general partners and managers with which they have previously invested. However, because of the increased demand for private credit and the number of investors seeking to gain access to the top performing investment funds, direct investments, secondary investments and other vehicles that provide exposure to such investments, there can be no assurance that the Adviser will be able to secure interests on behalf of the Fund in all of the investment opportunities that it identifies for the Fund, or that the size of the interests available to the Fund will be as large as the Adviser would desire, both of which could reduce the Fund’s returns. The growth of the private credit market could result in an oversupply of credit and the degradation of loan underwriting standards. Lower loan underwriting standards could result in lower yields and greater credit risk in the private credit markets. Such loans could lack certain financial maintenance covenants and, even if they contain other collateral protections, the covenant-lite loan may carry more risk than a covenant-heavy loan made to the same borrower, as it does not require the borrower to provide affirmation that certain specific financial tests have been satisfied on a routine basis as is required under a covenant-heavy loan agreement. If such a loan begins to deteriorate in quality, the Fund’s ability to negotiate with the borrower may be delayed under a covenant-lite loan compared to a loan with full maintenance covenants. This may in turn delay the Fund’s ability to seek to recover the investment. Moreover, as a registered investment company, the Fund will be required to make certain public disclosures and regulatory filings regarding its operations, financial status, portfolio holdings, etc. While these filings are designed to enhance investor protections, Portfolio Fund Managers and certain private companies may view such filings as contrary to their business interests and deny access to the Fund; but may permit other, non-registered
funds or accounts, managed by the Adviser or its affiliates, to invest. As a result, the Fund may not be invested in certain
Co-Investments
or Portfolio Funds that are held by other unregistered funds or accounts managed by the Adviser or its affiliates, even though those investments would be consistent with the Fund’s investment objective. The Fund may also invest in certain Primary Investments in anticipation of obtaining access to one or more potential
Co-Investments,
but there is generally no guarantee that those potential
Co-Investments
will be made available to the Fund.
The Adviser will not cause the Fund to engage in investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms) unless such investments are not prohibited by Section 17(d) of the 1940 Act or interpretations of Section 17(d) as expressed in SEC no-action
letters or other available guidance or unless made in accordance with an exemptive order the Adviser, the Fund and certain funds advised by the Adviser have received from the SEC that permits the Fund to, among other things and subject to the conditions of the order, invest in certain privately placed securities in aggregated transactions alongside certain other persons, including certain affiliates of the Adviser and certain funds managed and controlled by the Adviser and its affiliates, where the Adviser negotiates certain terms of the private placement securities to be purchased (in addition to price-related terms). The conditions contained in the exemptive order may limit or restrict the Fund’s ability to participate in such negotiated investments or participate in such negotiated investments to a lesser extent. An inability to receive the desired allocation to potential investments may affect Fund’s ability to achieve the desired investment returns.
The Fund is subject to the risks of its Portfolio Funds.
The Fund’s investments in Portfolio Funds are subject to a number of risks. Portfolio Fund interests are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly. Some of the Portfolio Funds in which the Fund invests may have only limited operating histories. Although the Adviser seeks to receive detailed information from each Portfolio Fund regarding its business strategy and any performance history, in most cases the Adviser will have little or no means of independently verifying this information. In addition, Portfolio Funds may have little or no near-term cash flow available to distribute to investors, including the Fund. Due to the pattern of cash flows in Portfolio Funds and the illiquid nature of their investments, investors typically will see negative returns in the early stages of Portfolio Funds. Then as investments are able to realize liquidity events, such as a sale or initial public offering, positive returns will be realized if the Portfolio Fund’s investments are successful. This is often referred to as the
J-curve.
Portfolio Fund interests are ordinarily valued based upon valuations provided by the Portfolio Fund Managers, which may be received on a delayed basis. Certain securities in which the Portfolio Funds invest may not have a readily ascertainable market price and are fair valued by the Portfolio Fund Managers. A Portfolio Fund Manager may face a conflict of interest in valuing such securities because their values may have an impact on the Portfolio Fund Manager’s compensation. The Adviser reviews and performs due diligence on the valuation procedures used by each Portfolio Fund Manager and monitors the performance information provided by the Portfolio Funds. However, neither the Adviser nor the Board is able to confirm the accuracy of valuations provided by Portfolio Fund Managers. Inaccurate valuations provided by Portfolio Funds could materially adversely affect the value of Shares.
A Portfolio Fund Manager’s information could also be inaccurate due to fraudulent activity, misvaluation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time. Even if the
Adviser elects to cause the Fund to sell its interests in such a Portfolio Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Portfolio Fund Manager’s valuations of such interests could remain subject to such fraud or error, and the Adviser may determine to discount the value of the interests or value them at zero. Shareholders should be aware that situations involving uncertainties as to the valuations by Portfolio Fund Managers could have a material adverse effect on the Fund if the Portfolio Fund Manager’s or the Adviser’s judgments regarding valuations should prove incorrect.
No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Portfolio Fund, the accuracy of the valuations provided by the Portfolio Funds, that the Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Portfolio Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts.
The Fund pays asset-based fees, and, in most cases, is subject to performance-based fees in respect of its interests in Portfolio Funds. Such fees and performance-based compensation are in addition to the Advisory Fee. In addition, performance-based fees charged by Portfolio Fund Managers may create incentives for the Portfolio Fund Managers to make risky investments, and may be payable by the Fund to a Portfolio Fund Manager based on a Portfolio Fund’s positive returns even if the Fund’s overall returns are negative.
Moreover, a Shareholder in the Fund will indirectly bear a proportionate share of the fees and expenses of the Portfolio Funds, in addition to its proportionate share of the expenses of the Fund. Thus, a Shareholder in the Fund may be subject to higher operating expenses than if the Shareholder invested in the Portfolio Funds directly. In addition, because of the deduction of the fees payable by the Fund to the Adviser and other expenses payable directly by the Fund from amounts distributed to the Fund by the Portfolio Funds, the returns to a Shareholder in the Fund will be lower than the returns to a direct investor in the Portfolio Funds. Fees and expenses of the Fund and the Portfolio Funds are generally paid regardless of whether the Fund or Portfolio Funds produce positive investment returns. Shareholders could avoid the additional level of fees and expenses of the Fund by investing directly with the Portfolio Funds, although access to many Portfolio Funds may be limited or unavailable, particularly as a secondary investment, and may not be permitted for investors who do not meet the substantial minimum net worth and other criteria for direct investment in Portfolio Funds.
There is a risk that the Fund may be precluded from acquiring an interest in certain Portfolio Funds due to regulatory implications under the 1940 Act or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Portfolio Funds. The Adviser also may refrain from including a Portfolio Fund in the Fund’s portfolio in order to address adverse regulatory implications that would arise under the 1940 Act for the Fund if such an investment was made. In addition, the SEC has adopted Rule
18f-4
under the 1940 Act, which, among other things, may impact the ability of the Fund to enter into unfunded commitment agreements, such as a capital commitment to a Portfolio Fund or as part of a
Co-Investment.
In addition, the Fund’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the 1940 Act, may cause the Fund to invest in different Portfolio Funds or
Co-Investments
than other clients of the Adviser.
If the Fund fails to satisfy capital calls to a Portfolio Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Portfolio Fund. Any failure by the Fund to make timely capital contributions may impair the ability of the Fund to pursue its investment program, cause the Fund to be subject to certain penalties from the Portfolio Funds or otherwise impair the value of the Fund’s investments.
The governing documents of a Portfolio Fund generally are expected to include provisions that would enable the general partner, the manager, or a majority in interest (or higher percentage) of its limited partners or members, under certain circumstances, to terminate the Portfolio Fund prior to the end of its stated term. Early termination of a Portfolio Fund in which the Fund is invested may result in the Fund having distributed to it a portfolio of immature and illiquid securities, or the Fund’s inability to invest all of its capital as anticipated, either of which could have a material adverse effect on the performance of the Fund.
Although the Fund will be an investor in a Portfolio Fund, Shareholders will not themselves be equity holders of that Portfolio Fund and will not be entitled to enforce any rights directly against the Portfolio Fund or the Portfolio Fund Manager or assert claims directly against any Portfolio Funds, the Portfolio Fund Managers or their respective affiliates. Shareholders will have no right to receive the information issued by the Portfolio Funds that may be available to the Fund as an investor in the Portfolio Funds. In addition, Portfolio Funds generally are not registered as investment companies under the 1940 Act; therefore, the Fund, as an investor in Portfolio Funds, does not have the benefit of the protections afforded by 1940 Act. Portfolio Fund Managers may not be registered as investment advisers under the Advisers Act, in which case the Fund, as an investor in Portfolio Funds managed by such Portfolio Fund Managers, does not have the benefit of certain of the protections afforded by the Advisers Act.
Commitments to Portfolio Funds generally are not immediately invested. Instead, committed amounts are drawn down by Portfolio Funds and invested over time, as underlying investments are identified—a process that may take a period of several years, with limited ability to predict with precision the timing and amount of each Portfolio Fund’s drawdowns. During this period, investments made early in a Portfolio Fund’s life are often realized (generating distributions) even before the committed capital has been fully drawn. In addition, many Portfolio Funds do not draw down 100% of committed capital, and historic trends and practices can inform the Adviser as to when it can expect to no longer need to fund capital calls for a particular Portfolio Fund. Accordingly, the Adviser may make investments and commitments based, in part, on anticipated future capital calls and distributions from Portfolio Funds. This may result in the Fund making commitments to Portfolio Funds in an aggregate amount that exceeds the total amounts invested by Shareholders in the Fund at the time of such commitment (i.e., to “over-commit”). To the extent that the Fund engages in an “over-commitment” strategy, the risk associated with the Fund defaulting on a commitment to a Portfolio Fund will increase. The Fund will maintain cash, cash equivalents, borrowings or other liquid assets in sufficient amounts, in the Adviser’s judgment, to satisfy capital calls from Portfolio Funds.
The Fund is subject to the risks associated with its Portfolio Funds’ underlying investments.
The investments made by the Portfolio Funds entail a high degree of risk and in most cases are highly illiquid and difficult to value. As a general matter, companies in which the Portfolio Fund invests or lends to may face intense competition, including competition from companies with far greater financial resources; more extensive research, development, technological, marketing and other capabilities; and a larger number of qualified managerial and technical personnel.
A Portfolio Fund Manager may focus on a particular industry or sector, which may subject the Portfolio Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. The value of the investments of a Portfolio Fund that focuses its investments in a particular industry or sector will be highly sensitive to financial, economic, political and other developments affecting that industry or market sector, and conditions that negatively impact that industry or market sector will have a greater impact on the Portfolio Fund as compared with a Portfolio Fund that does not have its holdings concentrated in a particular industry or market sector. To the extent that a Portfolio Manager focuses on a particular industry or sector (e.g.., software), it may subject the Portfolio Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. Likewise, a Portfolio Fund Manager may focus on a particular country or geographic region, which may subject the Portfolio Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. In addition, Portfolio Funds may establish positions in different geographic regions or industries that, depending on market conditions, could experience offsetting returns. Due to these factors, the Fund could inadvertently become disproportionately exposed to a particular industry, sector, country or geographic region, which could have a negative impact on the value of such investments held by the Fund in the event of disruption due to financial, economic, political or other developments.
The Fund will not obtain or seek to obtain any control over the management of any portfolio company in which any Portfolio Fund may invest. The success of each investment made by a Portfolio Fund will largely depend on the ability and success of the management of the portfolio companies in addition to economic and market factors.
The valuations of Portfolio Funds in which the Fund invests may be based on imperfect information and are subject to inherent uncertainties.
There is no established market for Secondary Investments or for the privately-held portfolio companies of Portfolio Fund Managers, and there are not likely to be any comparable companies for which public market valuations exist. In addition, under limited circumstances, the Adviser may not have access to all material information relevant to a Portfolio Fund Manager’s valuation analysis. For example, Portfolio Fund Managers generally are not obligated to update any valuations in connection with a transfer of interests on a secondary basis, and such valuations may not be indicative of current or ultimate realizable values. As a result, the valuation of Portfolio Funds in which the Fund invests may be based on imperfect information and is subject to inherent uncertainties. The Fund’s carrying value of a Primary Investment or Secondary Investment in a Portfolio Fund or
Co-Investment
therefore may not accurately reflect the amount the Fund could realize upon disposition of the asset and, in the case of a Secondary Investment, is not expected to reflect the Fund’s cost to purchase the asset if it is acquired at a discount to the net asset value reported by the Portfolio Fund or its Portfolio Fund Manager. There are no guarantees or assurances regarding the valuation methodology employed or the adequacy of systems utilized by any Fund Manager. Additionally, there is no assurance regarding the accuracy of valuations provided by the Portfolio Fund Managers, their compliance with internal policies or procedures for record-keeping and valuation, or the effectiveness of their policies, procedures, and systems. Consequently, it is possible that a Portfolio Fund Manager’s valuation of securities may not align with the ultimate realized amount upon the disposition of such securities. The information provided by a Portfolio Fund Manager may be subject to inaccuracy due to fraudulent activity, misvaluation, or inadvertent errors. It is important to note that the Fund may not identify these valuation errors for a significant period of time, if at all.
The Fund may have limited Secondary Investment opportunities.
The Fund may make Secondary Investments in Portfolio Funds by acquiring the interests in the Portfolio Funds from existing investors in such Portfolio Funds (and not from the issuers of such investments). In such instances, as the Fund will not be acquiring such interests directly from the Portfolio Fund, it is generally not expected that the Fund will have the opportunity to negotiate the terms of the interests being acquired, other than the purchase price, or other special rights or privileges. There can be no assurance as to the number of Secondary Investment opportunities that will be presented to the Fund.
In addition, valuation of Secondary Investments in Portfolio Funds may be difficult, as there generally will be no established market for such investments or for the privately-held portfolio companies in which such Portfolio Funds may own securities. Moreover, the purchase price of Secondary Investments in such Portfolio Funds generally will be subject to negotiation with the sellers of the interests and there is no assurance that the Fund will be able to purchase interests at attractive discounts to net asset value, or at all. The overall performance of the Fund will depend in large part on the acquisition price paid by the Fund for its Secondary Investments, the structure of such acquisitions and the overall success of the Portfolio Fund. The acquisition of Secondary Investments generally requires the consent of the Portfolio Fund Manager of such Secondary Investment, and there can be no assurance that the Fund will be able to obtain such consent. When the Fund acquires Secondary Investments, it is expected that the Fund will not have had the opportunity to negotiate the terms of the investment or other special rights or privileges, and the Fund may acquire an interest in a Secondary Investment that contains terms that are disadvantageous for legal, tax, regulatory, or other reasons.
There is significant competition for Secondary Investments. Many institutional investors, including fund-of-funds
entities, as well as existing investors of Portfolio Funds may seek to purchase Secondary Investments of the same Portfolio Fund which the Fund may also seek to purchase. In addition, some Portfolio Fund Managers have become more selective by adopting policies or practices that exclude certain types of investors, such as fund-of-funds.
These Portfolio Fund Managers also may be partial to Secondary Investments being purchased by existing investors of their Portfolio Funds. In addition, some secondary opportunities may be conducted pursuant to a specified methodology (such as a right of first refusal granted to existing investors or a so-called
“Dutch auction,” where the price of the investment is lowered until a bidder bids and that first bidder purchases the investment, thereby limiting a bidder’s ability to compete for price) which can restrict the availability of those opportunities for the Fund. No assurance can be given that the Fund will be able to identify Secondary Investments that satisfy the Fund’s investment objective or, if the Fund is successful in identifying such Secondary Investments, that the Fund will be permitted to invest, or invest in the amounts desired, in such Secondary Investments.
At times, the Fund may have the opportunity to acquire a portfolio of Portfolio Fund interests from a seller, on an “all or nothing” basis. In some such cases, certain of the Portfolio Fund interests may be less attractive than others, and certain of the Portfolio Fund Managers may be more familiar to the Adviser than others or may be more experienced or highly regarded than others. In such cases, it may not be possible for the Fund to carve out from such purchases those Secondary Investments which the Adviser considers (for commercial, tax legal or other reasons) less attractive.
In the cases where the Fund acquires an interest in a Portfolio Fund through a Secondary Investment, the Fund may acquire contingent liabilities of the seller of such interest. More specifically, where the seller has received distributions from the Portfolio Fund and, subsequently, that Portfolio Fund recalls one or more of these distributions, the Fund (as the purchaser of the interest to which such distributions are attributable and not the seller) may be obligated to return the monies equivalent to such distribution to the Portfolio Fund. While the Fund may, in turn, make a claim against the seller for any such monies so paid, there can be no assurance that the Fund would prevail on such claim.
Credit investments are subject to a variety of special risks.
Acquisition Transactions Risk.
Credit
investments made in connection with acquisition transactions are subject to a variety of special risks, including that the acquiring company has paid too much for the acquired investment or has overestimated the acquired company’s ability to meet its debt obligations due to, among other factors, overleveraging of the acquired company, an insufficient understanding of the acquired company’s business model or unforeseen interest rates fluctuations. Acquisition transactions are also subject to the risks associated with new or unproven management or new strategies. These risks may affect the acquired company’s ability to repay its debt through refinancing other means and could impair the value of any investment made or held by the Fund in connection with the acquisition transaction.
Senior Secured Loans.
When a Portfolio Fund makes a unitranche loan or standalone first or second lien loan to a portfolio company, the Portfolio Fund generally takes a security interest in the available assets of the portfolio company, including the equity interests of its subsidiaries, which the Portfolio Fund expects to help mitigate the risk that the Portfolio Fund will not be repaid. However, there is a risk that the collateral securing the Portfolio Fund’s loans may decrease in value over time, may be difficult to sell in a timely manner, may be difficult to appraise, and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the portfolio company to raise additional capital. In addition, deterioration in a portfolio company’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Consequently, the fact that a loan is secured does not guarantee that a Portfolio Fund will receive principal and interest payments according to the loan’s terms, or at all, or that the Portfolio Fund will be able to collect on the loan should it be forced to enforce its remedies.
In addition, senior secured credit facilities may be syndicated to a number of different financial market participants. The documentation governing the facilities typically requires either a majority consent or, in certain cases, unanimous approval for certain actions in respect of the facility, such as waivers, amendments, or the exercise of remedies. In addition, voting to accept or reject the terms of a restructuring of a facility pursuant to a court-ordered plan of reorganization in an insolvency proceeding may be done on a class basis. As a result of these voting regimes, the Portfolio Fund may not have the ability to control any decision in respect of any amendment, waiver, exercise of remedies, restructuring or reorganization of debts owed to the Portfolio Fund.
Subordinated Debt.
Portfolio Funds generally may make investment in subordinated debt which is subordinated to senior secured loans on a payment basis and typically is unsecured and ranks pari passu
with other unsecured creditors. As such, other creditors may rank senior to a Portfolio Fund in the event of an insolvency. This may result in an increased risk of default as well as recovery values being lower than other more senior sources of capital. In addition, many of the obligors are highly leveraged and many of the investments will be in securities which are unrated or rated below investment grade. Such investments are subject to additional risks, including an increased risk of default during periods of economic downturn, the possibility that the obligor may not be able to meet its debt payments and limited secondary market support, among other risks.
Bank Loans and Participations
. The Fund may invest a portion of its assets indirectly in bank loans and participations. These obligations are subject to unique risks, including, without limitation: (a) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws,
(b) so-called
lender liability claims by the issuer of the obligations, (c) environmental liabilities that may arise with respect to collateral securing the obligations, (d) adverse consequences resulting from participating in such instruments with other institutions with lower credit quality and (e) limitations on the ability of the Fund to directly enforce its rights with respect to participations. The loans indirectly invested in by the Fund may include term loans and revolving loans, may pay interest at a fixed or floating rate, and may be senior or subordinated.
Successful claims by third parties arising from these and other risks, absent bad faith, may be borne by the Fund. Bank loans are frequently traded on the basis of standardized documentation which is used in order to facilitate trading and market liquidity. There can be no assurance, however, that future levels of supply and demand in bank loan trading will provide an adequate degree of liquidity, that the current level of liquidity will continue, or that the same documentation will be used in the future. The settlement of trading in bank loans often requires the involvement of third parties, such as administrative or syndication agents, and there presently is no central clearinghouse or authority which monitors or facilitates the trading or settlement of all bank loan trades. Often, settlement may be delayed based on the actions of any third party or counterparty, and adverse price movements may occur in the time between trade and settlement, which could result in adverse consequences for the Fund.
Portfolio Funds may invest in bank loans either directly (by way of sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a contracting party under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. In addition, if the Fund invests in loans pursuant to an assignment, it is possible that the Fund’s claims may be subject to attack (
i.e
., equitable subordination or disallowance) on account of the conduct of the transferee. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest and not with the borrower. In purchasing participations, the Fund may have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off
against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund may assume the credit risk of both the borrower and the institution selling the participation to the Fund. In certain circumstances, investing in the form of a participation may be the most advantageous or only route for the Fund to make or hold any such Investment, including in light of limitations relating to local laws or the willingness of administrative agents or borrowers to allow the Fund to become a direct lender. Some of the bank loans acquired by the Fund may be below investment grade. In terms of liquidity with respect to such Investments, there can be no assurance that levels of supply and demand in bank loan trading will provide an adequate degree of liquidity for the Fund’s Investments therein. In addition, the Fund may make investments in stressed or distressed bank loans which are often less liquid than performing bank loans.
High-Yield Debt
. The Fund may invest directly or indirectly in debt securities that may be classified as “higher-yielding” (and, therefore, higher-risk) debt securities. In most cases, such debt will be rated below “investment grade” or will be unrated and face ongoing uncertainties and exposure to adverse business, financial or economic conditions and the issuer’s failure to make timely interest and principal payments. The market for high-yield securities has experienced periods of volatility and reduced liquidity. High-yield securities may or may not be subordinated to certain other outstanding securities and obligations of the issuer, which may be secured by substantially all of the issuer’s assets. High-yield securities may also not be protected by financial covenants or limitations on additional indebtedness. The market values of certain of these debt securities may reflect individual corporate developments. General economic recession or a major decline in the demand for products and services in the industry in which the borrower operates would likely have a materially adverse impact on the value of such securities or could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default of such securities. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the value and liquidity of these high-yield debt securities.
Bonds and Other Fixed Income Securities
. Portfolio Funds may invest in bonds and other fixed income securities, both U.S. and
non-U.S.,
and may take short positions in these securities. Portfolio Funds will invest in these securities when they offer opportunities for capital appreciation (or capital depreciation in the case of short positions) and may also invest in these securities for temporary defensive purposes and to maintain liquidity. Fixed income securities include, among other securities: bonds, notes and debentures issued by U.S. and
non-U.S.
corporations; U.S. Government securities or debt securities issued or guaranteed by a
non-U.S.
government; municipal securities; and mortgage-backed and asset-backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (
i.e.
, credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (
i.e.
, market risk).
Asset-Backed Securities.
 The Fund may invest directly or indirectly in asset-backed securities and other securitizations (including in “equity” or residual tranches), which are generally limited recourse obligations of a special purpose vehicle issuer of such instruments (“Securitization Vehicles”) payable solely from the underlying assets (“Securitization Assets”) of the issuer or proceeds thereof. Consequently, holders of equity or other securities issued by Securitization Vehicles must rely solely on distributions on the Securitization Assets or proceeds thereof for payment in respect thereof. The Securitization Assets may include, without limitation, broadly-syndicated leveraged loans, middle-market bank loans, collateralized debt obligation debt tranches, trust preferred securities, insurance surplus notes, asset-backed securities, consumer loans, other receivables, mortgages, REITs, high yield bonds, mezzanine debt, second-lien leverage loans, credit default swaps and emerging market debt and corporate bonds, which are subject to liquidity, market value, credit, interest rate, reinvestment and certain other risks.
The investment characteristics of asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal can generally be prepaid at any time because the underlying loans or other assets generally can be prepaid at any time.
The collateral supporting asset-backed securities is generally of shorter maturity than certain other types of loans and is less likely to experience substantial prepayments. Asset-backed securities are often backed by pools of any variety of assets, including, for example, leases, mobile home loans and aircraft leases, which represent the obligations of a number of different parties and use credit enhancement techniques such as letters of credit, guarantees or preference rights. The market value of an asset-backed security is affected by changes in the market’s perception of the asset backing the asset-backed securities and the creditworthiness of the servicer for the loan pool, the originator of the loans or the financial institution providing any credit enhancement, as well as by the expiration or removal of any credit enhancement.
The value of asset-backed securities, like that of traditional fixed income securities, typically increases when interest rates fall and decreases when interest rates rise. The price paid by the Fund for such securities, the yield the Fund expects to receive from such securities and the average life of such securities are based on a number of unpredictable factors, including the anticipated rate of prepayment of the underlying assets, and are therefore subject to the risk that the asset-backed security will lose value. Asset-backed securities are also subject to the general risks associated with investing in physical assets such as real estate; that is, they could lose value if the value of the underlying asset declines.
Holders of asset-backed securities bear various other risks, including credit risks, liquidity risks, interest rate risks, market risks, operations risks, structural risks and legal risks.
Credit risk arises from (i) losses due to defaults by obligors under the underlying collateral and (ii) the issuing vehicle’s or servicer’s failure to perform their respective obligations under the transaction documents governing the asset-backed security. These two risks can be related, as, for example, in the case of a servicer that does not provide adequate credit-review scrutiny to the underlying collateral, leading to a higher incidence of defaults.
Market risk arises from the cash flow characteristics of the asset-backed securities, which for most asset-backed securities tend to be predictable. The greatest variability in cash flows comes from credit performance, including the presence of wind-down or acceleration features designed to protect the investor in the event that credit losses in the portfolio rise well above expected levels.
Interest rate risk arises for the issuer from (x) the pricing terms on the underlying collateral, (y) the terms of the interest rate paid to holders of the asset-backed securities and (z) the need to mark to market the excess servicing or spread account proceeds carried on the issuing vehicle’s balance sheet. For the holder of the security, interest rate risk depends on the expected life of the asset-backed security, which can depend on prepayments on the underlying assets or the occurrence of wind-down or termination events. If the servicer becomes subject to financial difficulty or otherwise ceases to be able to carry out its functions, it could be difficult to find other acceptable substitute servicers and cash flow disruptions or losses can occur, particularly with underlying collateral comprised of non-standard receivables
or receivables originated by private retailers who collect many of the payments at their stores.
Structural and legal risks include the possibility that, in a bankruptcy or similar proceeding involving the originator or the servicer (often the same entity or affiliates), a court having jurisdiction over the proceeding could determine that, because of the degree to which cash flows on the assets of the issuing vehicle potentially have been commingled with cash flows on the originator’s other assets (or similar reasons), (a) the assets of the issuing vehicle could be treated as never having been truly sold by the originator to the issuing vehicle and could be substantively consolidated with those of the originator, or (b) the transfer of such assets to the issuer could be voided as a fraudulent transfer. The time and expense related to a challenge of such a determination also could result in losses and/or delayed cash flows.
In addition, investments in subordinated asset-backed securities involve greater credit risk of default than the senior classes of the issue or series. Default risks can be further pronounced in the case of asset-backed securities secured by, or evidencing an interest in, a relatively small or less diverse pool of underlying loans. Certain subordinated securities in an asset-backed securities issue generally absorb all losses from default before any other class of securities in such issue is at risk, particularly if such securities have been issued with little or no credit enhancement equity. Such securities, therefore, possess some of the attributes typically associated with equity investments.
Another risk associated with asset-backed securities is that the collateral that secures an asset-backed security, such as credit card receivables, could be unsecured. In the case of credit card receivables, debtors are additionally entitled to the protection of a number of state and federal consumer loan laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. For asset-backed securities that are backed by automobile receivables, such asset-backed securities pose a risk because most issuers of such asset-backed securities permit the servicers to retain possession of the underlying obligations. Because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the asset-backed securities potentially will not have a proper security interest in all of the obligations backing such asset-backed securities. Therefore, there is a possibility that recoveries on repossessed collateral will not, in some cases, be available to support payments on these securities. As the foregoing shows, an underlying risk of investing in asset-backed securities is the dependence on debtors to timely pay their consumer loans.
In the case of asset-backed securities structured using Securitization Vehicles, Securitization Assets are typically actively managed by an investment manager, which may be the Adviser or its affiliates, and as a result, the Securitization Assets will be traded, subject to rating agency and other constraints, by such investment manager. The aggregate return on these equity securities will depend in part upon the ability of each such investment manager to actively manage the related portfolio of Securitization Assets.
Collateralized Loan Obligations (“CLOs”) and Collateralized Debt Obligations (“CDOs”)
. The Fund may invest in CLOs and CDOs. CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a SPV to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.
Investors in CLOs and CDOs bear the credit risk of the assets/collateral. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of credit risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving S&P Global Ratings (“S&P”) ratings of A to AAA and the latter receiving ratings of B to BBB. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.
Because the loans held in the pool often may be prepaid without penalty or premium, CLOs and CDOs can be subject to higher prepayment risks than most other types of debt instruments. The credit characteristics of CLOs and CDOs also differ in a number of respects from those of traditional debt securities. The credit quality of most CLOs and CDOs depends primarily upon the credit quality of the assets/collateral underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.
CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.
In addition to the typical risks associated with fixed-income securities and asset-backed securities, CLOs and CDOs carry other risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value or quality, or be downgraded by a rating agency; (iii) the Fund may invest in tranches of CLOs and CDOs that are subordinate to other tranches, diminishing the likelihood of payment; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes with the issuer or unexpected investment results; (v) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (vi) the manager of the CLO or CDO may perform poorly.
Structured Finance Securities
. The CLOs and other CDOs in which the Fund may invest are structured finance securities. Holders of structured finance securities bear risks of the underlying assets and are subject to counterparty risk.
The Fund may have the right to receive payments only from the structured finance security and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured finance securities enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured finance securities generally pay their share of the structured finance security’s administrative and other expenses. Although it is difficult to predict whether the prices of assets underlying structured finance securities will rise or fall, these prices (and, therefore, the prices of structured finance securities) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured finance security uses shorter-term financing to purchase longer-term securities, the issuer may be forced to sell its securities at below-market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured finance securities owned by the Fund.
Certain structured finance securities may be thinly traded or have a limited trading market. CLOs, CDOs and credit-linked notes are typically privately offered and sold. As a result, investments in structured finance securities may be characterized by the Fund as illiquid securities. In addition to the general risks associated with fixed-income securities, structured finance securities carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the investments in structured finance securities are subordinate to other classes or tranches thereof; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Equity Investments.
When the Fund, through a Portfolio Fund, invests in unitranche loans, standalone first and second lien loans or subordinated debt, such Portfolio Fund may acquire equity securities in a portfolio company. In addition, Portfolio Funds may invest directly in the equity securities of portfolio companies. The Portfolio Fund’s goal is ultimately to dispose of such equity interests and realize gains upon the Portfolio Fund’s disposition of such interests. However, the equity interests a Portfolio Fund receives may not appreciate in value and, in fact, may decline in value. Accordingly, a Portfolio Fund may not be able to realize gains from its equity interests, and any gains that the Portfolio Fund does realize on the disposition of any equity interests may not be sufficient to offset any other losses the Portfolio Fund experiences. The timing of ultimate realization is highly uncertain and these securities will have no readily available market for liquidity. As a result, the holding period for these securities may be lengthy.
In addition, underlying investments are likely to be in lower-grade obligations. The lower-grade underlying investments may be rated below investment grade by one or more nationally recognized statistical rating agencies at the time of investment, or may be unrated but determined by the Portfolio Funds to be of comparable quality. Loans or debt securities rated below investment grade are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. Further, in the event of a bankruptcy, liquidation or reorganization or similar proceeding relating to a Portfolio Fund, the Fund or the Portfolio Fund (as applicable)
will participate with all other equity holders of such Portfolio Fund in the assets remaining after the Portfolio Fund has paid all of its indebtedness, including subordinated indebtedness.
Risks Relating to Significant Secondaries Acquisition Transactions
Failure to Consummate Significant Secondaries Acquisition Transactions
. The Fund may enter into Acquisition Transactions to acquire significant amounts of Secondary Investments. The consummation of Acquisition Transactions is subject to certain conditions, including, among others, consent of the general partners and limited partners of the sellers. The conditions required to consummate the transactions may not be satisfied or waived on schedule, or at all. If such transactions are not consummated, the Fund will have incurred substantial expenses, including out-of-pocket
legal and accounting expenses and other related charges, for which no ultimate benefit will have been received. There can be no assurances as to the exact timing, or that an Acquisition Transaction will be completed at all.
Inability to Obtain Approvals
. The inability to obtain certain approvals and consents could delay or prevent the completion of Acquisition Transactions. For instance, the obligation to complete an Acquisition Transaction may be subject to the receipt of consents required to be obtained from certain parties, including the general and limited partners of the seller. The Fund expects that similar consents would be required in connection with similar transactions to acquire portfolios of Secondary Investments. If all approvals and consents, and conditions to such approvals and consents, are not satisfied, the closing of Acquisition Transactions could be significantly delayed, or the transaction may not occur at all.
Regulatory changes may adversely affect credit funds.
Legal, tax and regulatory changes could occur that may adversely affect or impact the Fund at any time. The legal, tax and regulatory environment for credit funds is evolving, and changes in the regulation and market perception of such funds, including changes to existing laws and regulations and increased criticism of the credit and alternative asset industry by regulators and politicians and market commentators, may materially adversely affect the ability of Portfolio Funds to pursue their investment strategies. In recent years, market disruptions and the dramatic increase in capital allocated to alternative investment strategies have led to increased governmental, regulatory and self-regulatory scrutiny of the credit and alternative investment fund industry in general, and certain legislation proposing greater regulation of the credit and alternative investment fund management industry periodically is being and may in the future be considered or acted upon by governmental or self-regulatory bodies of both U.S. and in
non-U.S.
jurisdictions. It is impossible to predict what, if any, changes might be made in the future to the regulations affecting: credit funds generally; the Portfolio Funds; the Portfolio Fund Managers; the markets in which they operate and invest; and/or the counterparties with which they do business. It is also impossible to predict what the effect of any such legislative or regulatory changes might be. Any regulatory changes that adversely affect a Portfolio Fund’s ability to implement its investment strategies could have a material adverse impact on the Portfolio Fund’s performance, and thus on the Fund’s performance.
In-kind
distributions from Portfolio Funds or
Co-Investments
may be held for an indefinite period.
The Fund may receive
in-kind
distributions of securities from Portfolio Funds or
Co-Investments.
There can be no assurance that securities distributed in kind by Portfolio Funds or
Co-Investments
to the Fund will be readily marketable or saleable. The Fund may be required to, or the Adviser, in its sole investment discretion, may determine to, hold such securities for an indefinite period. Timing of sales is subject to position size considerations, market liquidity, and other factors considered in the sole investment discretion of the Adviser. The Fund may incur additional expense in connection with any disposition of such securities.
There are additional risks associated with
Co-Investments.
There can be no assurance that the Fund will be given
Co-Investment
opportunities, or that any specific
Co-Investment
offered to the Fund would be appropriate or attractive to the Fund in the Adviser’s judgment.
Many entities compete with the Fund in pursuing
Co-Investments.
Some competitors may have a lower cost of funds and access to funding sources that are not available to the Fund. In addition, some competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of, or different structures for, private investments than the Fund. Furthermore, many competitors are not subject to the regulatory restrictions that the 1940 Act imposes on the Fund. As a result of this competition and regulatory restrictions, the Fund may not be able to pursue attractive
Co-Investment
opportunities from time to time. The market for
Co-Investment
opportunities is competitive and may be limited, and the
Co-Investment
opportunities to which the Fund wishes to allocate assets may not be available at any given time.
In addition, the Fund’s ability to dispose of
Co-Investments
may be more limited than the Fund’s ability to dispose of Secondary Investments or Primary Investments, both by the fact that the securities are expected to be unregistered and illiquid and by contractual restrictions that may limit, preclude or require certain approvals for the Fund to sell such investment.
Co-Investments
may be heavily negotiated and, therefore, the Fund may incur additional legal and transaction costs in connection therewith.
The Fund may be subject to risks related to its
Co-Investments
alongside other parties.
Co-Investing
alongside one or more other parties in an investment (i.e., as a co-investor)
involves risks that may not be present in investments made by lead or sponsoring private credit investors. As a co-investor,
the Fund may have interests or objectives that are inconsistent with those of the lead private credit investors that generally have a greater degree of control over such investments.
In addition, in order to take advantage of
Co-Investment
opportunities as a
co-investor,
the Fund generally will be required to hold a
non-controlling
interest, for example, by becoming a limited partner in a partnership that is controlled by the general partner or manager of the private credit fund offering the
Co-Investment,
on a
co-investor
basis, to the Fund. In this event, the Fund would have less control over the investment and may be adversely affected by actions taken by such general partner or manager with respect to the portfolio company and the Fund’s investment in it. The Fund may not have the opportunity to participate in structuring investments or to determine the terms under which such investments will be made.
The Fund’s credit investments may be subject to risks associated with a lead investor.
The Fund’s ability to realize a profit on such credit investments will be particularly reliant on the expertise of the lead investor in the transaction. While due diligence will be conducted on private investment opportunities, where the Fund invests alongside an unaffiliated lead investor, the Adviser may be more reliant on the lead investor’s diligence. In addition, the Adviser may have little to no opportunity to negotiate the terms of such private investments. The Fund generally will rely on the lead investor or sponsor offering such private investment opportunity to perform certain due diligence on the relevant investment and to negotiate certain terms of the investment.
Fixed-income securities in which the Fund may invest are generally subject to the following risks:
Interest Rate Risk
. The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Adviser. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.
The Fund may invest in variable and floating rate debt instruments, which generally are less sensitive to interest rate changes than longer duration fixed rate instruments, but may decline in value in response to rising interest rates if, for example, the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general. Conversely, variable and floating rate instruments generally will not increase in value if interest rates decline. To the extent the Fund holds variable or floating rate instruments, a decrease in market interest rates will adversely affect the income received from such securities, which may adversely affect the net asset value of the Fund’s Shares.
Issuer and Spread Risk
. The value of fixed-income securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage, reduced demand for the issuer’s goods and services, historical and prospective earnings of the issuer and the value of the assets of the issuer. In addition, wider credit spreads and decreasing market values typically represent a deterioration of a debt security’s credit soundness and a perceived greater likelihood of risk or default by the issuer.
Credit Risk
. Credit risk is the risk that one or more fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the security experiences a decline in its financial status. Credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer deteriorates. To the extent the Fund invests in below investment grade securities, it will be exposed to a greater amount of credit risk than a fund that only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.
Prepayment or “Call” Risk
. During periods of declining interest rates, borrowers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and distributions to shareholders. This is known as prepayment or “call” risk. Below investment grade securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (i.e., “call protection”). For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be increased.
Reinvestment Risk
. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Duration and Maturity Risk
. The Fund has no set policy regarding the duration or maturity of the fixed-income securities it may hold. In general, the longer the duration of any fixed-income securities in the Fund’s portfolio, the more exposure the Fund will have to the interest rate risks described above. The Adviser may seek to adjust the portfolio’s duration or maturity based on its assessment of current and projected market conditions and any other factors that the Adviser deems relevant. There can be no assurance that the Adviser’s assessment of current and projected market conditions will be correct or that any strategy to adjust the portfolio’s duration or maturity will be successful at any given time.

General Risks of Investing in the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Risks of Investing in the Fund
The Fund and the Portfolio Funds are subject to general investment risks.
There is no assurance that the investments held by the Fund will be profitable, that there will be proceeds from such investments available for distribution to Shareholders, or that the Fund will achieve its investment objective. An investment in the Fund is speculative and involves a high degree of risk. Fund performance may be volatile and a Shareholder could incur a total or substantial loss of its investment. There can be no assurance that projected or targeted returns for the Fund will be achieved.
The Fund and the Portfolio Funds are subject to risks associated with market and economic downturns and movements.
Investments made by the Fund may be materially affected by market, economic and political conditions in the United States and in the
non-U.S.
jurisdictions in which its investments operate, including factors affecting interest rates, the availability of credit, currency exchange rates and trade barriers. These factors are outside the control of the Adviser and could adversely affect the liquidity and value of the Fund’s investments and reduce the ability of the Fund to make new investments.
The Fund and the Portfolio Funds are subject to risks associated with financial market developments.
Volatile conditions in the capital markets may cause limitations on the ability of companies in which the Portfolio Funds will invest to obtain capital, or subject such companies to higher costs of capital for financing. This lack of available credit could impede the ability of such companies to complete investments and higher costs of capital could reduce the returns of the Fund or Portfolio Funds.
Changes in interest rates may adversely affect the investments held by the Fund. Changes in the general level of interest rates can affect the value of the Fund’s investments. Interest rates are highly sensitive to many factors, including governmental, monetary and tax policies, domestic and international economic and political considerations, fiscal deficits, trade surpluses or deficits, regulatory requirements and other factors beyond the control of the Fund and the companies in which the Portfolio Funds invest. Although it is expected that the Fund’s borrowings, if any, will be short-term in nature, the companies in which the Portfolio Funds invest may finance a significant portion of their activities with both fixed and floating rate debt. By financing the acquisition and development of an investment with floating rate debt, such companies and Portfolio Funds, and indirectly the Fund, will bear the risk that in the event of rising interest rates and a lack of concomitant growth in income, or any increase in underwriting standards that might limit the availability of credit, it could become difficult for such companies and Portfolio Funds to obtain refinancing. Any rise in interest rates may also significantly increase the interest expense of the companies in which the Fund and Portfolio Funds invest, causing losses and/or the inability to service debt levels. If a company in which a Portfolio Funds invests cannot generate adequate cash flow to meet debt obligations, the Fund may suffer a partial or total loss of capital invested in the Portfolio Funds. Given current market conditions following a historically low interest rate environment, risks associated with rising interest rates are heightened.
In addition, there is potential for new governmental initiatives, including regulations regarding lending and funding practices, liquidity standards and hedging transactions. Moreover, bank regulatory agencies are expected to be very aggressive in responding to concerns and trends identified in examinations and/or in the marketplace generally, including the expected issuance of formal enforcement orders. Negative developments in the financial industry and the impact of new legislation in response to those developments could restrict the Fund’s business operations and adversely impact the Fund’s results of operations and financial condition.
Furthermore, the current U.S. political environment is volatile and has increased uncertainty regarding future political, legislative, regulatory or administrative changes that may impact the Adviser, the Fund or its investors or the Fund’s investments. Any such changes could impact the laws and regulations applicable to the Adviser, the Fund or the Fund’s investments. Significant uncertainty remains in the market regarding the consequences of the current U.S. political environment, and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict. Uncertainty regarding the consequences of the current U.S. political environment may have an adverse effect or may cause volatility in the U.S. or global economies and currency and financial markets in the short or long term, as well as the values of the Fund’s investments and the Fund’s ability to execute its investment strategy or the financial prospects of its investments. While certain of such changes could beneficially impact the Fund or certain investments, other changes could adversely impact the Adviser, the Fund or its investors or the Fund’s investments.
The Fund is subject to conflicts of interest.
An investment in the Fund is subject to a number of actual or potential conflicts of interest. For example, the Adviser and/or its affiliates provide a variety of different services to the Fund, for which the Fund compensates them. As a result, the Adviser and/or its affiliates have an incentive to enter into arrangements with the Fund, and face conflicts of interest when balancing that incentive against the best interests of the Fund. The Adviser and/or its affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the Adviser on behalf of the Fund. In addition, affiliates of the Adviser provide a broad range of services and products to their clients and are major participants in the global currency, equity, commodity, fixed-income and other markets. In certain circumstances, by providing services and products to their clients, these affiliates’ activities will disadvantage or restrict the Fund and/or benefit these affiliates and may result in the Fund forgoing certain investments that it would otherwise make. Furthermore, from time to time, the investment activities of the Fund will be restricted because of regulatory requirements applicable to the Adviser (or its affiliates) or its internal policies designed to comply with, limit the applicability of, or that otherwise relate to such requirements. There may be periods when the Adviser could preclude the Fund from purchasing particular securities or financial instruments (or limit the amount the Fund may invest), even if such securities or financial instruments would otherwise meet the Fund’s objectives. For example, the Fund’s ability to participate in credit investments may be limited or precluded due to internal restrictions in place at the Adviser designed to avoid affiliation under the 1940 Act between the Fund and/or the Adviser and its affiliates and an issuer. These same restrictions may not apply to other accounts or pooled investment vehicles managed by the Adviser that are not subject to the 1940 Act. An inability to receive the desired allocation to potential investments may affect the Fund’s ability to achieve the desired investment returns. The Adviser may also acquire material non-public
information which would negatively affect the Adviser’s ability to transact in securities for the Fund. See “Potential Conflicts of Interest” below.
The Board may change the Fund’s investment objective and certain strategies without Shareholder approval.
The Board has the authority to modify or waive certain of the Fund’s operating policies and strategies without prior notice and without Shareholder approval (except as required by the 1940 Act or other applicable laws). The Fund cannot predict the effects that any changes to its current operating policies and strategies would have on the Fund’s business, operating results and value of its Shares. Nevertheless, the effects may adversely affect the Fund’s business and impact its ability to make distributions.
The Fund is actively managed and subject to management risk.
The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s ability to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s allocation of its assets and in selecting the best mix of investments. There is a risk that the Adviser’s evaluation and assumptions regarding asset classes or investments may be incorrect in view of actual market conditions. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund may be subject to a relatively high level of management risk because the Fund invests in credit investments, which are highly specialized instruments that require investment techniques and risk analyses different from those associated with investing in public equities and bonds. The Fund’s allocation of its investments across Portfolio Funds,
Co-Investments
and other portfolio investments representing various strategies, geographic regions, asset classes and sectors may vary significantly over time based on the Adviser’s analysis and judgment. As a result, the particular risks most relevant to an investment in the Fund, as well as the overall risk profile of the Fund’s portfolio, may vary over time. It is possible that the Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions.
The Fund’s performance depends on the Adviser and key personnel.
The Fund does not and will not have any internal management capacity or employees and depends on the experience, diligence, skill and network of business contacts of the investment professionals of the Adviser and the investment team currently employ, or may subsequently retain, to identify, evaluate, negotiate, structure, close, monitor and manage the Fund’s investments. The Adviser will evaluate, negotiate, structure, close and monitor the Fund’s investments in accordance with the terms of the Investment Advisory and Management Agreement. The Fund’s future success will depend to a significant extent on the continued service and coordination of the Adviser’s senior investment professionals. The departure of any of the Adviser’s key personnel, including the portfolio managers, or of a significant number of the investment professionals of the Adviser or of the investment team, could have a material adverse effect on the Fund’s business, financial condition or results of operations. Under the terms of the Investment Advisory and Management Agreement, the Adviser may also enter into one or more sub-advisory
agreements with other investment advisers pursuant to which the Adviser may obtain sub-advisory
services from such other investment advisers to assist the Adviser in fulfilling its responsibilities. The Fund can offer no assurance that the investment professionals, resources, relationships and expertise of JPMorgan Chase & Co. (“JPMorgan Chase”) will be available for every transaction. In addition, the Fund cannot assure Shareholders that the Adviser will remain the Fund’s investment adviser. The Fund may not be able to find a suitable replacement within that time, resulting in a disruption in its operations that could adversely affect its financial condition, business and results of operations. This could have a material adverse effect on the Fund’s financial conditions, results of operations and cash flow.
The Fund’s strategy may involve investments in “undervalued” assets.
The Fund’s investment strategy may be based, in part, upon the premise that certain potential investments may be available for purchase by the Fund at “undervalued” prices. However, purchasing interests at what may appear to be “undervalued” or “discounted” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund, and such investments may be subject to further reductions in value. No assurance can be given that investments can be acquired at favorable prices or that the market for such interests will continue to improve.
The Adviser’s due diligence process may entail evaluation of important and complex issues and may require outside consultants.
The Adviser’s due diligence process may not reveal all facts that may be relevant in connection with an investment made by the Fund. In some cases, only limited information is available about a Portfolio Fund or
Co-Investment
opportunity in which the Adviser is considering an investment. There can be no assurance that the due diligence investigations undertaken by the Adviser will reveal or highlight all relevant facts (including fraud) that may be necessary or helpful in evaluating a particular investment opportunity, or that the Adviser’s due diligence will result in an investment being successful. In the event of fraud by any Portfolio Fund or
Co-Investment
vehicle or any of its general partners, managers or affiliates, the Fund may suffer a partial or total loss of capital invested in that investment. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments. An additional concern is the possibility of material misrepresentation or omission on the part of the investment or the seller. Such inaccuracy or incompleteness may adversely affect the value of that investment. The Fund will rely upon the accuracy and completeness of representations made by Portfolio Funds or
Co-Investment
vehicles and/or their current or former owners in the
due diligence process to the extent the Fund deems reasonable when it makes its investments, but cannot guarantee such accuracy or completeness.
Investments in the Fund will be primarily Illiquid.
The Fund is designed primarily for long-term investors. An investment in the Fund, unlike an investment in a traditional listed closed-end
fund, should be considered illiquid. The Shares are appropriate only for investors who are comfortable with investment in less liquid or illiquid portfolio investments within an illiquid fund. An investment in the Shares is not suitable for investors who need access to the money they invest. Unlike open-end
funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares will not be redeemable at a Shareholder’s option. Unlike stocks of listed closed-end
funds, the Shares are not listed, and are not expected to be listed, for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. The Fund’s credit investments will be illiquid and typically cannot be transferred or redeemed for a substantial period of time. The Shares are designed for long-term investors, and the Fund should not be treated as a trading vehicle.
The Fund has no operating history.
The Fund is a recently organized,
non-diversified,
closed-end
management investment company with no operating history. While members of the investment team who will be active in managing the Fund’s investments have substantial experience in credit investments, the Fund was recently formed, does not yet have any operating history and has not made any investments.
Repurchase Offers Risk.
The Fund is an “interval fund” and, in order to provide liquidity to shareholders, the Fund, subject to applicable law, will conduct quarterly repurchase offers of the Fund’s outstanding Shares at NAV, with the size of the repurchase offer subject to approval of the Board. In all cases, such repurchase offers will be for at least 5% and not more than 25% of its outstanding Shares at NAV, pursuant to Rule
23c-3
under the 1940 Act. The Fund currently expects to conduct quarterly repurchase offers for 5% of its outstanding Shares under ordinary circumstances. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and repurchases may be funded from available cash, borrowings, subscription proceeds or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in increased portfolio turnover and untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other cash equivalents held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments, including liquid investments. If, as expected, the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income. If a repurchase offer is oversubscribed, the Fund may, but is not required to, determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline.
In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if Shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer.
Shareholders will be
subject to the risk of NAV fluctuations during that period. In accordance with applicable law, there is no repurchase offer queue, meaning that Shares that are not repurchased when a repurchase offer is oversubscribed have no priority in the next repurchase offer. Some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, as well as during any delay between the Repurchase Request Deadline and the Repurchase Pricing Date (to the extent there is a delay). The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. A Shareholder may be subject to market, foreign currency and other risks, and the NAV of Shares tendered in a repurchase offer may decline (and continue to decline) at any time, including between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders.
Seed Investor Risk
.
The Adviser and/or its affiliates may make payments, and/or offer fee adjustments for other services provided by the Adviser, to one or more investors that contribute seed capital to the Fund. Such payments and fee adjustments may continue for a specified period of time and/or until a specified dollar amount is reached. Any such payments will be made from the assets of the Adviser and/or its affiliates (and not the Fund), and any such fee adjustments will be made to services by the Adviser that are unrelated to the Fund (and not to any Fund fees or expenses). Seed investors may contribute all or a majority of the assets in the Fund and may hold a significant portion of the Fund ’s outstanding Shares for some period of time. There is a risk that such seed investors may request the repurchase of all or part of their Shares, particularly after payments from the Adviser and/or its affiliates have ceased. As with repurchase requests by other large Shareholders, such repurchase requests could have a significant negative impact on the Fund including by reducing the Fund ’s liquidity, causing the Fund to realize gains that will be distributed and taxable to remaining Shareholders and increasing the Fund ’s transaction costs. A large repurchase request may also use up capacity under the caps of our quarterly share repurchase offers and may result in repurchase requests being fulfilled on pro rata basis.
The Fund will have access to confidential information.
The Fund will likely have access to or acquire confidential information relating to its investments. The Fund will likely limit the information reported to its investors with respect to such investments.
Shares are not freely transferable.
Transfers of Shares may be made only by operation of law pursuant to the death, divorce, insolvency, bankruptcy, or adjudicated incompetence of the Shareholder or with the prior written consent of the Board, which may be withheld in the Board’s sole discretion. Notice to the Fund of any proposed transfer must include evidence satisfactory to the Board that the proposed transferee, at the time of transfer, meets any requirements imposed by the Fund with respect to investor eligibility and suitability.
The Fund is classified as
non-diversified
for purposes of the 1940 Act.
The Fund is classified as a
“non-diversified”
investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified
fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund. However, the Fund will be subject to the diversification requirements applicable to RICs under Subchapter M of the Code.
The Fund’s investments may be difficult to value.
The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value.
The legal, regulatory, disclosure, accounting, auditing and reporting standards in certain of the countries in which the Fund’s portfolio investments may be made may be less stringent and may not provide the same degree of protection or information to investors as would generally apply in the United States. The accounting, auditing and financial reporting standards and practices applicable to foreign companies may be less rigorous, and there may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with international accounting standards. Consequently, the net asset value of the Fund published from time to time may not accurately reflect a realistic value for any or all of the investments.
A substantial portion of the Fund’s assets are expected to consist of Portfolio Funds and
Co-Investments
for which there are no readily available market quotations. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. Such securities are valued by the Adviser, as valuation designee pursuant to Rule
2a-5
under the 1940 Act, at fair value based on input from the sponsor or general partner of such investment as determined pursuant to policies and procedures approved by the Board. In determining fair value, the Adviser is required to consider all appropriate factors relevant to value and all indicators of value available to the Fund. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that the Fund might reasonably expect to receive for the security upon its current sale. The most relevant information may often be provided by the issuer of the securities. Given the nature, timeliness, amount and reliability of information provided by the issuer, fair valuations may become more difficult and uncertain as such information is unavailable or becomes outdated. In some instances, returns on Secondary Investments will be higher than returns on Primary Investments as a result of such Secondary Investments being purchased at a discount, and then revalued based on the practical expedient next reported for such Secondary Investment.
Shareholders should recognize that valuations of illiquid assets involve various judgments and consideration of factors that may be subjective. The value at which the Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. The Fund will invest a significant amount of its assets in credit investments for which no public market exists. There can be no guarantee that the Fund’s investments could ultimately be realized at the Fund’s valuation of such investments. In addition, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof. These factors could adversely affect Shareholders whose Shares are repurchased as well as new Shareholders and remaining Shareholders.
The valuations reported by the Portfolio Fund Managers, based upon which the Fund determines its net asset value and the net asset value per Share, may be subject to later adjustment or revision. For example, fiscal year-end
net asset value calculations of the Portfolio Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Portfolio Fund Managers or revisions to the net asset value of a Portfolio Fund adversely affect the Fund’s net asset value, the outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares.
The valuations of Shares may be significantly affected by numerous factors, some of which are beyond the Fund’s control and may not be directly related to the Fund’s operating performance. These factors include: changes in regulatory policies or tax guidelines; changes in earnings or variations in operating results; changes in the value of the Fund’s investments; changes in accounting guidelines governing valuation of the Fund’s investments; any shortfall in revenue or net income or any increase in losses from levels expected by investors; departure of the Adviser or certain of its respective key personnel; and general economic trends and other external factors.
In addition, the overall performance of the Fund may also be affected by situations where, in order to make investments considered desirable, the Fund is required to make other investments considered less desirable or for which the Adviser is less comfortable with the estimated valuations.
The Fund’s net asset value is a critical component in several operational matters including computation of the Advisory Fee, the Distribution Fee and the Servicing Fee, and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses Shareholders will pay, the price a Shareholder will receive in connection with a repurchase offer and the number of Shares an investor will receive upon investing in the Fund. It is expected that the Fund will accept purchases of Shares on any day the NYSE is open for business. The number of Shares a Shareholder will receive will be based on the NAV per share next determined following receipt of a purchase order in good order by the Fund, see “Purchasing Shares.”
The Adviser generally expects to receive information for the Fund’s credit investments, including Portfolio Funds and
Co-Investments,
on which it will base the Fund’s net asset value only as of each calendar quarter end and on a significant delay. The Adviser generally does not expect to receive updated information intra quarter for such investments. As a result, the Fund’s net asset value for periods other than calendar quarter end will likely be based on information from the prior quarter and market inputs that are observable to the Adviser, but may not reflect all adjustments that a Portfolio Fund Manager would make based on information that has not been shared with the Adviser. As a result, in certain situations, the Adviser may not reflect adjustments to the value of the Fund’s investments due to impairments or other market factors than the Adviser would make if it had access to such information, resulting in such investments potentially being overvalued in hindsight.
The Fund may need to liquidate certain investments, including its credit investments, in order to repurchase Shares in connection with a repurchase offer. A subsequent decrease in the valuation of the Fund’s investments after a repurchase offer could potentially disadvantage remaining Shareholders to the benefit of Shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund’s investments could potentially disadvantage Shareholders whose Shares were accepted for repurchase to the benefit of remaining Shareholders. Similarly, a subsequent decrease in the valuation of the Fund’s investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre-existing
Shareholders, and a subsequent increase in the valuation of the Fund’s investments after a subscription could potentially disadvantage pre-existing
Shareholders to the benefit of subscribing investors. For more information regarding the Fund’s calculation of its net asset value, see “Net Asset Valuation.”
The Fund cannot guarantee the amount or frequency of distributions.
The amount of distributions that the Fund may pay is uncertain. The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board, and otherwise in a manner to comply with the distribution requirements necessary for the Fund to qualify to be treated as a RIC. See “Distributions.” Nevertheless, the Fund cannot assure Shareholders that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year
increases in cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.
The Fund cannot guarantee that it will make distributions. The Fund may finance its cash distributions to Shareholders from any sources of funds available to the Fund, including offering proceeds, borrowings, net investment income from operations, capital gains proceeds from the sale of assets (including Fund investments), non-capital
gains proceeds from the sale of assets (including Fund investments), dividends or other distributions paid to the Fund on account of preferred and common equity investments by the Fund in Portfolio Funds and/or
Co-Investments
and expense reimbursements from the Adviser. The Fund has not established limits on the amount of funds the Fund may use from available sources to make distributions. The repayment of any amounts owed to the Adviser or its affiliates will reduce future distributions to which you would otherwise be entitled.
Additional subscriptions will dilute the voting interest of existing Shareholders.
The Fund intends to accept additional subscriptions for Shares, and such subscriptions will dilute the voting interest of existing Shareholders in the Fund. Additional subscriptions will also dilute the indirect interests of existing Shareholders in the Fund investments prior to such purchases, which could have an adverse impact on the existing Shareholders’ interests in the Fund if subsequent Fund investments underperform the prior investments.
The Fund and certain service providers may have access to Shareholders’ personal information.
The Adviser, the auditors, the custodian and the other service providers to the Fund may receive and have access to personal data relating to Shareholders and arising from a Shareholder’s business relationship with the Fund and/or the Adviser. Such information may be stored, modified, processed or used in any other way, subject to applicable laws, by the Adviser and by the Fund’s other service providers and their agents, delegates, sub-delegates
and certain third parties in any country in which such person conducts business. Subject to applicable law, Shareholders may have rights in respect of their personal data, including a right to access and rectification of their personal data and may in some circumstances have a right to object to the processing of their personal data.
The Adviser and its affiliates manage funds and accounts with similar strategies and objectives to the Fund.
The Adviser and its affiliates are investment advisers to various clients for whom they make credit investments of the same type as the Fund. The Adviser and its affiliates also may agree to act as investment adviser to additional clients that make credit investments of the same type as the Fund. In addition, the Adviser and the investment team will be permitted to organize other pooled investment vehicles with principal investment objectives different from those of the Fund. It is possible that a particular investment opportunity would be a suitable investment for the Fund and such clients or pooled investment vehicles. Such investments will be allocated in accordance with the allocation policies and procedures of the Adviser’s investment team. See “Potential Conflicts of Interest” below.
The Fund is subject to inflation risk.
Inflation may adversely affect the business, results of operations and financial condition of the portfolio companies to which Portfolio Funds may lend.
Inflationary pressures have increased the costs of labor, energy and raw materials, have adversely affected consumer spending and economic growth, and may adversely affect portfolio companies’ operations. If portfolio companies are unable to pass increases in their costs of operations along to their customers, it could adversely affect their operating results and impact their ability to pay interest and principal on their loans, particularly as interest rates rise in response to inflation. In addition, any projected future decreases in portfolio companies’ operating results due to inflation could adversely impact the fair value of those investments. Any decreases in the fair value of those investments could result in future realized or unrealized losses and therefore reduce the Fund’s net asset value.
While the U.S. and other developed economies have experienced higher-than-normal inflation rates, it remains uncertain whether substantial inflation in the U.S. and other developed economies will be sustained over an extended period of time or have a significant effect on the U.S. or other economies. Inflation may affect the Fund’s investments adversely in a number of ways, including those noted above. During periods of rising inflation, interest and dividend rates of any instruments the Fund or entities related to portfolio investments may have issued could increase. Inflationary expectations or periods of rising inflation could also be accompanied by the rising prices of commodities which may be critical to the operation of certain portfolio companies. Some of the Fund’s investments may have income linked to inflation through contractual rights or other means. However, as inflation may affect both income and expenses, any increase in income may not be sufficient to cover increases in expenses.
Governmental efforts to curb inflation often have negative effects on the level of economic activity. In an attempt to stabilize inflation, certain countries have imposed wage and price controls at times. Past governmental efforts to curb inflation have also involved more drastic economic measures that have had a materially adverse effect on the level of economic activity in the countries where such measures were employed. There can be no assurance that continued and more wide-spread inflation in the U.S. and/or other economies will not become a serious problem in the future and have a material adverse impact on the Fund’s returns.
The Fund may be subject to leverage risk.
The use of leverage creates an opportunity for increased Share gains, but also creates risks for Shareholders. The Fund cannot assure Shareholders that the use of leverage, if employed, will benefit the common shares. Leveraging is a speculative technique that may expose the Fund to greater risk and increased costs. Any leveraging strategy the Fund employs may not be successful.
Leverage involves risks and special considerations for Shareholders, including:

•	the likelihood of greater volatility of NAV of the Shares than a comparable portfolio without leverage;

•	the risk that fluctuations in interest rates or dividend rates on any leverage that the Fund must pay will reduce the return to Shareholders;

•	the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; and

•	leverage may increase operating costs, which may reduce total return.
Any decline in the NAV of the Fund’s investments will be borne entirely by Shareholders. Therefore, if the market value of the Fund’s portfolio declines, leverage will result in a greater decrease in NAV to Shareholders than if the Fund were not leveraged. While the Fund may from time to time consider reducing any outstanding leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and NAV associated with leverage, there can be no assurance that the Fund will actually reduce any outstanding leverage in the future or that any reduction, if undertaken, will benefit Shareholders. Changes in the future direction of interest rates are very difficult to predict accurately. If the Fund were to reduce any outstanding leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in any outstanding leverage may reduce the income and/or total returns to Shareholders relative to the circumstance where the Fund had not reduced any of its outstanding leverage.
Certain types of leverage used by the Fund may result in the Fund being subject to covenants relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term corporate debt securities or preferred shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. The Adviser does not believe that these covenants or guidelines will impede it from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies.
In addition to the foregoing, the use of leverage treated as indebtedness of the Fund for U.S. federal income tax purposes may reduce the amount of Fund dividends that are otherwise eligible for the dividends received deduction in the hands of corporate Shareholders.

Other Investment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Investment Risks
The Fund’s Liquid Assets investments are expected to yield lower returns than the Fund’s other credit investments, which may lower the Fund’s performance.
To manage the liquidity of its investment portfolio, the Fund also invests a portion of its assets in a portfolio of Liquid Assets. The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (“affiliated money market funds”). The Fund’s Liquid Assets investments are expected to yield lower returns than the Fund’s other credit investments, which may lower the Fund’s performance. Further, Liquid Assets that provide the most immediate liquidity (e.g., money market securities or cash and/or cash equivalents) are expected to yield lower returns than other Liquid Assets (e.g., investment grade or below investment grade fixed-income securities), and to the extent a large portion of the Fund’s Liquid Assets investments is comprised of such assets (whether in order to fund repurchase obligations or to meet immediate liquidity needs or otherwise), the Fund’s yield is expected to be lower than the yield it could have obtained with less exposure to Liquid Assets. These positions may also subject the Fund to additional risks and costs.
In addition, the Fund and the Portfolio Funds may maintain substantially all of their respective cash and cash equivalents in accounts with major U.S. and multi-national financial institutions, and their respective deposits at certain of these institutions may exceed insured limits, where applicable. Volatility in the banking system may impact the viability of such banking and financial services institutions. In the event of failure of any of the financial institutions where the Fund or a Portfolio Fund maintains its respective cash and cash equivalents, there can be no assurance that the Fund or such Portfolio Fund would be able to access uninsured funds in a timely manner or at all. Any inability to access, or delay in accessing, these funds could adversely affect the business and financial position of the Fund and the Portfolio Fund.
The Fund’s investments, including its Liquid Assets, are subject to fluctuations in price and the Fund could experience a loss and its liquidity may be negatively impacted when selling investments, including when doing so to meet repurchase requests. The risk of loss and impact on liquidity increases in times of overall market turmoil or declining prices. Similarly, large purchases of the Fund’s shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
The Fund may make
non-U.S.
Investments, which are subject to additional risks.
The Fund, either directly through
Co-Investments
or indirectly through Portfolio Funds, may lend in companies that are organized or headquartered or have substantial sales or operations outside of the United States, its territories, and possessions. Such investments may be subject to certain additional risk due to, among other things, potentially unsettled points of applicable governing law, the risks associated with fluctuating currency exchange rates, capital repatriation regulations (as such regulations may be given effect during the term of the Fund or client portfolio), the application of complex U.S. and
non-U.S.
tax rules to cross-border investments, possible imposition of
non-U.S.
taxes on investors with respect to the income, and possible
non-U.S.
tax return
filing requirements. The foregoing factors may increase transaction costs and adversely affect the value of the Fund’s portfolio investments.
Additional risks of
non-U.S.
investments include but are not limited to: (a) economic dislocations in the host country; (b) less publicly available information; (c) less well-developed regulatory institutions; (d) greater difficulty of enforcing legal rights in a
non-U.S.
jurisdiction, (e) economic, social and political risks, including potential exchange control regulations and restrictions on foreign investment and repatriation of capital, the risks of political, economic or social instability and the possibility of expropriation or confiscatory taxation, and (e) the possible imposition of non-U.S. taxes on income and gains recognized with respect to such securities. Moreover,
non-U.S.
portfolio investments and companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those that apply to U.S. portfolio investments and companies. In addition, laws and regulations of foreign countries may impose restrictions that would not exist in the United States and may require financing and structuring alternatives that differ significantly from those customarily used in the United States. No assurance can be given that a change in political or economic climate, or particular legal or regulatory risks, including changes in regulations regarding foreign ownership of assets or repatriation of funds or changes in taxation might not adversely affect an investment by the Fund.
The Fund may be subject to risks related to changes in foreign currency exchange rates.
Because the Fund may have exposure to securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities held by the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Adviser may, but is not required to, elect for the Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on the transferability, repatriation or convertibility of currency.

Other Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Risks
The Fund is subject to limitations under the Volcker Rule.
Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the Adviser and/or its affiliates own 25% or more of the outstanding ownership interests of the Fund after the permitted seeding period from the implementation of the Fund’s investment strategy, the Fund could be subject to restrictions on trading that would adversely impact the Fund’s ability to execute its investment strategy. Generally, the permitted seeding period is three years from the implementation of a Fund’s investment strategy, with permissible extensions under certain circumstances. As a result, the Adviser and/or its affiliates may be required to reduce their ownership interests in the Fund at a time that is sooner than would otherwise be desirable, which may result in the Fund’s liquidation or, if the Fund is able to continue operating, may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of portfolio securities.
The Fund may be deemed to be controlled by a Bank Holding Company under the Bank Holding Company Act.
The Fund’s activities may be limited as a result of potentially being deemed to be controlled by a bank holding company. JPMorgan Chase is a bank holding company (“BHC”) under the Bank Holding Company Act (“BHCA”) and is therefore subject to supervision and regulation by the Federal Reserve. In addition, JPMorgan Chase is a financial holding company (“FHC”) under the BHCA, which is a status available to BHCs that meet certain criteria. FHCs may engage in a broader range of activities than BHCs that are not FHCs. However, the activities of FHCs and their affiliates
re-main
subject to certain restrictions imposed by the BHCA and related regulations. JPMorgan may be deemed to “control” the Fund within the meaning of the BHCA if, among other things, JPMorgan Chase owns more than a certain percentage of the Fund’s outstanding shares or a certain number of JPMorgan Chase employees serve on the Fund’s board. It is expected that JPMorgan Chase will be deemed to control the Fund for a certain period of time and therefore, the restrictions under the BHCA and related regulations will apply to the Fund as well. Accordingly, the BHCA and other applicable banking laws, rules, regulations and guide-lines, and their interpretation and administration by the appropriate regulatory agencies, including the Federal Reserve, may restrict the Fund’s investments, transactions and operations and may restrict the transactions and relationships between the Adviser, JPMorgan Chase and their affiliates, on the one hand, and the Fund on the other hand. For example, the BHCA regulations applicable to JPMorgan Chase and the Fund may, among other things, restrict the Fund’s ability to make certain investments or the size of certain investments, impose a maximum holding period on some or all of the Fund’s investments and restrict the Fund’s and the Adviser’s ability to participate in the management and operations of the companies in which the Fund holds an equity investment. In addition, certain BHCA regulations may require aggregation of equity positions owned, held or controlled by related entities. Thus, in certain circumstances, positions held by JPMorgan Chase and its affiliates (including the Adviser) for client and proprietary accounts may need to be aggregated with positions held by the Fund. In this case, where BHCA regulations impose a cap on the amount of a position that may be held, JPMorgan Chase may utilize available capacity to make investments for its proprietary accounts or for the accounts of other clients, which may require the Fund to limit and/or liquidate certain investments.
These restrictions may materially adversely affect the Fund by, among other things, affecting the Adviser’s ability to pursue certain strategies within the Fund’s investment program or trade in certain securities. In addition, JPMorgan Chase may cease in the future to qualify as an FHC, which may subject the Fund to additional restrictions. Moreover, there can be no assurance that the bank regulatory requirements applicable to JPMorgan Chase and the Fund, or the interpretation thereof, will not change, or that any such change will not have a material adverse effect on the Fund.
JPMorgan Chase may in the future, in its sole discretion and without notice to investors, engage in activities impacting the Fund and/or the Adviser in order to comply with the BHCA or other legal requirements applicable to, or reduce or eliminate the impact or applicability of any bank regulatory or other restrictions on, JPMorgan Chase, the Fund or Applicable JPM Accounts (as defined below). JPMorgan Chase may seek to accomplish this result by causing the Adviser to resign as the Fund’s investment adviser, voting for changes to the Board, causing JPMorgan Chase personnel to resign from the Board, reducing the amount of JPMorgan Chase’s investment in the Fund (if any), revoking the Fund’s right to use the JPMorgan Chase name or any combination of the foregoing, or by such other means as it determines in its sole discretion. Any replacement investment adviser appointed by the Fund may be unaffiliated with JPMorgan Chase.
The Board may make decisions on behalf of the Fund without Shareholder approval.
Shareholders have no authority to make decisions or to exercise business discretion on behalf of the Fund, except as set forth in the Fund’s governing documents. The authority for all such decisions is generally delegated to the Board, which in turn, has delegated the day-to-day
management of the Fund’s investment activities to the Adviser, subject to oversight by the Board.
Recent market fluctuations and changes may adversely affect the Fund.
General fluctuations in the market prices of securities may affect the value of the Fund’s investments. Instability in the securities markets also may increase the risks inherent in the Fund’s investments. Stresses associated with the 2008 financial crisis in the United States and global economies peaked approximately a decade ago, but periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or a geography, continue to recur. Some countries, including the United States, have adopted and/or are considering the adoption of more protectionist trade policies, a move away from the tighter financial industry regulations that followed the financial crisis, and/or substantially reducing corporate taxes. The exact shape of these policies is still being considered, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, especially if the market’s expectations are not borne out. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health, may add to instability in world economies and markets generally. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events.
The Fund is subject to market disruptions and geopolitical risks.
The occurrence of events similar to those in recent years, such as localized wars, instability, new and ongoing epidemics and pandemics of infectious diseases and other global health events, natural/environmental disasters, terrorist attacks in the U.S. and around the world, social and political discord, debt crises, sovereign debt downgrades, increasingly strained relations between the United States and a number of foreign countries, new and continued political unrest in various countries, the exit or potential exit of one or more countries from the European Union (“EU”), continued changes in the balance of political power among and within the branches of the U.S. government, government shutdowns and other factors, may result in market volatility, may have long term effects on the U.S. and worldwide financial markets, and may cause further economic uncertainties in the U.S. and worldwide.
China and the United States have each imposed tariffs on the other country’s products, and the United States has also adopted certain targeted measures such as export controls or sanctions implicating Chinese companies and officials. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. U.S. companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. There remains much uncertainty as to whether the trade negotiations between the United States and China will be successful and how trade tensions between the United States and China will evolve. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe haven currencies, such as the Japanese yen and the euro. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future. Increased trade tensions could have a material adverse effect on the global economy, and the Fund and its portfolio investments could be materially and adversely affected.
Investments by the Fund, as well as by the Portfolio Funds in which the Fund invests, are materially affected by conditions in the global financial markets and economic and political conditions throughout the world, such as interest rates, the availability and cost of credit, inflation rates, economic uncertainty, changes in laws, trade policies, commodity prices, tariffs, currency exchange rates and controls and national and international political circumstances (including wars and other forms of conflict, terrorist acts, and security operations) and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and pandemics could materially affect the Fund’s investments to the extent it materially affects global economies or global financial markets. The occurrence of any of these above events could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. These factors are outside of the Fund’s control and may affect the level and volatility of securities prices and the liquidity and value of the Fund’s portfolio investments, and the Fund may not be able to successfully manage its exposure to these conditions, which may result in substantial losses to Shareholders.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of this military action, resulting sanctions and future local, regional or global market disruptions, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on Russian entities or individuals, including politicians, could have a severe adverse effect on the region, including significant negative economic impacts. How long such military action and related events will last cannot be predicted.
The Fund is subject to risks associated with instability in the banking sector.
U.S. and global markets recently have experienced increased volatility, including as a result of the failures of certain U.S. and
non-U.S.
banks, which could be harmful to the Fund and issuers in which it directly or indirectly invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer fails, the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.
Global developments may negatively impact Asian economies.
Many countries in Asia are heavily dependent upon international trade, and the United States and Europe remain important export markets for many economies in the region. Consequently, countries in the region may be adversely impacted by economic and political developments in other parts of the world, particularly in the case of significant contractions and weakening in demand in primary export markets or enactment of trade barriers by key trading partners. The global financial crisis in 2009 caused significant dislocations, illiquidity and volatility in the wider global credit and financial markets, including markets in Asia. While the volatility of global financial markets has largely subsided, there are rising political tensions within the region and globally, leaders in the United States and several European nations have risen to power on protectionist economic policies, and there are growing doubts about the future of global free trade. There can be no certainty that economies in the region may not be impacted by future shocks to the global economy. In addition, both the United States and China are currently engaged in sometimes hostile negotiations regarding their intentional trade arrangements, and each side has engaged or threaten to engage in an escalation of domestic protective measures such as the imposition of tariffs. Commonly referred to as a “trade war”, the ongoing negotiations between the United States and China has led to significant uncertainty and volatility in the financial markets. The future of the relationship between the United States and China is uncertain, and the failure of those countries to resolve their current disputes could have materially adverse effects on the global economy. This, and/or future downturns in the global economy, significant introductions of barriers to trade or even bilateral trade frictions between the region’s major trading partners and the United States or countries representing key export markets in Europe could adversely affect the financial performance of an underlying fund’s investment and such underlying fund could lose invested capital from the affected investments.
The Fund is subject to risks related to artificial intelligence.
Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. As the use of technology grows, liquidity and market movements may be affected. As artificial intelligence is used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund.
The Fund is subject to cyber security risk.
As the use of technology has become more prevalent in the course of business, the Fund has become more susceptible to operational and financial risks associated with cyber security, including: theft, loss, misuse, improper release, corruption and destruction of, or unauthorized access to, confidential or highly restricted data relating to the Fund and its investors; and compromises or failures to systems, networks, devices and applications relating to the operations of the Fund and its service providers. Cyber security risks may result in financial losses to the Fund and its investors; the inability of the Fund to transact business with its investors; delays or mistakes in the calculation of the financial data or other materials provided to investors; the inability to process transactions with investors or other parties; violations of privacy and other laws; regulatory fines, penalties and reputational damage; and compliance and remediation costs, legal fees and other expenses. The Fund’s service providers (including, but not limited to, its investment adviser, administrator, transfer agent, and custodian or their agents), financial intermediaries, entities in which the Fund invests and parties with which the Fund engages in portfolio or other transactions also may be adversely impacted by cyber security risks in their own businesses, which could result in losses to the Fund or its investors. While measures have been developed which are designed to reduce the risks associated with cyber security, there is no guarantee that those measures will be effective, particularly since the Fund does not directly control the cyber security defenses or plans of their service providers, financial intermediaries and companies in which they invest or with which they do business.
There may be a trademark risk, as the Fund does not own the JPMorgan name.
The Fund does not own the JPMorgan name, but it is permitted to use it as part of its corporate name pursuant to the Advisory Agreement. Use of the name by other parties or the termination of the Advisory Agreement may harm the Fund’s business.
The Fund may fail to qualify as a RIC under Subchapter M of the Code.
The Fund will elect to be treated, and intends to operate in a manner so as to continuously qualify in each taxable year thereafter, as a RIC under Subchapter M of the Code.
As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income
and annual distribution requirements. If the Fund fails to qualify as a RIC it will become subject to corporate-level income tax, and the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distributions to Shareholders, the amount of distributions and the amount of funds available for new investments. Such a failure would have a material adverse effect on the Fund and Shareholders. See “Material U.S. Federal Income Tax Considerations.”
Each of the aforementioned ongoing requirements for qualification of the Fund as a RIC requires that the Adviser obtain information from or about the underlying investments in which the Fund is invested. Portfolio Funds,
Co-Investments
and Portfolio Fund Managers may not provide information sufficient to ensure that the Fund qualifies as a RIC under the Code. If the Fund does not receive sufficient information from Portfolio Funds or Portfolio Fund Managers, the Fund risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income.
If, before the end of any quarter of its taxable year, the Fund believes that it may fail the Diversification Tests (as defined below in “Material U.S. Federal Income Tax Considerations—Qualification and Taxation as a RIC”), the Fund may seek to take certain actions to avert such a failure. However, the action frequently taken by RICs to avert such a failure, the disposition of non-diversified
assets, may be difficult to pursue because of the limited
liquidity of the Fund’s investments. While relevant tax provisions afford a RIC a
30-day
period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified
assets, the constraints on the Fund’s ability to effect a sale of an investment may limit the Fund’s use of this cure period. In certain cases, the Fund may be afforded a longer cure period under applicable savings provisions, but the Fund may be subject to a penalty tax in connection with its use of those savings provisions. If the Fund fails to satisfy the Diversification Tests or other RIC requirements, the Fund may fail to qualify as a RIC under the Code. If the Fund fails to qualify as a RIC, it would become subject to a corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes) and distributions to the Shareholders generally would be treated as corporate dividends to the extent of the Fund’s current or accumulated earnings and profits. See “Material U.S. Federal Income Tax Considerations — Failure to Qualify as a RIC.” In addition, the Fund is required each December to make certain “excise tax” calculations based on income and gain information that must be obtained from the Portfolio Funds or Portfolio Fund Managers. If the Fund does not receive sufficient information from the Portfolio Funds or Portfolio Fund Managers, it risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income (in addition to the corporate income tax). The Fund may, however, attempt to avoid such outcomes by paying a distribution that is or is considered to be in excess of its current and accumulated earnings and profits for the relevant period (i.e., a return of capital).
The Fund may have investments, either directly or through an entity or arrangement treated as a partnership for U.S. federal income tax purposes (such as the Portfolio Funds or
Co-Investments),
that require income to be included in investment company taxable income in a year prior to the year in which the Fund (or the Portfolio Funds or the
Co-Investments)
actually receives a corresponding amount of cash in respect of such income. The Fund may be required to make a distribution to its Shareholders in order to satisfy the annual distribution requirement, even though it will not have received any corresponding cash amount. As a result, the Fund may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain RIC tax treatment under Subchapter M of the Code. The Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, the Fund may not qualify for or maintain RIC tax treatment and thus become subject to corporate-level income tax.
In order to comply with the RIC rules or for other reasons, the Fund may structure its investments in a way that could increase the taxes imposed thereon or in respect thereof. For example, the Fund may be required to hold such investments through a U.S. or
non-U.S.
corporation (or other entity treated as such for U.S. federal income tax purposes), and the Fund would indirectly bear any U.S. or
non-U.S.
taxes imposed on such corporation. The Fund may also be unable to make investments that it would otherwise determine to make as a result of the desire to qualify for the RIC rules.
In addition, the Fund may directly or indirectly invest in Portfolio Funds located outside the United States. Such Portfolio Funds may be subject to withholding taxes and other taxes in such jurisdictions with respect to their investments. In general, a U.S. person will not be able to claim a U.S. foreign tax credit or deduction for
non-U.S.
taxes paid by the Fund. Further, adverse U.S. tax consequences can be associated with certain foreign investments, including potential U.S. withholding taxes on foreign investment entities with respect to their U.S. investments and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as “controlled foreign corporations” or “passive foreign investment companies.”
The Fund may retain some income and capital gains in the future, including for purposes of providing the Fund with additional liquidity, which amounts would be subject to a 4% U.S. federal excise tax to the extent they exceed the Excise Tax Distribution Requirements (as defined below), in addition to the corporate income tax. In that event, the Fund will be liable for the tax on the amount by which the Fund does not meet the foregoing distribution requirement. See “Material U.S. Federal Income Tax Considerations — Qualification and Taxation as a RIC.”
Tax laws are subject to changes which may adversely affect the Fund.
It is possible that the current U.S. federal, state, local or
non-U.S.
income tax treatment accorded an investment in the Fund will be modified by legislative, administrative or judicial action in the future, possibly with retroactive effect. The nature of changes in U.S. federal, state, local or
non-U.S.
tax law, if any, cannot be determined prior to enactment of any new tax legislation. However, such legislation could significantly alter the tax consequences and decrease the after-tax
rate of return of an investment in the Fund. Potential investors therefore should seek, and must rely on, the advice of their own tax advisers with respect to the possible impact on their investments of recent legislation, as well as any future proposed tax legislation or administrative or judicial action.
The Fund is subject to risks associated with withholding applicable to secondaries funds.
As a secondaries investment fund, the Fund may have a U.S. federal income tax withholding obligation with respect to interests the Fund purchases in Portfolio Funds from non U.S. sellers. This withholding requirement may reduce the number of non U.S. sellers willing to sell interests in Portfolio Funds and therefore reduce the number of investment opportunities available to the Fund. Additionally, if the Fund does not properly withhold from such non U.S. sellers, the Portfolio Fund would be required to withhold on future distributions to the Fund, which would negatively impact the Fund’s returns.
Trustees and Officers are subject to limitations on liability and the Fund may indemnify and advance expenses to Trustees and Officers to the extent permitted by law and the Fund’s Declaration of Trust.
Delaware law permits a Delaware statutory trust to include in its declaration of trust a provision to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever. The Fund’s Declaration of Trust provides that the Trustees will not be liable to the Fund or shareholders for monetary damages for breach of fiduciary duty as a trustee to the fullest extent permitted by Delaware law. The Fund’s Declaration of Trust provides for the indemnification of any person to the full extent permitted, and in the manner provided, by Delaware law. In accordance with the 1940 Act, The Fund will not indemnify certain persons for any liability to which such persons would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.
Pursuant to the Declaration of Trust and subject to certain exceptions described therein, the Fund will indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (i) any individual who is a present or former Trustee or officer of the Fund and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity or (ii) any individual who, while a Trustee or officer of the Fund and at the request of the Fund, serves or has served as a trustee, officer, partner or trustee of any corporation, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity (each such person, an “Indemnitee”), in each case to the fullest extent permitted by Delaware law. Notwithstanding the foregoing, the Fund will not provide indemnification for any loss, liability or expense arising from or out of an alleged violation of federal or state securities laws by an Indemnitee unless (i) there has been a successful adjudication on the merits of each count involving alleged securities law violations, (ii) such claims have been dismissed with prejudice on the merits by a court of competent jurisdiction, or (iii) a court of competent jurisdiction approves a settlement of the claims against the Indemnitee and finds that indemnification of the settlement and the related costs should be made and the court considering the request for indemnification has been advised of the position of the SEC and of the published position of any state securities regulatory authority in which securities were offered or sold as to indemnification for violations of securities laws.
The Fund will not indemnify an Indemnitee against any liability or loss suffered by such Indemnitee unless (i) the Fund determines in good faith that the course of conduct that caused the loss or liability was in the best interest of the Fund, (ii) the Indemnitee was acting on behalf of or performing services for the Fund, (iii) such liability or loss was not the result of (A) negligence or misconduct, in the case that the party seeking indemnification is a Trustee (other than an independent Trustee), officer, employee, controlling person or agent of the Fund, or (B) gross negligence or willful misconduct, in the case that the party seeking indemnification is an independent Trustee, and (iv) such indemnification or agreement to hold harmless is recoverable only out of assets of the Fund and not from the shareholders.
In addition, the Declaration of Trust permits the Fund to advance reasonable expenses to an Indemnitee, and it will do so in advance of final disposition of a proceeding (a) if the proceeding relates to acts or omissions with respect to the performance of duties or services on behalf of the Fund, (b) the legal proceeding was initiated by a third party who is not a shareholder or, if by a shareholder of the Fund acting in his or her capacity as such, a court of competent jurisdiction approves such advancement and (c) upon the Fund’s receipt of (i) a written affirmation by the trustee or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the Fund and (ii) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the Fund, together with the applicable legal rate of interest thereon, if it is ultimately determined that the standard of conduct was not met.
The Fund and the Adviser are subject to ongoing regulatory scrutiny and reporting obligations.
The Fund and the Adviser may be subject to increased scrutiny by government regulators, investigators, auditors and law enforcement officials regarding the identities and sources of funds of investors. In that connection, in the future the Fund may become subject to additional obligations that may affect its investment program, the manner in which it operates and, reporting requirements regarding its investments and investors. Each Shareholder will be required to provide to the Fund such information as may be required to enable the Fund to comply with all applicable legal or regulatory requirements, and each Shareholder will be required to acknowledge and agree that the Fund may disclose such information to governmental and/or regulatory or self-regulatory authorities to the extent required by applicable law or regulation and may file such reports with such authorities as may be required by applicable law or regulation.
This offering is being made on a reasonable best-efforts basis by JPMII.
This offering is being made on a reasonable best efforts basis, whereby JPMII is only required to use its reasonable best efforts to sell the Shares and neither it nor any selling agent has a firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum number of Shares is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base. As a result, the Fund may be unable to achieve its investment objective and a Shareholder could lose some or all of the value of his, her or its investment in the Shares. JPMII is an affiliate of the Fund and the Adviser. As a result, JPMII’s due diligence review and investigation of the Fund and this Prospectus cannot be considered to be an independent review.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	277 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10172
Contact Personnel Name	Glenn Hill
Class S Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.00%	[2],[3]
Interest Expenses on Borrowings [Percent]	0.11%	[4]
Distribution/Servicing Fees [Percent]	0.75%
Acquired Fund Fees and Expenses [Percent]	0.85%	[2]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.31%	[5]
Total Annual Expenses [Percent]	4.02%
Waivers and Reimbursements of Fees [Percent]	(0.75%)	[6],[7]
Net Expense over Assets [Percent]	3.27%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class S Shares
Outstanding Security, Not Held [Shares] | shares	1,000
Class A Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	2.25%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.00%	[2],[3]
Interest Expenses on Borrowings [Percent]	0.11%	[4]
Distribution/Servicing Fees [Percent]	0.50%
Acquired Fund Fees and Expenses [Percent]	0.85%	[2]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.31%	[5]
Total Annual Expenses [Percent]	3.77%
Waivers and Reimbursements of Fees [Percent]	(0.75%)	[6],[7]
Net Expense over Assets [Percent]	3.02%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class A Shares
Outstanding Security, Not Held [Shares] | shares	1,000
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.00%	[2],[3]
Interest Expenses on Borrowings [Percent]	0.11%	[4]
Distribution/Servicing Fees [Percent]	0.00%
Acquired Fund Fees and Expenses [Percent]	0.85%	[2]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.31%	[5]
Total Annual Expenses [Percent]	3.27%
Waivers and Reimbursements of Fees [Percent]	(0.75%)	[6],[7]
Net Expense over Assets [Percent]	2.52%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I Shares
Outstanding Security, Not Held [Shares] | shares	8,000
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to Shares
You would pay the following expenses on a 1,000 Class S Shares investment, assuming a 5 annual return [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 33
Expense Example, Years 1 to 3	116
Expense Example, Years 1 to 5	200
Expense Example, Years 1 to 10	418
You would pay the following expenses on a 1,000 Class A Shares investment, assuming a 5 annual return [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	52
Expense Example, Years 1 to 3	128
Expense Example, Years 1 to 5	206
Expense Example, Years 1 to 10	410
You would pay the following expenses on a 1,000 Class I Shares investment, assuming a 5 annual return [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	26
Expense Example, Years 1 to 3	94
Expense Example, Years 1 to 5	164
Expense Example, Years 1 to 10	352
You would pay the following expenses on a 25,000 Class S Shares investment, assuming a 5 annual return [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	825
Expense Example, Years 1 to 3	2,889
Expense Example, Years 1 to 5	4,995
Expense Example, Years 1 to 10	10,442
You would pay the following expenses on a 25,000 Class A Shares investment, assuming a 5 annual return [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	1,308
Expense Example, Years 1 to 3	3,210
Expense Example, Years 1 to 5	5,159
Expense Example, Years 1 to 10	10,246
You would pay the following expenses on a 25,000 Class I Shares investment, assuming a 5 annual return [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	638
Expense Example, Years 1 to 3	2,342
Expense Example, Years 1 to 5	4,107
Expense Example, Years 1 to 10	$ 8,791

[1]	For Class A Shares, an upfront sales load charge of 2.25% will be applied to purchases in the amount of $100,000 or less. For purchases from $100,000.01 to $249,999.99 there will be an upfront sales load charge of 1.75%. For purchases $250,000 and above, there will not be an upfront sales charge, however, there will be a contingent deferred sales charge of 1.00% in instances where the Shareholder redeems such Class A Shares within eighteen (18) months after purchase. No upfront sales load will be paid with respect to Class S Shares or Class I Shares, however, if you buy Class S Shares through certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that selling agents limit such charges to a 3.50% cap on NAV for Class S Shares. Financial intermediaries will not charge such fees on Class I Shares. Please consult your financial intermediary for additional information.
[2]	The Acquired Fund Fees and Expenses include the fees and expenses of the Portfolio Funds in which the Fund intends to invest. Some or all of the Portfolio Funds in which the Fund intends to invest generally charge asset-based management fees. The managers of the Portfolio Funds may also receive performance-based compensation if the Portfolio Funds achieve certain profit levels, generally in the form of “carried interest” allocations of profits from the Portfolio Funds, which effectively will reduce the investment returns of the Portfolio Funds. The Portfolio Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 1.50%, and generally charge between 10% and 20% of net profits as a carried interest allocation, subject to a clawback. The “Acquired Fund Fees and Expenses” disclosed above are based on historic fees and expenses of the Portfolio Funds in which the Fund anticipate investing, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” The Acquired Fund Fees and Expenses are based on estimated amounts for the Fund’s current fiscal year.
[3]	The Fund pays the Adviser a monthly Advisory Fee at an annual rate of 1.00% based on value of the Fund’s net assets, calculated and accrued daily. For purposes of determining the Advisory Fee payable to the Adviser, the value of the Fund’s net assets will be calculated prior to the inclusion of the Advisory Fee, payable to the Adviser or to any purchases or repurchases of Shares of the Fund or any distributions by the Fund. The Adviser has contractually agreed to reduce its Advisory Fee to an annual rate of 0.25% for a one-year term from the date the Fund commences operations (the “Fee Waiver Agreement”). Unless otherwise extended by agreement between the Fund and the Adviser, the Advisory Fee payable by the Fund after the conclusion of the first year of operations will be at the annual rate of 1.00%. The reduction of the Advisory Fee under the Fee Waiver Agreement is not subject to recoupment by the Adviser under the Expense Limitation Agreement described below.
[4]	In addition to estimated interest payments, includes estimated fees payable under the Fund’s anticipated line of credit. If the Fund were to incur higher levels of leverage or pay higher interest rates, interest payments on borrowed funds as a percentage of net assets would be higher.
[5]	The Other Expenses include, among other things, the Servicing Fee, professional fees, and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian. The Other Expenses are based on estimated amounts for the Fund’s current fiscal year.
[6]	Pursuant to an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund, if required to ensure certain annual operating expenses (excluding the Advisory Fee, any Distribution Fee, Servicing Fee, interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, borrowing costs, merger or reorganization expenses, shareholder meetings expenses, litigation expenses, reasonable research and due diligence expenses, investment-related software and database expenses, expenses associated with the acquisition and disposition of investments (including interest and structuring costs for borrowings and line(s) of credit) and extraordinary expenses, if any; collectively, the “Excluded Expenses”) do not exceed 1.10% per annum (excluding Excluded Expenses) of the Fund’s average daily net assets of each class of Shares. With respect to each class of Shares, the Fund agrees to repay the Adviser any fees waived or expenses assumed under the Expense Limitation Agreement for such class of Shares, provided the repayments do not cause the Fund’s annual operating expenses (excluding Excluded Expenses) for that class of Shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Adviser, whichever is lower. Any such repayments must be made within thirty-six months after the month in which the Adviser waived the fee or reimbursed the expense. The Expense Limitation Agreement will have a term until August 1, 2027, and the Adviser may extend the term for a period of one year on an annual basis. The Adviser may not terminate the Expense Limitation Agreement during its term. As a result of the reduction of the Advisory Fee under the Fee Waiver Agreement, no additional fee waivers or expense reimbursements are expected from the Adviser under the Expense Limitation Agreement based on the estimated Other Expenses for the Fund’s current fiscal year.
[7]	The Fund may invest in one or more mutual funds and/or ETFs advised by the Adviser or its affiliates (“affiliated funds”). The Adviser has contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net advisory fees it collects from the affiliated funds on the Fund’s investment in such affiliated funds.